                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                        New York, New York 10281-1008

June 29, 2004

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer International Value Trust
            File No. 811- 21369 Reg. 333-105970

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby made on behalf of Oppenheimer
International   Value  Trust  (the  "Registrant")  on  behalf  of  Oppenheimer
International  Value  Fund  (the  "Fund")  pursuant  to  Rule  497(c)  of  the
Securities  Act of 1933, as amended.  Pursuant to Item 310 of Regulation  S-T, this  filing  is marked  to show  changes  to the  Registrant's  Statement  of
Additional  Information  dated  June 25,  2004,  since the  Registrant's  Rule
485(b)  Post-Effective  Amendment  filed under the 1993 Act on June 25,  2004.
No changes were to the  Registrant's  Prospectus  contained in  Post-Effective
Amendment  No. 1 to the  Registrant's  Registration  Statement  on Form  N-1A,
which was filed  electronically with the Securities and Exchange Commission on
June 25, 2004, and is also included in this filing.

      Please contact me with any questions regarding this filing.

                                    Sincerely,

                                    /s/ Dina C. Lee
                                    ------------------------
                                    Dina C. Lee
                                    Assistant Vice President &
                                    Assistant Counsel
                                    Phone: (212) 323-5089

Attachments

cc:  Mr. Curtis Young/Securities and Exchange Commission (w/o enclosure)
     Mayer, Brown, Rowe & Maw
     Ernst & Young LLP
     Gloria LaFond

Oppenheimer
International Value Fund

Prospectus dated June 25, 2004

                                         Oppenheimer International Value Fund
                                         is a mutual fund that seeks long-term
                                         capital appreciation. It emphasizes
                                         investments in common stocks of
                                         foreign companies that the portfolio
                                         manager believes to be undervalued.
                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
As with all mutual funds, the            and sell shares of the Fund and other
Securities and Exchange Commission has   account features. Please read this
not approved or disapproved the Fund's   Prospectus carefully before you invest
securities nor has it determined that    and keep it for future reference about
this Prospectus is accurate or           your account.
complete. It is a criminal offense to
represent otherwise.

                                                   [logo] OppenheimerFunds(R)
                                                    The Right Way to Invest

Contents

            About the Fund
---------------------------------------------------------------------------------

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
---------------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT the fund

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  currently  invests  mainly in
common  stocks  of  companies   believed  by  the  Fund's   investment   manager,
OppenheimerFunds,  Inc.  (the  "Manager") to be  undervalued,  that are domiciled outside the United States or have their primary operations outside the U.S.

      The Fund  does not limit  its  investments  to  issuers  within a  specific market  capitalization  range.  At  times,  the  Fund may  invest  a  substantial portion of its assets in a particular  capitalization  range.  For  example,  the
Fund may invest a  substantial  portion  of its assets in stocks  issued by small and mid-sized companies.

      The Fund can  invest  in  emerging  markets  as well as  developed  markets throughout  the world,  although it may place  greater  emphasis on  investing in one or more  particular  regions  from time to time,  such as Europe or Asia.  It can  invest  100% of its  assets  in  foreign  securities.  Under  normal  market conditions,  the  Fund  will  invest  at  least  80%  of  its  net  assets  (plus borrowings  for  investment  purposes) in foreign  common and preferred  stock of issuers in at least five different countries outside the United States.

HOW DOES  THE  PORTFOLIO  MANAGER  DECIDE  WHAT  SECURITIES  TO BUY OR  SELL?  In
selecting   securities   for  the  Fund,   the  Manager,   evaluates   investment
opportunities  on  a  company-by-company   basis.  The  portfolio  manager  looks
primarily  for  foreign  companies  using  a value  criteria  and a  "bottom  up"
investment  approach - that is, analyzing  individual  stocks before  considering the  impact of general or  industry  economic  trends.  The  portfolio  manager's value  criteria  entails  estimating  a company's  fair value and  comparing  the estimated  fair  value to the  company's  stock  price.  This  approach  includes fundamental  analysis of a company's  financial  statements,  profitability,  and management  structure.  It also includes  analysis of the  company's  operations, business strategy, product development,  and competitive positioning,  as well as the industry and sector of which the issuer is part.

      The  portfolio  manager  monitors  individual  issuers  for  changes in the factors  above  that may lead to a decision  to sell a  security.  The  portfolio manager  may  also  sell a  security  if its  share  price  meets  the  portfolio manager's  targeted price, or if the portfolio manager determines a new or better investment idea has emerged.

WHO IS THE FUND  DESIGNED  FOR?  The Fund is  designed  primarily  for  investors seeking capital  appreciation in their  investment over the long term from a fund that normally has substantial  foreign  investments.  Those  investors  should be willing  to  assume  the  greater  risks of  share  price  fluctuations  that are typical for an  aggressive  fund focusing on stock  investments,  and the special risks of investing in both emerging and  developed  foreign  countries.  The Fund does not seek current income and the income from its  investments  will likely be small, so it is not designed for investors  needing income.  Because of its focus on long-term capital  appreciation,  the Fund may be appropriate for some portion of a  retirement  plan  investment  for  investors  with a high  risk  tolerance.
However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  carry risks to some degree.  The Fund's  investments  in stocks are  subject  to  changes  in their  value  from a number of  factors,  described below.  There is also the risk  that  poor  security  selection  by the  Manager, will  cause the Fund to  underperform  other  funds  having  similar  objectives.
Changes  in the  market  prices of  securities  can occur at any time.  The share prices  of the Fund will  change  daily  based on  changes  in  market  prices of securities  and  market  conditions,  and  in  response  to  other  economic  and political events.

RISKS OF  INVESTING  IN STOCKS.  Because  the Fund  invests  primarily  in common stocks of foreign  companies,  the value of the Fund's  holdings will be affected by changes in the  foreign  stock  markets  and the  special  economic  and other factors that might  primarily  affect the prices of particular  foreign  markets.
That  volatility  is likely to be even  greater  for  stocks  issued by small and mid-sized  companies  of which the Fund may  invest a  substantial  amount of its assets.  Market  risk will  affect the Fund's net asset  values per share,  which will  fluctuate  as the values of the Fund's  portfolio  securities  change.  The prices of individual  stocks do not all move in the same  direction  uniformly or
at  the  same  time,  for  example,   "growth"  stocks  may  perform  well  under
circumstances  in which "value"  stocks in general have fallen.  Different  stock markets may behave differently from each other.

      Additionally,  stocks of issuers in a  particular  industry may be affected by changes in economic  conditions  that affect that  industry  more than others, or by changes in  government  regulations,  availability  of basic  resources  or supplies,  or other  events  affecting  that  industry.  To the  extent  the Fund emphasizes  investments in a particular industry,  its share values may fluctuate in response to events affecting that industry.

      Other  factors  can  affect  a  particular  stock's  price,  such  as  poor earnings  reports  by the  issuer,  loss of  major  customers,  major  litigation against the issuer,  or changes in  government  regulations  affecting the issuer or its industry.

Special  Risks  of  Stocks  Issued  by  Small-  and  Mid-Sized  Companies.  These
      companies can include both  established  and newer  companies.  While newer
      growth   companies   might   offer   greater   opportunities   for  capital
      appreciation  than  larger,  more  established   companies,   they  involve
      substantially  greater  risks of loss and price  fluctuations  than  larger issuers.

      Stocks of small- and  mid-sized  companies  may have limited  product lines or markets for their  products,  limited access to financial  resources and less depth in management  skill than larger,  more  established  companies.
      Their  stocks may be less liquid than those of larger  issuers.  That means the Fund could have  greater  difficulty  selling  their  securities  at an acceptable price,  especially in periods of market volatility.  That factor increases  the  potential  for  losses  to the  Fund.  Also,  it may take a substantial  period  of  time  before  the  Fund  realizes  a  gain  on  an investment in the stocks of a small- or mid-sized  company,  if it realizes any gain at all.
RISKS OF VALUE  INVESTING.  In using a value investing  style,  there is the risk that the market will not recognize that the securities  selected are  undervalued and they may not appreciate in value in the way the Manager anticipates.

RISKS  OF  FOREIGN   INVESTING.   While  foreign  securities  may  offer  special
investment  opportunities,  there are also special risks.  The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S.
dollar  value  of  securities  denominated  in  that  foreign  currency.  Foreign issuers are not subject to the same accounting and disclosure  requirements  that
U.S. companies are subject to.

      The value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or  nationalization  of a company's  assets,  foreign taxes,  delays in settlement of  transactions,  changes in governmental  economic or  monetary  policy in the U.S.  or  abroad,  or other  political  and  economic factors.  In  addition,  foreign  securities  might not be as liquid as  domestic securities.  These  risks  could  cause the prices of foreign  stocks to fall and could therefore depress the Fund's share prices.

o     Special  Risks  of  Emerging   Markets.   Securities  in  emerging   market
      countries may be more  difficult to sell at an acceptable  price,  they may be  illiquid,  and their prices may be more  volatile  than  securities  of companies in more developed  markets.  Settlements of trades may be subject to greater  delays so that the Fund may not receive the  proceeds of a sale of a security on a timely basis.  Emerging  market  countries may have less developed  trading  markets  and  exchanges.  They may have less  developed legal and  accounting  systems,  and  investments  in those  markets may be subject to greater  risks of government  restrictions  on  withdrawing  the sales proceeds of securities from the country.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall  risk  profile  of the  Fund,  and can  affect  the  value of the  Fund's
investments,   its  investment   performance   and  the  prices  of  its  shares.
Particular  investments and investment  strategies  also have risks.  These risks mean that you can lose  money by  investing  in the Fund.  When you  redeem  your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

The  prices  of the  Fund's  shares  can go up and down  substantially.  The Fund generally  does not use  income-oriented  investments  to help cushion the Fund's total  return from changes in stock  prices.  In the  OppenheimerFunds  spectrum, the Fund is an aggressive  investment vehicle,  designed for investors willing to assume  greater risks in the hope of achieving  long-term  capital  appreciation.
It is likely to be subject  to  greater  fluctuations  in its share  prices  than funds  that do not  invest in  foreign  securities  (especially  emerging  market securities) or funds that focus on both stocks and bonds.

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An  investment  in the Fund is not a deposit  of any bank and is not  insured or  guaranteed  by the Federal  Deposit  Insurance  Corporation  or any other government agency.

-----------------------------------------------------------------------------

The Fund's Past Performance

Because the Fund commenced  operations on August 1, 2003,  prior  performance information  for a full calendar year is not yet available.  Please  remember that the Fund is  intended  to be a long-term  investment,  that  performance results  are  historical,  and that  past  performance  (particularly  over a short-term period) is not necessarily predictive of future results.

Fees and Expenses of the Fund

The following  tables are provided to help you  understand  the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety  of expenses directly for management of its assets,  administration,  distribution of its shares and other  services.  Those  expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values  per share.  All  shareholders therefore  pay those  expenses  indirectly.  Shareholders  pay other  transaction expenses  directly,  such as sales  charges.  The expenses below are based on the
Fund's actual  expenses for Class A shares  during its partial  fiscal year ended
April 30,  2004.  Class B, Class C, Class N and Class Y share  expenses are based on  anticipated  expenses  during the first  fiscal  year that  these  shares are offered.  The  inception  date of Class A was August 1, 2003,  and the  inception of each of  Classes B and C was May 6,  2004.  Class N and Class Y shares are not yet available for sale.

Shareholder Fees (charges paid directly from your investment):

--------------------------------------------------------------------------------
                       Class A    Class B      Class C     Class N    Class Y
                         Shares     Shares     Shares      Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge     5.75%       None       None        None        None
(Load) on purchases
(as % of offering
price)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower of
the original offering    None1       5%2         1%3         1%4        None
price or redemption
proceeds)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Redemption Fee (as a     2.00%      2.00%       2.00%       2.00%      2.00%
percentage of total
redemption proceeds)5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Class A      Class B   Class C      Class N   Class Y
                         Shares     Shares      Shares     Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees          0.85%       0.85%      0.85%       0.85%      0.85%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution    and/or   0.25%       1.00%      1.00%       0.50%       N/A
Service (12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses           1.28%       1.28%      1.28%       1.28%      1.28%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total           Annual   2.38%6      3.13%      3.13%       2.63%      2.13%
Operating Expenses
--------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses" include, among others, transfer agent fees, custodial fees, and accounting and legal expenses that the
Fund pays.  The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating
Expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and
Class C shares, 1.95% for Class N shares and 1.45% for Class Y shares.  The voluntary waiver and/or expense reimbursements described above may be amended or withdrawn at any time without prior notice to shareholders. The Transfer
Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for each class of shares.
That undertaking may be amended or withdrawn at any time without prior notice to shareholders.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated thereafter.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
   within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.
6.    For the fiscal  period ended April 30, 2004,  the Fund's Class A 12b-1 fees and Total  Annual  Operating  Expenses  were  lower  than  those  shown in the table.  Class  A 12b-1 Fees and Total Annual  Operating  Expenses in the table reflect  expected fees for the current fiscal  period.  The 12b-1 fees for the fiscal  period ended April 30, 2004 were 0.00% and the Total Annual  Operation
   Expenses were 2.13%.  This was due to the fact that a  significant  portion of the  Fund's  assets  during  such  fiscal  period  were held by  shareholders, including  the  Manager  and its  affiliates,  that  did not have  brokers  of record,  and the Fund  reimburses  the  Distributor  for  payments it has made only with respect to assets in accounts that have brokers of record.

Examples.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other  mutual  funds.  The examples  assume  that you  invest  $10,000  in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second  example  assumes that you keep your shares.  Both examples  also  assume  that your  investment  has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:    1 Year        3 Years
                                                       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares              $802         $1,275        $1,772        $3,135
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares              $816         $1,266        $1,840        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares              $416          $966         $1,640        $3,439
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares              $366          $817         $1,395        $2,964
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares              $216          $667         $1,144        $2,462
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not          1 Year        3 Years
redeemed:                                              5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares              $802         $1,275        $1,772        $3,135
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares              $316          $966         $1,640        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares              $316          $966         $1,640        $3,439
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares              $266          $817         $1,395        $2,964
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares              $216          $667         $1,144        $2,462
--------------------------------------------------------------------------------
 In the first  example,  expenses  include the initial  sales  charge for Class A and the  applicable  Class B,  Class C and  Class N  contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge, but Class B, Class C and Class N expenses  do not  include  contingent  deferred sales charges.  There is no sales charge on Class Y shares.

 1Class B expenses  for years 7 through 10 are based on Class A expenses  because
 Class  B  shares  automatically  convert  to  Class A  shares  72  months  after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES  AND  RISKS.  The  allocation  of the
Fund's  portfolio  will vary over time based  upon the  Manager's  evaluation  of economic and market  trends.  The Fund's  portfolio  might not always include all of  the  different  types  of  investments  described  in  this  Prospectus.  The
Statement of Additional  Information  contains more  detailed  information  about the Fund's investment policies and risks.

      The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its  exposure to market risks  by  diversifying  its  investments,  that  is,  by  not  holding  a  large percentage  of the  stock of any one  company  and by not  investing  too great a percentage  of the  Fund's  assets in any one  company.  Also,  the Fund does not concentrate  25%  or  more  of  its  total  assets  in  investments  in  any  one industry.

Foreign  Securities.  The foreign  securities the Fund can buy include stocks and other  equity  securities  of  companies  organized  under  the  laws  of a foreign  country or companies  that have more than 50% of their  operations or assets  abroad,  or derive  more than 50% of their  revenue  or  profits from businesses,  investments or sales outside the U.S. Foreign  securities include securities traded primarily on foreign  securities  exchanges or in
      foreign   over-the-counter   markets.  The  Fund  considers  securities  of
      foreign  issuers that are  represented  in the U.S.  securities  markets by
      American  Depository  Receipts ("ADRs") or similar depository  arrangements to be "foreign securities" for purposes of its investment allocations.

      The  Fund  can  also  buy debt  securities  issued  by  foreign  companies,
      primarily   corporate  bonds  and  convertible   securities.   The  Manager
      considers some convertible  securities to be "equity  equivalents"  because of the  conversion  feature and in that case,  their credit rating has less impact  on  the  investment  decision  than  in  the  case  of  other  debt
      securities.   The  Fund  can  buy  debt   securities   issued  by   foreign
      governments  or  their  agencies,  but  these  are  not a  main  investment strategy of the Fund.

Convertible   Securities.   The  Fund  may  invest  in  high  yield   convertible
       securities.  A convertible  security is one that can be converted  into or exchanged  for a  set  amount  of  common  stock  of an  issuer  within  a particular  period of time at a specified  price or  according  to a price
       formula.   Convertible   debt  securities  pay  interest  and  convertible
       preferred  stocks  pay  dividends  until  they  mature  or are  converted, exchanged or redeemed.  The Manager considers some convertible  securities to be "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  investment  decision than in the case of debt securities.  Because of the conversion feature,  the price of a convertible  security  will normally vary in some  proportion to changes in the price of the  underlying  common  stock.  In  general,  convertible securities:
o     have  higher  yields than common  stocks but lower  yields than  comparable non-convertible securities
o     may be  subject to less  fluctuation  in value  than the  underlying  stock because of their income, and
o     provide  potential  for  capital  appreciation  if the market  price of the underlying  common stock  increases  (and in those cases may be thought of as "equity substitutes").

Convertible  Preferred  Stock.  The Fund may  invest  in high  yield  convertible preferred  stock.  Unlike common stock,  preferred  stock  typically has a stated dividend rate.  When  prevailing  interest rates rise, the value of preferred  stock having a fixed  dividend rate tends to fall. The right to payment of dividends on preferred  stock  generally is  subordinate to the rights of the company's debt  securities.  Preferred  stock  dividends may be  cumulative  (they  remain a liability  of the  company  until paid) or noncumulative.

       Some convertible  preferred stock with a mandatory  conversion feature has a set call price to buy the  underlying  common stock.  If the  underlying common  stock price is less than the call price,  the holder will pay more for the  common  stock  than its market  price.  The issuer  might also be able to redeem the stock prior to the  mandatory  conversion  date,  which could diminish the potential for capital appreciation on the investment.

CAN THE FUND'S  INVESTMENT  OBJECTIVE  AND POLICIES  CHANGE?  The Fund's Board of
Trustees  can change  non-fundamental  investment  policies  without  shareholder approval,  although  significant  changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the  approval of a
majority  of  the  Fund's   outstanding  voting  shares.  The  Fund's  investment
objective  is a  fundamental  policy.  Other  investment  restrictions  that  are fundamental  policies are listed in the Statement of Additional  Information.  An investment  policy is not fundamental  unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To  seek  its  objective,  the  Fund  can use the non-principal  investment  strategies and techniques described below. The Manager might not always use all of them and is not  required  to use them to achieve its objective.  These  techniques  have  risks,  although  some are  designed to help reduce overall investment or market risks.

Debt   Securities  and   Convertible   Securities.   While  the  Fund  emphasizes
      investments in common stocks,  it can also buy securities  convertible into common stock.  Many  convertible  securities  are a form of debt  security, but the Manager  regards  some of them as "equity  substitutes"  because of their feature  allowing them to be converted into common stock.  Therefore,
      their  credit  ratings  have  less  impact  on  the  Manager's   investment
      decision  than  in  the  case  of  other  debt  securities.   Nevertheless,
      convertible  debt  securities  are subject to both credit risk and interest rate risk described below.

      The  Fund  can  buy  below-investment-grade  convertible  debt  securities.
      Lower-grade  debt securities may be subject to greater market  fluctuations and greater  risks of loss of income and  principal  than  investment-grade
      debt   securities.   Securities  that  are  (or  that  have  fallen)  below
      investment  grade are  exposed to a greater  risk that the issuers of those securities  might not meet their debt  obligations.  These risks can reduce the Fund's  share  prices  and the income it earns.  To the extent the Fund
      buys  debt   securities  it  will  focus   primarily  on   investment-grade
      securities.

o     Credit  Risk.  Debt  securities  are  subject to credit  risk.  Credit risk relates to the  ability of the issuer of a security  to make  interest  and principal  payments  on the  security  as they  become  due.  If the issuer fails to pay  interest,  the Fund's  income  might be  reduced,  and if the issuer  fails to repay  principal,  the value of that  security  and of the
      Fund's  shares might be reduced.  A downgrade in an issuer's  credit rating or other  adverse  news  about  an  issuer  can  reduce  the  value of that
      issuer's   securities.   The  debt  securities  the  Fund  may  invest  in,
      particularly  high-yield,  lower-grade debt securities  (commonly  referred to as "junk  bonds"),  are  subject to risks of default.  Lower-grade  debt securities  may be subject  to  greater  market  fluctuations  and  greater
      risks  of  loss  of  income  and  principal  than   investment-grade   debt
      securities.

o     Interest  Rate Risk.  The values of debt  securities  are subject to change when  prevailing  interest  rates change.  When  prevailing  interest rates fall, the values of  already-issued  debt  securities  generally rise. When
      prevailing   interest  rates  rise,  the  values  of  already-issued   debt
      securities  generally  fall,  and they may sell at a  discount  from  their face  amount.  The  magnitude of these  fluctuations  will often be greater for longer-term  debt securities than  shorter-term  debt  securities.  The
      Fund's share prices can go up or down when  interest  rates change  because of the  effect of the  changes on the value of the  Fund's  investments  in debt securities.

Investing  in  Special  Situations.  At  times  the  Fund  might  use  aggressive investment  techniques.  These might  include  seeking to benefit from what the  portfolio  manager  perceives  to be  "special  situations,"  such  as mergers,  reorganizations  or other  unusual  events  expected  to affect a particular  issuer.  However,  there  is a risk  in  investing  in  special situations  that the change or event  might not occur,  which  could have a negative  impact  on the  price  of the  issuer's  securities.  The  Fund's investment might not produce the expected gains or could incur a loss.

Investing  in  Small,  Unseasoned  Companies.  The  Fund  can  invest  in  small, unseasoned  companies.  These are  companies  that  have been in  operation less than  three  years,  including  the  operations  of any  predecessors.
      These  securities  may have  limited  liquidity  (which  means the Fund may have  difficulty  selling  them at an  acceptable  price when it wants to), and their prices may be very volatile.

Investing  in Domestic  Securities.  The Fund does not expect to invest more than
      10% of its assets under normal  market  conditions  in  securities  of U.S.
      issuers.  However,  it  can  hold  common  and  preferred  stocks  of  U.S.
      companies  as well as their debt  securities,  and can also  invest in U.S.
      corporate  and  government  debt  securities  for  defensive  and liquidity purposes.

Illiquid and  Restricted  Securities.  Investments  may be illiquid  because they do not  have an  active  trading  market.  That may  make it  difficult  to
      value  them  or  dispose  of  them   promptly  at  an   acceptable   price.
      Restricted  securities  may have  terms that  limit  their  resale to other investors or may require  registration  under  applicable  securities  laws before  they may be sold  publicly.  The Fund will not invest more than 15%
      of  its  net  assets  in  illiquid  or   restricted   securities.   Certain
      restricted   securities   that  are   eligible   for  resale  to  qualified
      institutional  purchasers  may not be subject to that  limit.  The  Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  The  Fund  can  use  "derivative"  investments  to seek increased  returns or to try to hedge  investment  risks,  although it does not  currently  use them to a  significant  degree.  In  general  terms,  a derivative  investment  is an  investment  contract  whose value depends on
      (or is derived  from) the value of an  underlying  asset,  interest rate or index. In the broadest sense,  exchange-traded  options, futures contracts, forward  contracts and other hedging  instruments the Fund might use can be considered "derivative"  investments.  In addition to using derivatives for hedging,  the Fund might use certain  derivative  investments  because they offer the potential for increased value.

o     There  are  Special  Risks  in  Using   Derivative   Investments.   Markets
      underlying  securities and indices may move in a direction not  anticipated by the  Manager.  Interest  rate and stock  market  changes in the U.S. and abroad may also  influence the  performance of  derivatives.  If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the underlying  security or investment on which the derivative is based,  and the  derivative  itself,  may not perform the way the Manager  expected  it to perform.  If that  happens,  the Fund's  share prices could decline.

      The Fund has limits on the amount of  particular  types of  derivatives  it can hold.  However,  using  derivatives can cause the Fund to lose money on its investments  and/or  increase the volatility of its share prices.  As a result of these  risks the Fund  could  realize  less  principal  or income from the  investment  than  expected and its share prices could fall or the
      Fund's hedge could be  unsuccessful.  Certain  derivative  investments held by the Fund may be illiquid.

Hedging.   The  Fund  can  buy  and  sell  futures   contracts  on  broadly-based
      securities indices and foreign  currencies,  put and call options,  forward contracts  and options on futures  and  broadly-based  securities  indices.
      These are all  referred  to as "hedging  instruments."  The Fund has limits on its  use of  hedging  instruments  and is not  required  to use  them in seeking its investment objective.

      The Fund  could  hedge for a number of  purposes.  It might  hedge  against changes in securities  prices, or against changing  interest rates.  Buying futures  and call  options  would tend to increase  the Fund's  exposure to the  securities  markets.  Forward  contract  can be used to try to  manage foreign currency risks on the Fund's foreign investments.

      There  are  also  special  risks  in  particular  hedging  strategies.  For
      example,   options  trading  involves  the  payment  of  premiums  and  can increase  portfolio  turnover.  If a covered  call  written  by the Fund is exercised on an investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price and will not be able to realize  any profit if the  investment  has  increased  in value  above the call price.

      If the  Manager  used a  hedging  instrument  at the  wrong  time or judged market  conditions  incorrectly,  the  hedge  might  fail and the  strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not  correlated  with its other  investments  or if it could not close out a position  because of an illiquid market.

Portfolio Turnover.  Although the Fund seeks long-term capital  appreciation,  it may engage in active  and  frequent  trading  while  trying to achieve  its objective.  Additionally,  securities trading can cause the Fund to realize gains  that are  distributed  to  shareholders  as  taxable  distributions.
      Increased  portfolio  turnover  creates  higher  brokerage and  transaction costs for the Fund (and may reduce performance).

Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  the Fund can invest up to 100%
      of its assets in  temporary  defensive  investments  that are  inconsistent with the Fund's principal  investment  strategies.  Generally they would be
      cash  equivalents   (such  as  commercial  paper  in  the  top  two  rating
      categories of national  rating  organizations),  money market  instruments, short-term  debt  securities,  U.S.  government  securities,  or repurchase agreements.  They can also include other  investment-grade debt securities.
      The Fund might also hold these types of securities  pending the  investment of proceeds  from the sale of Fund  shares or  portfolio  securities  or to meet  anticipated  redemptions  of Fund  shares.  To the  extent  the  Fund
      invests  in  these   securities,   it  might  not  achieve  its  investment
      objective.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses  the  Fund's  investments  and  handles  its day-to-day  business.  The  Manager  carries  out  its  duties,  subject  to  the policies  established  by the  Fund's  Board of  Trustees,  under  an  investment advisory  agreement  that states the  Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the expenses  that the
Fund is responsible to pay to conduct its business.

      The  Manager has been an  investment  advisor  since 1960.  The Manager and
       its  subsidiaries  and  controlled   affiliates  managed  more  than  $155
       billion  in assets  as of March  31,  2004,  including  other  Oppenheimer funds  with more than 7  million  shareholder  accounts.  The  Manager  is located at Two World Financial  Center,  225 Liberty  Street,  11th Floor,
       New York, New York 10281-1008.

Portfolio  Manager.  The  portfolio  manager  of the Fund is Dominic  Freud.  Mr.
      Freud is the person principally  responsible for the day-to-day  management of the  Fund.  He has been a Vice  President  of the  Manager  since  April
      2003 and a Vice  President and  Portfolio  Manager of the Fund since August
      1,  2003.  Previously,  he was a  Partner  and  European  Equity  Portfolio
      Manager at SLS  Management  from January 2002 until  February  2003.  Prior to SLS Management,  he was head of the European  equities desk and managing director at SG Cowen from May 1994 until January 2002.

Advisory  Fees.  Under  the  investment  advisory  agreement,  the Fund  pays the
      Manager an  advisory  fee at an annual  rate that  declines  on  additional assets  as the Fund  grows:  0.85% of the first  $500  million  of  average annual net assets of the Fund,  0.75% of the next $500  million,  and 0.70%
      of  average  annual  net  assets  in  excess  of  $1  billion.  The  Fund's management  fee for its fiscal  period  ended  April 30,  2004 was 0.85% of average annual net assets for each class of shares.

ABOUT your account

Five classes of shares are described in this Prospectus. Currently, the Fund only offers Class A, Class B and Class C shares for sale.

How to Buy Shares

You can buy shares  several ways,  as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents  to accept purchase (and redemption)  orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your  Dealer.  You can buy shares  through  any  dealer, broker  or  financial  institution  that  has a sales  agreement  with  the
      Distributor.  Your  dealer  will place your order with the  Distributor  on your behalf.
Buying Shares Through the Distributor.  Complete an OppenheimerFunds  New Account
      Application  and  return  it  with a  check  payable  to  "OppenheimerFunds
      Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217. If
      you don't list a dealer on the  application,  the  Distributor  will act as your agent in buying the shares.  However,  we  recommend  that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal  Funds Wire.  Shares  purchased  through the  Distributor may be paid for by Federal  Funds wire.  The minimum  investment is $2,500.
      Before  sending  a  wire,  call  the   Distributor's   Wire  Department  at
      1.800.225.5677  to  notify  the  Distributor  of the  wire  and to  receive further instructions.
o     Buying Shares Through OppenheimerFunds  AccountLink.  With AccountLink, you
      pay for  shares by  electronic  funds  transfers  from  your bank  account.
      Shares are  purchased  for your  account  by a transfer  of money from your bank account  through the Automated  Clearing  House (ACH) system.  You can provide  those  instructions  automatically,  under an Asset  Builder Plan, described  below,  or  by  telephone  instructions  using  OppenheimerFunds
      PhoneLink,  also described below. Please refer to "AccountLink,"  below for more details.
o     Buying Shares Through Asset Builder Plans.  You may purchase  shares of the
      Fund  automatically  each  month  from  your  account  at a bank  or  other financial  institution  under  an  Asset  Builder  Plan  with  AccountLink.
      Details  are  in  the  Asset  Builder  Application  and  the  Statement  of
      Additional Information.

WHAT IS THE  MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy Fund
shares  with  a  minimum  initial   investment  of  $1,000  and  make  additional
investments  at any time  with as  little  as $50.  There  are  reduced  minimums available under the following special investment plans:
o     If you  establish  one of the many types of  retirement  plan accounts that
      OppenheimerFunds   offers,   more  fully  described  below  under  "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of Additional  Information),  or government  allotment  plan, you can make subsequent  investments  (after making the initial  investment of $500) for as little as $50.  For any type of account  established  under one of these  plans  prior to  November  1, 2002,  the  minimum  additional investment will remain $25.
o     The  minimum   investment   requirement   does  not  apply  to  reinvesting
      dividends  from  the  Fund  or  other  Oppenheimer  funds  (a  list of them appears in the  Statement of  Additional  Information,  or you can ask your dealer or call the  Transfer  Agent),  or  reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share plus any initial  sales  charge that  applies.  The
offering   price  that  applies  to  a  purchase  order  is  based  on  the  next calculation  of the net asset value per share that is made after the  Distributor receives  the  purchase  order at its  offices  in  Colorado,  or after any agent appointed by the Distributor receives the order.

Net  Asset  Value.  The Fund  calculates  the net  asset  value of each  class of shares as of the close of The New York  Stock  Exchange  ("the  Exchange"), on  each  day  the  Exchange  is  open  for  trading  (referred  to in this
      Prospectus as a "regular  business day").  The Exchange  normally closes at
      4:00  P.M.,  Eastern  time,  but  may  close  earlier  on  some  days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by dividing  the value of the
      Fund's net assets  attributable  to a class by the number of shares of that class  that are  outstanding.  To  determine  net asset  value,  the Fund's
      Board  of  Trustees  has   established   procedures  to  value  the  Fund's
      securities,  in  general,  based on market  value.  The  Board has  adopted special  procedures  for valuing  illiquid and  restricted  securities  and obligations  for which market  values cannot be readily  obtained.  Because some foreign  securities  trade in markets and on exchanges that operate on weekends  and U.S.  holidays,  the  values  of some of the  Fund's  foreign investments  may change on days when  investors  cannot buy or redeem  Fund shares.

      If,  after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that  day,  an  event  occurs  that the  Manager  deems  likely  to cause a material  change  in the  value  of such  security,  the  Fund's  Board  of
      Trustees has  authorized  the Manager,  subject to the Board's  review,  to ascertain  a fair  value for such  security.  A  security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering price for a particular day, in most cases the  Distributor or its  designated  agent must receive your order by the time the  Exchange  closes that day. If your order is received on a day when the  Exchange  is  closed  or  after it has  closed,  the  order  will receive  the next  offering  price that is  determined  after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order by the close of the  Exchange  and  transmit  it to the
      Distributor  so that it is  received  before  the  Distributor's  close  of business on a regular  business  day  (normally  5:00 P.M.) to receive that
      day's   offering   price,   unless   your   dealer  has  made   alternative
      arrangements  with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

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WHAT  CLASSES OF SHARES  DOES THE FUND OFFER?  The Fund may issue five  different classes of shares but  currently  only offers Class A, Class B and Class C shares for sale.  The  different  classes of shares  represent  investments  in the same portfolio of  securities,  but the classes are subject to different  expenses and will  likely  have  different  share  prices.  When  you buy  shares,  be sure to specify the class of shares.  If you do not choose a class,  your investment will be made in Class A shares.
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---------------------------------------------------------------------------------

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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You
      Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial  considerations are different.
The  discussion  below  assumes that you will  purchase  only one class of shares and not a combination of shares of different classes.  Of course,  these examples are  based  on  approximations  of the  effects  of  current  sales  charges  and expenses  projected  over time,  and do not detail all of the  considerations  in selecting a class of shares.  You should  analyze  your  options  carefully  with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While  future  financial  needs cannot be  predicted  with  certainty,  knowing how long you expect to hold your  investment  will assist you in  selecting  the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also  depend  on how much you plan to  invest.  For  example,  the  reduced sales charges  available  for larger  purchases of Class A shares may, over time,  offset  the  effect  of  paying  an  initial  sales  charge  on your investment,  compared  to  the  effect  over  time  of  higher  class-based expenses  on shares of Class B,  Class C or Class N. For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter  Term.  While the Fund is meant to be a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should most  likely  invest  in  Class A or  Class C shares  rather  than  Class B shares.  That is because of the effect of the Class B  contingent  deferred sales charge if you redeem  within six years,  as well as the effect of the
      Class B asset-based  sales charge on the  investment  return for that class in  the  short-term.  Class  C  shares  might  be  the  appropriate  choice
      (especially  for  investments of less than  $100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

      However,  if you plan to invest more than  $100,000  for the shorter  term, then as  your  investment  horizon  increases  toward  six  years,  Class C shares  might not be as  advantageous  as Class A shares.  That is  because the annual  asset-based  sales charge on Class C shares will have a greater impact on your  account  over the longer  term than the  reduced  front-end sales charge available for larger purchases of Class A shares.

      And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice, no matter how long you intend to hold your shares.  For that reason,  the Distributor normally  will not accept  purchase  orders of  $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing  less than  $100,000 for the  longer-term,  for  example for  retirement,  and do not expect to need access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That  Matter to You?  Some  account
      features   may  not  be   available  to  Class  B,  Class  C  and  Class  N
      shareholders.  Other  features may not be advisable  (because of the effect of the  contingent  deferred sales charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
       Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share  Classes  Affect  Payments to Your Broker?  A financial  advisor may receive  different  compensation  for selling one class of shares than for selling  another class.  It is important to remember that Class B, Class C and Class N  contingent  deferred  sales  charges  and  asset-based  sales charges  have the same purpose as the  front-end  sales charge on sales of
       Class  A  shares:  to  compensate  the  Distributor  for  concessions  and expenses  it  pays to  dealers  and  financial  institutions  for  selling shares.  The  Distributor  may pay  additional  compensation  from its own resources to securities  dealers or financial  institutions based upon the value of shares of the Fund owned by the dealer or  financial  institution for its own account or for its customers.

SPECIAL  SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement of
Additional  Information  details the  conditions  for the waiver of sales charges that apply in certain  cases,  and the special  sales  charge rates that apply to
purchases  of  shares  of  the  Fund  by  certain  groups,   or  under  specified
retirement  plan  arrangements  or in other  special  types of  transactions.  To receive a waiver or special  sales charge rate,  you must advise the  Distributor when  purchasing  shares or the  Transfer  Agent  when  redeeming  shares  that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A  shares  are  sold at  their  offering price,  which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases  are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other  cases, reduced sales charges may be  available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest,  the Fund receives the net asset value to invest for your account.

      The  sales  charge  varies  depending  on the  amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales charge rates and  concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of  Accumulation"  or a Letter  of  Intent,  as  described  in  "Reduced  Sales  Charges"  in the
      Statement of Additional Information.

Class A Contingent  Deferred  Sales  Charge.  There is no initial sales charge on purchases  of Class A shares  of any one or more of the  Oppenheimer  funds aggregating  $1 million or more,  or on  purchases of Class A shares of any one or more of the  Oppenheimer  funds by  certain  retirement  plans  that satisfied  certain  requirements  prior to March  1,  2001  ("grandfathered retirement  accounts").  However,  those Class A shares may be subject to a
      Class    A    contingent    deferred    sales    charge,    as    described
      below. Retirement plans holding  shares of Oppenheimer  funds in an omnibus
      account(s)  for  the  benefit  of plan   participants  in  the  name  of  a
      fiduciary       or      financial       intermediary       (other      than
      OppenheimerFunds-sponsored  Single  DB Plus  plans)  are not  permitted  to make initial  purchases of Class A shares subject to a contingent  deferred sales charge.

           The  Distributor  pays  dealers  of  record  concessions  in an amount
      equal  to  1.0%  of   purchases  of  $1  million  or  more  other  than  by
      grandfathered  retirement accounts. For grandfathered  retirement accounts, the  concession is 0.75% of the first $2.5 million of purchases  plus 0.25%
      of purchases in excess of $2.5  million.  In either  case,  the  concession will  not be  paid  on  purchases  of  shares  by  exchange  or  that  were previously subject to a front-end sales charge and dealer concession.

      If you redeem  any of those  shares  within an  18-month  "holding  period"
      measured  from the  beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge (called the "Class A contingent  deferred sales  charge") may be deducted from the  redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The  Class  A  contingent   deferred  sales  charge  will  not  exceed  the
      aggregate  amount of the concessions  the  Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

Purchases  by  Certain  Retirement  Plans.  There is no initial  sales  charge on purchases  of  Class  A  shares  of any one or more  Oppenheimer  funds  by retirement  plans  that have $10  million  or more in plan  assets and that have  entered  into  a  special  agreement  with  the  Distributor  and  by retirement  plans which are part of a  retirement  plan product or platform offered by certain banks,  broker-dealers,  financial  advisors,  insurance companies or  recordkeepers  which have  entered  into a special  agreement with the  Distributor.  The  Distributor  currently  pays dealers of record concessions  in an amount equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans  from its own  resources  at the time of sale,  subject to certain  exceptions  as  described  in the  Statement  of
      Additional  Information.  There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares  are sold at net asset  value per share without an initial sales  charge.  However,  if Class B shares are redeemed within six years from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge will be deducted from the redemption  proceeds.
The  Class  B  contingent  deferred  sales  charge  is  paid  to  compensate  the
Distributor  for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since  you  invested  and the  dollar  amount  being  redeemed, according to the  following  schedule for the Class B contingent  deferred  sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the  table,  a  "year"  is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all  purchases  are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This  conversion  feature relieves  Class  B  shareholders  of  the  asset-based  sales  charge  that applies  to Class B shares  under  the  Class B  Distribution  and  Service
      Plan,  described  below.  The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.
      When any Class B shares  that you hold  convert,  any other  Class B shares that were  acquired  by  reinvesting  dividends  and  distributions  on the converted  shares  will  also  convert  to  Class  A  shares.  For  further information  on the  conversion  feature  and  its  tax  implications,  see
      "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares  are sold at net asset  value per share without an initial sales  charge.  However,  if Class C shares are redeemed within a holding  period of 12 months from the  beginning of the  calendar  month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is
paid  to   compensate   the   Distributor   for   its   expenses   of   providing
distribution-related  services to the Fund in  connection  with the sale of Class
C shares.

The Fund does not currently offer Class N Shares.

HOW  CAN  YOU BUY  CLASS  N  SHARES?  Class N  shares  are  offered  for  sale to retirement  plans  (including  IRAs and 403(b) plans) that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group  retirement plans (which do not include  IRAs and 403(b)  plans) that have assets of $500,000 or  more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares"  in the  Statement  of  Additional  Information  for other  circumstances where Class N shares are available for purchase.

      Class N  shares  are sold at net  asset  value  without  an  initial  sales charge.  A  contingent  deferred  sales  charge of 1.0% will be imposed  upon the redemption of Class N shares, if:
o     The  group  retirement  plan  is  terminated  or  Class  N  shares  of  all
      Oppenheimer  funds are  terminated as an investment  option of the plan and
      Class N shares  are  redeemed  within 18  months  after  the  plan's  first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan,  Class N shares are redeemed  within
      18  months  of  the  plan's  first  purchase  of  Class  N  shares  of  any
      Oppenheimer fund.

      Retirement  plans  that offer  Class N shares  may  impose  charges on plan
participant  accounts.  The  procedures  for  buying,  selling,   exchanging  and
transferring  the  Fund's  other  classes  of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado)  and
the special account  features  applicable to purchasers of those other classes of shares  described  elsewhere  in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for  buying,  selling, exchanging or  transferring  Class N shares  offered  through a group  retirement plan must be submitted by the plan,  not by plan  participants  for whose benefit the shares are held.

The Fund does not currently offer Class Y Shares.

WHO CAN BUY  CLASS Y  SHARES?  Class y shares  are sold at net  asset  value  per share  without a sales  charge  directly  to  institutional  investors  that have special  agreements  with the  Distributor  for this  purpose.  They may  include
insurance  companies,   registered  investment  companies  and  employee  benefit
plans. Individual investors cannot buy Class Y shares directly.

      Institutional  investors  that  buy  Class  Y  shares  for  its  customers'
accounts  may impose  charges  on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring  the Fund's other classes of shares (other than the time those  orders  must be  received  by the  Distributor  or  Transfer
Agent at their Colorado  office) and the special  account  features  available to investors  buying  those other  classes of shares do not apply to Class Y shares.
Instructions  for buying,  selling,  exchanging  or  transferring  Class Y shares must be submitted by the institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for Class
A shares.  It reimburses the  Distributor for a portion of its costs incurred for services  provided to accounts  that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the  average  annual net assets of
Class A shares of the Fund. The  Distributor  currently uses all of those fees to pay  dealers,  brokers,  banks and other  financial  institutions  quarterly  for providing  personal  service and  maintenance of accounts of their customers that hold  Class A  shares.  With  respect  to  Class A  shares  subject  to a Class A
contingent   deferred  sales  charge   purchased  by   grandfathered   retirement
accounts,  the  Distributor  pays the 0.25% service fee to dealers in advance for
the  first  year  after  the  shares  are sold by the  dealer.   The  Distributor
retains the first  year's  service  fee paid by the Fund.   After the shares have
been held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plans  for Class B,  Class C and Class N Shares.  The
      Fund has adopted  Distribution  and Service  Plans for Class B, Class C and
      Class N  shares  to pay the  Distributor  for its  services  and  costs  in distributing  Class B, Class C and Class N shares and  servicing  accounts.
      Under the  plans,  the Fund  pays the  Distributor  an  annual  asset-based sales  charge of 0.75% on Class B and  Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives  a service  fee of 0.25% per year under the Class B, Class C and Class N plans.

      The  asset-based  sales charge and service fees increase  Class B and Class
      C  expenses  by 1.0%  and  increase  Class N  expenses  by 0.50% of the net assets per year of the  respective  class.  Because these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time  these  fees will increase  the cost of your  investment  and may cost  you more  than  other types of sales charges.

      The Distributor  uses the service fees to compensate  dealers for providing personal  services  for  accounts  that  hold  Class B,  Class C or Class N shares.  The  Distributor  normally  pays the 0.25% service fees to dealers in advance  for the first  year  after the  shares are sold by the  dealer.
      After  the  shares  have  been held for a year,  the  Distributor  pays the service fees to dealers on a quarterly basis.

      The  Distributor  currently  pays  a  sales  concession  of  3.75%  of  the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the  dealer  at the  time  of sale of  Class B shares is therefore 4.00% of the purchase price.  The Distributor  normally retains  the  Class  B  asset-based  sales  charge.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays  a  sales  concession  of  0.75%  of  the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the  dealer  at the  time  of sale of  Class C shares is therefore 1.0% of the purchase price.  The  Distributor  pays the asset-based  sales charge as an ongoing  concession  to the dealer on Class
      C shares that have been  outstanding  for a year or more.  The  Distributor normally  retains the  asset-based  sales  charge on Class C shares  during the first year after the purchase of Class C shares.  See the  Statement of
      Additional Information for exceptions.

      The  Distributor  currently  pays  a  sales  concession  of  0.75%  of  the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the  dealer  at the  time  of sale of  Class N shares is therefore 1.0% of the purchase price.  The  Distributor  normally retains the asset-based  sales charge on Class N shares.  See the Statement of Additional Information for exceptions.

      Under certain  circumstances,  the  Distributor  will pay the full Class B,
      Class C or Class N  asset-based  sales charge and service fee to the dealer beginning  in the  first  year  after  purchase  of such  shares in lieu of paying  the  dealer  the  sales  concession  and the  advance  of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink  feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must  be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by  PhoneLink)  or  automatically  under  Asset
      Builder Plans, or
    o have the  Transfer  Agent send  redemption  proceeds or transmit  dividends and distributions  directly to your bank account.  Please call the Transfer
      Agent for more information.

      You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to  $250,000  through a telephone representative,  call the  Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

      AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer.  After your account is established,  you can request  AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to  the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed  in the registration on your account as well as to your dealer  representative  of record unless and until the Transfer Agent  receives  written  instructions  terminating or changing those privileges.  After you establish  AccountLink for your account, any  change  of bank  account  information  must be made by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who  own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone  system that enables  shareholders to perform a number of account  transactions  automatically using a  touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts  after you obtain a Personal  Identification  Number  (PIN),  by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,
      by  calling   1.800.225.5677.   You  must  have   established   AccountLink
      privileges  to link  your  bank  account  with  the  Fund to pay for  these purchases.
Exchanging  Shares.  With  the  OppenheimerFunds  Exchange  Privilege,  described below,  you can  exchange  shares  automatically  by phone  from  your Fund account to another  OppenheimerFunds  account you have already  established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically by calling the
      PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
      AccountLink  bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX?  You may send  requests for certain types of account  transactions to the Transfer Agent by fax (telecopier).  Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules
and   restrictions   as  written  and  telephone   requests   described  in  this
Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the Fund, as well as your account balance,  on the  OppenheimerFunds  Internet website,  at
www.oppenheimerfunds.com.   Additionally,  shareholders  listed  in  the  account
------------------------
registration   (and  the  dealer  of  record)   may   request   certain   account
transactions  through a special  section  of that  website.  To  perform  account transactions or obtain account  information  online, you must first obtain a user
I.D. and password on that website.  If you do not want to have  Internet  account transaction  capability  for your  account,  please  call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its  transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically  or exchange  them to another  OppenheimerFunds account  on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you  redeem  some or all of your  Class A or Class B shares of the Fund,  you have up to six  months  to  reinvest  all or part of the redemption  proceeds  in Class A shares  of the Fund or other  Oppenheimer  funds without  paying a sales  charge.  This  privilege  applies only to Class A shares that you  purchased  subject to an initial sales charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge when you redeemed them.  This privilege  does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the  Distributor  for  this  privilege  when  you  send  your payment.

RETIREMENT  PLANS.  You may buy  shares  of the  Fund for  your  retirement  plan account.  If you  participate  in a plan  sponsored  by your  employer,  the plan trustee  or  administrator  must  buy the  shares  for  your  plan  account.  The
Distributor  also offers a number of different  retirement plans that individuals and employers can use:

Individual  Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are  Simplified  Employee  Pension Plan IRAs for small  business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for  employees  of
      eligible  tax-exempt   organizations,   such  as  schools,   hospitals  and
      charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and  Profit-Sharing  Plans.  These plans are designed for  businesses and self-employed individuals.
      Please  call  the   Distributor   for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business  day.
Your  shares  will be sold at the next net  asset  value  calculated  after  your order is  received  in proper  form  (which  means that it must  comply  with the procedures  described  below) and is accepted  by the  Transfer  Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.
If you have questions  about any of these  procedures,  and especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please call the Transfer  Agent first,  at
1.800.225.5677, for assistance.

      The  Fund  assesses  a 2% fee on the  proceeds  of  Fund  shares  that  are redeemed  (either by selling or  exchanging to another  Oppenheimer  fund) within
30 days of  their  purchase.  The  redemption  fee is  paid to the  Fund,  and is intended to offset the trading  costs,  market impact and other costs  associated with  short-term  money  movements in and out of the Fund.  The redemption fee is imposed to the extent  that Fund  shares  redeemed  exceed  Fund shares that have been held more than 30 days.  For shares of the Fund  acquired by  exchange,  the holding  period prior to the exchange is not  considered in  determining  whether to apply the redemption fee.
      The redemption fee is not imposed on shares:
o     held in certain  omnibus  accounts,  including  retirement  plans qualified under  Sections  401(a) or 401(k) of the  Internal  Revenue  Code,  Section
      403(b)(7)  custodial  plan  accounts,  or  plans  administered  as  college savings programs under Section 529 of the Internal Revenue Code,
o     redeemed  under  automatic   withdrawal  plans  or  pursuant  to  automatic
      re-balancing in OppenheimerFunds Portfolio Builder accounts,
o     redeemed due to death or disability of the shareholder, or
o     redeemed  from   accounts  for  which  the  dealer,   broker  or  financial
      institution  of record has entered into an agreement  with the  Distributor for this purpose.

Certain  Requests  Require a  Signature  Guarantee.  To protect  you and the Fund from fraud, the following  redemption  requests must be in writing and must include a  signature  guarantee  (although  there  may be other  situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The  redemption  check is not  payable  to all  shareholders  listed on the account statement
   o  The  redemption  check is not sent to the address of record on your account statement
   o  Shares are being  transferred  to a Fund account with a different  owner or name
   o  Shares are being  redeemed by someone (such as an Executor)  other than the owners.

Where Can You Have Your  Signature  Guaranteed?  The Transfer Agent will accept a guarantee  of  your  signature  by  a  number  of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a U.S. national securities  exchange, a registered  securities  association or a clearing agency.
      If you are  signing  on  behalf  of a  corporation,  partnership  or  other business  or as a  fiduciary,  you  must  also  include  your  title in the signature.

Retirement  Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds  retirement  plan account.  Call the Transfer  Agent for a distribution  request form.  Special  income tax  withholding  requirements
      apply  to   distributions   from  retirement   plans.  You  must  submit  a
      withholding  form with your  redemption  request to avoid  delay in getting your  money and if you do not want tax  withheld.  If your  employer  holds your  retirement  plan  account  for you in the name of the plan,  you must ask the plan  trustee  or  administrator  to  request  the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While the Fund normally  sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by
      Federal  Funds  wire  to  a  bank  account  you  designate.  It  must  be a commercial  bank that is a member of the Federal  Reserve wire system.  The minimum  redemption  you can have  sent by wire is  $2,500.  There is a $10 fee for  each  request.  To find  out  how to set up this  feature  on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL  SHARES  BY  TELEPHONE?  You and your  dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price calculated  on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the  Exchange  that day,  which is  normally
4:00 P.M.,  but may be earlier on some days.  You may not redeem  shares  held in an  OppenheimerFunds-sponsored  qualified  retirement  plan  account  or  under a share certificate by telephone.
   o  To redeem  shares  through a service  representative  or  automatically  on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the address on the account  statement,  or,  if you have  linked  your  Fund  account  to your  bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid  by  Check.  Up  to  $100,000  may  be  redeemed  by telephone  in any  seven-day  period.  The  check  must be  payable  to all owners of  record  of the  shares  and must be sent to the  address  on the account  statement.  This  service  is not  available  within  30  days  of changing the address on an account.

Telephone  Redemptions  Through  AccountLink  or by  Wire.  There  are no  dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated  on the  business  day after the  redemption.  You do not receive dividends  on the  proceeds  of the  shares  you  redeemed  while  they are waiting to be transferred.

      If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank  business day after the shares are  redeemed.  There is a  possibility that the wire may be  delayed  up to seven  days to enable the Fund to sell securities  to pay the  redemption  proceeds.  No dividends  are accrued or paid on the  proceeds of shares that have been  redeemed  and are  awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor  has made  arrangements
to  repurchase   Fund  shares  from  dealers  and  brokers  on  behalf  of  their customers.  Brokers or dealers  may charge for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED  SALES  CHARGES  AFFECT  REDEMPTIONS.  If you  purchase shares  subject  to a Class A, Class B,  Class C or Class N  contingent  deferred sales  charge and  redeem  any of those  shares  during  the  applicable  holding period for the class of shares,  the  contingent  deferred  sales  charge will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the Statement of Additional  Information and you advise the Transfer Agent of your  eligibility for the waiver when you place your redemption request.)

      A contingent  deferred  sales charge will be based on the lesser of the net asset value of the  redeemed  shares at the time of  redemption  or the  original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased  by  the  reinvestment  of  dividends  or  capital  gains distributions, or
o     shares  redeemed in the special  circumstances  described  in Appendix C to the Statement of Additional Information.
      To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment   of  dividends   and  capital   gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges  are not  charged  when  you  exchange shares  of the Fund  for  shares  of other  Oppenheimer  funds.  However,  if you exchange them within the  applicable  contingent  deferred  sales charge  holding period,  the  holding  period  will  carry  over to the  fund  whose  shares  you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales charge.  Shares of the Fund can be  purchased  by exchange of shares of other  Oppenheimer  funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund  selected  for exchange  must be  available  for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you  establish  your  account  for at least seven days before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum  purchase  requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer  funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares  of  another  fund.  In some cases, sales charges may be imposed on exchange  transactions.  For tax purposes, exchanges  of  shares  involve  a sale of the  shares  of the  fund you own and a purchase of the shares of the other fund,  which may result in a capital  gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of  Additional
Information for more details.

      You  can  find  a  list  of  Oppenheimer  funds  currently   available  for
exchanges in the Statement of Additional  Information  or obtain one by calling a service  representative  at  1.800.225.5677.  That list can  change  from time to time.

HOW DO you SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be requested in writing or by telephone:

Written  Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the Transfer  Agent at the address on the back  cover.  Exchanges  of shares  held under  certificates cannot be processed  unless the Transfer  Agent  receives the  certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling  a  service  representative  or by using  PhoneLink  for  automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts  that are  registered  with the same name(s) and address.
      Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS  ON  EXCHANGES?  There are certain  exchange  policies you should be aware of:
o     Shares  are  redeemed  from one fund and  purchased  from the other fund in the  exchange  transaction  on the same  regular  business day on which the
      Transfer Agent  receives an exchange  request that conforms to the policies described  above.  It must be  received by the close of the  Exchange  that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The  interests  of the Fund's  long-term  shareholders  and its  ability to manage  its  investments  may be  adversely  affected  when its  shares are
      repeatedly   bought   and   sold   in   response   to   short-term   market
      fluctuations--also  known as "market  timing."  When large  dollar  amounts
      are  involved,   the  Fund  may  have  difficulty   implementing  long-term
      investment  strategies,  because  it cannot  predict  how much cash it will have to invest.  Market  timing  also may force the Fund to sell  portfolio securities  at  disadvantageous  times to raise  the cash  needed  to buy a market timer's Fund shares.  These factors may hurt the Fund's  performance and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive  effect on the Fund's ability to manage its  investments, the  Manager and the Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account  that the Manager  believes to be a market timer.  All accounts under common  ownership or control within the
      Oppenheimer   funds  complex  may  be  counted  together  for  purposes  of determining  market  timing with  respect to any  exchange  involving  this
      Fund.
o     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  The  Fund  may  refuse  any  exchange  order  and is  currently  not obligated to provide notice before rejecting an exchange order.
o     If the Transfer  Agent cannot  exchange all the shares you request  because of a restriction  cited above,  only the shares  eligible for exchange will be exchanged.
o     The  Fund  assesses  a 2% fee on the  proceeds  of  Fund  shares  that  are redeemed  (either by selling or  exchanging  to another  Oppenheimer  fund)
      within 30 days of their  purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 23.

Shareholder Account Rules and Policies

More  information  about the Fund's  policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is  assessed on any  account  valued at less than $500.  The fee is  automatically  deducted from  accounts  annually on or about the second to  last  business  day of  September.  See  the  Statement  of  Additional
      Information,  or  existing  shareholders  may  visit  the  OppenheimerFunds website,  to learn how you can avoid  this fee and for  circumstances  when this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period  in  which  the determination  of net asset value is  suspended,  and the  offering  may be suspended  by the Board of  Trustees  at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated  by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by applicable  law. If an account  has more than one owner,  the Fund and the  Transfer  Agent may rely on the  instructions of any one owner.  Telephone  privileges apply to each owner of the account and the dealer  representative  of record for the account unless the Transfer Agent receives  cancellation  instructions from an owner of the account.
The  Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and has adopted other  procedures  to confirm that  telephone
      instructions   are   genuine,   by   requiring   callers  to  provide   tax
      identification  numbers and other  account  data or by using  PINs,  and by confirming such  transactions  in writing.  The Transfer Agent and the Fund will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.
Redemption  or transfer  requests  will not be honored  until the Transfer  Agent receives all required  documents  in proper  form.  From time to time,  the
      Transfer  Agent in its  discretion  may waive  certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in
      NETWORKING  through  the  National  Securities  Clearing   Corporation  are
      responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are  responsible  to their clients who are  shareholders of  the  Fund  if  the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption  price, which is the net asset  value per  share,  will  normally  differ  for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.
Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded  by check,  or through  AccountLink or by Federal Funds wire (as elected by the
      shareholder)   within  seven  days  after  the  Transfer   Agent   receives
      redemption   instructions   in  proper   form.   However,   under   unusual
      circumstances   determined  by  the  Securities  and  Exchange  Commission, payment may be delayed or  suspended.  For accounts  registered in the name of a  broker-dealer,  payment  will  normally  be  forwarded  within  three business days after redemption.
The  Transfer  Agent may  delay  processing  any type of  redemption  payment  as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the purchase  payment has cleared.  That delay may be as much as
      10 days  from  the  date the  shares  were  purchased.  That  delay  may be avoided if you purchase  shares by Federal  Funds wire or certified  check, or arrange  with your bank to provide  telephone  or written  assurance  to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of  small  accounts  may be  made  by the  Fund  if the account  value has fallen  below $200 for reasons  other than the fact that the  market  value  of  shares  has  dropped.  In some  cases,  involuntary redemptions  may be made to  repay  the  Distributor  for  losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity  in the Fund's  portfolio to meet  redemptions).  This means that the  redemption  proceeds  will be paid  with  liquid  securities  from the
      Fund's  portfolio.  If the Fund redeems  your shares in kind,  you may bear transaction  costs  and will  bear  market  risks  until  such time as such securities are converted into cash.
Federal  regulations  may  require  the Fund to obtain  your  name,  your date of
      birth  (for  a  natural  person),   your  residential   street  address  or
      principal  place of business  and your  Social  Security  Number,  Employer
      Identification  Number or other government issued  identification  when you open  an  account.  Additional  information  may  be  required  in  certain circumstances  or to open  corporate  accounts.  The  Fund or the  Transfer
      Agent may use this  information  to attempt to verify  your  identity.  The
      Fund may not be able to establish an account if the  necessary  information is not  received.  The Fund may also place  limits on account  transactions while  it  is in  the  process  of  attempting  to  verify  your  identity.
      Additionally,  if the Fund is unable to verify  your  identity  after  your account is  established,  the Fund may be  required  to redeem  your shares and close your account.
"Backup  withholding"  of  federal  income  tax may be  applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or
      Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid  sending  duplicate  copies of  materials to  households,  the Fund will mail only one copy of each  prospectus,  annual and semi-annual  report and annual  notice of the  Fund's  privacy  policy to  shareholders  having the same last name and  address on the Fund's  records.  The  consolidation  of these  mailings,  called  householding,  benefits the Fund through  reduced mailing expense.

      If you want to receive  multiple  copies of these  materials,  you may call the  Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer
      Agent in writing.  Individual  copies of prospectuses,  reports and privacy notices  will be sent to you  commencing  within 30 days after the Transfer
      Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately  for each class of shares  from  net  investment  income  on an  annual  basis  and to pay  them  to shareholders  in December on a date selected by the Board of Trustees.  Dividends and  distributions  paid to Class A and Class Y shares will  generally  be higher than  dividends  for Class B,  Class C and Class N shares,  which  normally  have higher  expenses than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital  Gains.  The  Fund may  realize  capital  gains on the sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or
long-term   capital   gains  in  December  of  each  year.   The  Fund  may  make
supplemental  distributions  of dividends and capital gains  following the end of its fiscal  year.  There can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT  CHOICES  DO YOU  HAVE FOR  RECEIVING  DISTRIBUTIONS?  When  you  open  your account,  specify on your  application how you want to receive your dividends and distributions. You have four options:
Reinvest All  Distributions  in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
      AccountLink.
Receive  All  Distributions  in Cash.  You can  elect to  receive a check for all dividends  and capital gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in  Another  OppenheimerFunds   Account.  You  can
      reinvest  all  distributions  in  the  same  class  of  shares  of  another
      OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a  tax-deferred  retirement  account,  you should be aware of the  following  tax  implications  of  investing  in the Fund.
Distributions  are  subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net  investment income are taxable as ordinary  income.  Long-term  capital  gains are taxable as long-term  capital gains when  distributed  to  shareholders.  It does not matter how long you have held your shares.  Whether you reinvest your  distributions  in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of the Fund's  assets are  invested in foreign  securities at the end of any fiscal  year,  the Fund may elect  under the  Internal  Revenue
Code to  permit  shareholders  to take a credit  or  deduction  on their  federal income tax returns for foreign taxes paid by the Fund.

      Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any  taxable  distribution  you  received  in the  previous  year.  Any long-term  capital  gains will be separately  identified  in the tax  information the Fund sends you after the end of the calendar year.

Avoid  "Buying  a  Distribution."  If  you  buy  shares  on or  just  before  the ex-dividend  date,  or just  before  the  Fund  declares  a  capital  gains distribution,  you will pay the full price for the shares and then  receive a portion of the price back as a taxable dividend or capital gain.
Remember,  There May be Taxes on  Transactions.  Because the Fund's  share prices fluctuate,  you may have a capital  gain or loss when you sell or  exchange your  shares.  A capital gain or loss is the  difference  between the price you paid for the  shares  and the price you  received  when you sold  them.
      Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases,  distributions  made by the Fund may be  considered  a  non-taxable  return of capital to  shareholders.  If that occurs, it will be identified in notices to shareholders.

      This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax  advisor about the effect of an investment in the Fund on your particular tax situation.

FINANCIAL HIGHLIGHTS

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance since inception.  Certain information  reflects financial results for a single Fund share.  The total  returns in the table  represent the rate that an investor  would have earned (or lost) on an  investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Fund's  independent  auditors,  whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

CLASS A   PERIOD ENDED APRIL 30,
                                                      2004 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                                        $    10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
..01
Net realized and unrealized
gain                                                                  3.02

-----------
Total from investment operations
                                  3.03
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain
                                    (.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                                              $    12.98

===========

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2
                                                 30.35%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                                    $    6,753
-------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                                                           $
6,126
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment
income
0.14%
Total expenses
                              2.13%
Expenses after expense reimbursement or fee waiver and reduction to custodian
expenses            1.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover
rate
30%

1. For the period from August 1, 2003 (commencement of operations) to April
30,
2004.

2. Assumes an investment at net asset value on the business day before the first
day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer International Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.525.7048
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the
Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by
-----------
electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]      OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-21369
PR0625.001.0604
Printed on recycled paper

Oppenheimer International Value Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated June 25, 2004

This  Statement  of  Additional  Information  is  not a  prospectus.  This  document contains  additional  information about the Fund and supplements  information in the
Prospectus  dated June 25, 2004.  It should be read  together  with the  Prospectus, which may be  obtained  by writing to the Fund's  Transfer  Agent,  OppenheimerFunds
Services,  at P.O. Box 5270,  Denver,  Colorado 80217, by calling the Transfer Agent
at  the   toll-free   number   shown   above,   or  by   downloading   it  from  the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers:

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment  objective,  the principal  investment policies and the main risks of the Fund are  described  in the  Prospectus.  The  Prospectus  also  describes
certain  non-principal   investment  strategies  and  risks.  This  Statement  of
Additional  Information  contains  supplemental  information about those policies and  risks  and the  types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.  (the  "Manager"),  can select  for the Fund.  Additional information  is also  provided  about other  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's holdings and the techniques  and  strategies  that  the  Manager  may use in  selecting  portfolio securities  will vary over time.  The Fund is not required to use the  investment
techniques  and  strategies   described   below  at  all  times  in  seeking  its
objective.  It may use some of the special  investment  techniques and strategies at some times or not at all.

      |X|   Investments in Stocks and Other Equity  Securities.  The Fund focuses its  investments  primarily  in common  stocks of foreign  companies,  but it can invest in other equity  securities.  Equity  securities  include  common  stocks, preferred  stocks,  rights and warrants,  and securities  convertible into common stock.

      Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain  debt  securities  can be selected  for the Fund.  The Fund can
also  buy  debt   securities   that  the  Manager   believes   might  offer  some
opportunities  for capital  appreciation,  including  convertible  securities  as discussed below.

      Securities  of newer growth  companies  might offer  greater  opportunities for capital  appreciation than securities of large,  more established  companies.
However,  these  securities  also involve  greater risks than  securities of more established companies.

      The Fund does not limit its  investments  in equity  securities  to issuers having a market  capitalization  of a specified size or range,  and therefore may invest  in  securities  of  small-,  mid- and  large-capitalization  issuers.  At times,  the  Fund  may  have  substantial  amounts  of  its  assets  invested  in securities  of  issuers  in one or more  capitalization  ranges,  based  upon the
Manager's  use of its  investment  strategies  and its judgment of where the best market opportunities are to seek the Fund's objective.

      At times,  the  market  may favor or  disfavor  securities  of issuers of a particular  capitalization  range.  Securities  of small-  or  mid-capitalization issuers may be subject to greater  price  volatility  in general than  securities of  larger  companies.  Therefore,  if the Fund has  substantial  investments  in smaller  capitalization  companies  at times of  market  volatility,  the  Fund's
share  price  may  fluctuate   more  than  that  of  funds   focusing  on  larger
capitalization issuers.

      |X|   Convertible  Securities.  Convertible  securities are debt securities that are convertible into an issuer's common stock.  Convertible  securities rank senior to common stock in a  corporation's  capital  structure  and therefore are subject to less risk than  common  stock in case of the  issuer's  bankruptcy  or liquidation.
      The  value of a  convertible  security  is a  function  of its  "investment
value"  and  its  "conversion   value."  If  the  investment  value  exceeds  the
conversion  value,  the security will behave more like a debt  security,  and the security's  price will likely  increase  when  interest  rates fall and  decrease when  interest  rates  rise.  If the  conversion  value  exceeds  the  investment value,  the  security  will behave more like an equity  security:  it will likely sell at a  premium  over  its  conversion  value,  and  its  price  will  tend to fluctuate  directly  with  the  price  of the  underlying  security.  Convertible securities  are  subject  to credit  risks and  interest  rate risk as  discussed below under "Investing in Debt Securities."

      While many  convertible  securities  are a form of debt  security,  in some cases their  conversion  feature  (allowing  conversion  into equity  securities)
causes the Manager to regard them more as "equity  equivalents."  In those cases, the credit  rating  assigned to the  security  has less  impact on the  Manager's
investment   decision   than  in  the  case  of   non-convertible   fixed  income
securities.  To determine  whether  convertible  securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether,  at the option of the investor,  the  convertible  security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer  of  the  convertible   securities  has  restated  its
            earnings  per  share  of  common  stock  on  a  fully  diluted  basis
            (considering   the   effect   of   conversion   of  the   convertible
            securities), and
(3)   the extent to which the  convertible  security  may be a defensive  "equity
            substitute,"   providing   the   ability   to   participate   in  any
            appreciation in the price of the issuer's common stock.

      |X|   Rights  and  Warrants.  The Fund  can  invest  up to 5% of its  total assets in  warrants  or  rights.  That 5% limit  does not apply to  warrants  and rights  the  Fund  has  acquired  as part of  units  of  securities  or that  are attached to other securities that the Fund buys.

      Warrants  basically are options to purchase  equity  securities at specific prices  valid for a  specific  period of time.  Their  prices do not  necessarily move  parallel  to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are distributed  directly by the  issuer to its  shareholders.  Rights  and  warrants  have no voting  rights, receive  no  dividends  and have no  rights  with  respect  to the  assets of the issuer.

      |X|         Preferred  Stocks.  Preferred stocks are equity  securities but have certain  attributes  of debt  securities.  Preferred  stock,  unlike  common stock,  has a stated  dividend  rate  payable  from the  corporation's  earnings.
Preferred  stock  dividends may be cumulative or  non-cumulative,  participating, or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior unpaid  dividends to be paid before the issuer can pay  dividends on common shares.

      If interest  rates rise,  the fixed  dividend  on  preferred  stocks may be less  attractive,  causing the price of  preferred  stocks to decline.  Preferred stocks may have  mandatory  sinking fund  provisions,  as well as provisions  for their call or redemption  prior to maturity  which can have a negative  effect on
their   prices   when   interest   rates   decline.   Preferred   stock   may  be
"participating"  stock,  which  means  that  it may  be  entitled  to a  dividend exceeding the stated dividend in certain cases.

      Preferred  stocks are equity  securities  because they do not  constitute a liability  of  the  issuer  and  therefore  do  not  offer  the  same  degree  of protection  of capital as debt  securities  and may not offer the same  degree of assurance of continued income as debt  securities.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of its liquidation are generally  subordinate  to  the  rights  associated  with  a  corporation's  debt securities.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

|X|   Foreign   Securities.   "Foreign   securities"   include  equity  and  debt
securities  of companies  organized  under the laws of  countries  other than the
United  States  and of  governments  other  than  the U.S.  government.  "Foreign securities"  also  include  securities  of  companies  (including  those that are located in the U.S.  or  organized  under  U.S.  law) that  derive a  significant portion of their  revenue or profits  from  foreign  businesses,  investments  or sales,  or  that  have a  significant  portion  of  their  assets  abroad.  Those securities  may be traded  on  foreign  securities  exchanges  or in the  foreign over-the-counter markets.

      Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities  exchange or traded in the U.S.
over-the-counter  markets,  and  foreign  currencies,   are  considered  "foreign
securities"  for the  purpose  of the  Fund's  investment  allocations.  They are subject to some of the special  considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

      The amount of the Fund's  assets  invested  in  securities  of issuers in a particular  country will vary over time,  based upon the Manager's  evaluation of the  investment  merits of particular  issuers as well as the market and economic conditions  in a particular  country or region.  Factors that might be considered could include,  for example,  a country's  balance of payments,  inflation  rate, economic self-sufficiency, and social and political factors.

      Because  the  Fund  may   purchase   securities   denominated   in  foreign
currencies,  a change  in the value of such  foreign  currency  against  the U.S.
dollar  will  result in a change in the amount of income  the Fund has  available for  distribution.  Because a portion  of the  Fund's  investment  income  may be received in foreign  currencies,  the Fund will be required to compute its income in U.S.  dollars for  distribution to  shareholders,  and therefore the Fund will absorb  the  cost of  currency  fluctuations.  After  the  Fund  has  distributed income,  subsequent  foreign  currency  losses may  result in the  Fund's  having distributed  more income in a particular  fiscal period that was  available  from investment income, which could result in a return of capital to shareholders.

      Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of  domestic  issuers.  They  include the opportunity to invest in foreign  issuers that appear to offer growth  potential, or in foreign  countries  with  economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking advantage  of foreign  stock  markets  that do not move in a manner  parallel  to
U.S. markets.

o     Risks of Foreign  Investing.  Investments  in foreign  securities may offer special  opportunities  for investing but also present special  additional  risks
and  considerations  not  typically   associated  with  investments  in  domestic
securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to  changes in  currency rates,  currency  devaluations or currency control  regulations
                  (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable to those  applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on  foreign  markets  than in the
                  U.S.;
o     less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities   in  some  countries  of   expropriation,   nationalization,
                  confiscatory   taxation,   political,   financial   or   social
                  instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,   U.S.   government   policies  have   discouraged   certain
investments  abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,  Australia,  New
Zealand  and  Japan.  There  may be  even  less  liquidity  in  their  securities markets,  and  settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to  greater  risks of  limitations  on the repatriation  of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries  may also be subject to the risk of greater political and economic  instability,  which can greatly  affect the volatility of prices of securities in those countries.

|X|   Passive  Foreign  Investment  Companies.  Some  securities of  corporations domiciled  outside  the  U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws.  PFICs are those foreign  corporations  which generate  primarily passive income.  They tend to be growth  companies or  "start-up"  companies.  For federal tax  purposes,  a corporation  is deemed a PFIC if 75% or more of the foreign  corporation's  gross income  for the  income  year is  passive  income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further  defined  as any  income to be  considered  foreign  personal  holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in  PFICs  involves  the  risks  associated  with  investing  in foreign  securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for  failure to properly report investment income from PFICs.  Following industry standards,  the
Fund makes  every  effort to ensure  compliance  with  federal tax  reporting  of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's  minimum  percentage  requirements  or  limitations  of  investing  in foreign securities.

Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio  securities  during its previous  fiscal year.  For example, if a fund sold all of its  securities  during the year,  its  portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover  rate will  fluctuate from year to year,  and the Fund can have a  portfolio  turnover  rate of 100% or more.  Increased  portfolio  turnover  creates higher  brokerage and  transaction costs for the Fund, which may reduce its overall performance.  Additionally,  the realization  of capital  gains from selling  portfolio  securities  may result in distributions  of taxable  long-term  capital  gains to  shareholders,  since the
Fund will normally  distribute  all of its capital  gains  realized each year, to avoid  excise taxes under the Internal  Revenue  Code.  As a result of the Fund's dynamic asset allocation  model,  the Fund may have a higher  portfolio  turnover rate than other mutual funds.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from  time to time use the types of  investment  strategies  and  investments described  below. It is not required to use all of these  strategies at all times and at times may not use them.

|X|   Investing  in  Small,   Unseasoned  Companies.   The  Fund  can  invest  in
securities of small,  unseasoned  companies.  These are companies  that have been in  operation  for  less  than  three  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility  in their prices.  They might have a limited  trading  market,  which could adversely affect  the  Fund's  ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other  investors that own a security issued by a small,  unseasoned  issuer for which there is limited liquidity might trade the security  when  the  Fund  is  attempting  to  dispose  of its  holdings  of that security.  In that case the Fund  might  receive a lower  price for its  holdings than  might  otherwise  be  obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

|X|   Investing  in Debt  Securities.  While  the Fund  does not  invest  for the purpose  of  seeking  current  income,  at  times  the Fund  can  invest  in debt securities,  including the convertible debt securities  described above under the description  of equity  investments.  Debt  securities  also can be selected  for investment by the Fund for defensive  purposes,  as described below. For example, when the stock market is volatile,  or when the portfolio  manager  believes that growth  opportunities  in stocks  are not  attractive,  certain  debt  securities
might   provide   not  only   offer   defensive   opportunities   but  also  some
opportunities for capital appreciation.

      The  Fund's  debt  investments  can  include  corporate  bonds and notes of foreign or U.S.  companies,  as well as U.S. and foreign  government  securities.
It is not  expected  that this will be a  significant  strategy of the Fund under normal market  circumstances.  Foreign debt  securities  are subject to the risks of foreign  investing  described  above. In general,  domestic and foreign fixed-
income  securities are also subject to two additional types of risk:  credit risk and interest rate risk.

o     Credit  Risk.  Some of the  special  credit  risks of debt  securities  are discussed  in the  Prospectus.  Credit risk  relates to the ability of the issuer to  meet  interest  or  principal  payments  or  both as  they  become  due.  For lower-grade  debt securities  there is a greater risk that the issuer may default on its  obligation  to pay  interest  or to repay  principal  than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential  for its  insolvency.  An  overall  decline in values in the high yield bond market is also more likely during a period of a general  economic  downturn.
An economic  downturn or an increase  in interest  rates could  severely  disrupt the market for high yield bonds,  adversely  affecting the values of  outstanding bonds as well as the ability of issuers to pay  interest or repay  principal.  In the case of  foreign  high  yield  bonds,  these  risks  are in  addition  to the special  risks of  foreign  investing  discussed  in the  Prospectus  and in this
Statement of Additional Information.

      However,  the Fund's  limitations  on buying these  investments  may reduce
the  risks  to  the  Fund,  as  will  the  Fund's  policy  of  diversifying   its
investments.  Additionally,  to the  extent  they can be  converted  into  stock, convertible  securities  may  be  less  subject  to  some  of  these  risks  than non-convertible  high  yield  bonds,  since  stock  may be more  liquid  and less affected by some of these risk factors.

o     Interest  Rate  Risk.  Interest  rate risk  refers to the  fluctuations  in
value  of  fixed-income   securities  resulting  from  the  inverse  relationship
between  price and yield.  For  example,  an increase in general  interest  rates
will  tend  to  reduce   the   market   value  of   already-issued   fixed-income
investments,  and a decline  in  general  interest  rates  will tend to  increase their value. In addition,  debt securities with longer maturities,  which tend to have higher yields,  are subject to  potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations  in the  market  value of  fixed-income  securities  after the
Fund buys them will not affect the interest  income  payable on those  securities
(unless the security  pays  interest at a variable  rate pegged to interest  rate changes).  However,  those price fluctuations will be reflected in the valuations of the  securities,  and  therefore  the Fund's net asset values will be affected by those fluctuations.

o  Special   Risks  of   Lower-Grade   Securities.   The  Fund  can   invest  in
higher-yielding   lower-grade  debt  securities   (that  is,   securities  below
investment  grade).  "Investment grade securities" refers to securities rated in the four highest rating  categories of Moody's  Investors  Service  ("Moody's"),
Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc.  ("Standard and Poor's") and Fitch,  Inc.  ("Fitch"),  or having equivalent ratings  from other  nationally  recognized  rating  agencies or, in the case of unrated securities, comparable ratings assigned to a security by the Manager.

     "Lower-grade"  debt  securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by  Standard  &  Poor's  or Fitch or  similar  ratings  by other  nationally recognized rating organizations.

     The Fund can invest in  securities  rated as low as "C" or "D" or which are in default when the Fund buys them.  Securities  rated "Baa" by Moody's or "BBB"
by Standard &  Poor's are considered  investment grade but may be subject to greater  market  fluctuations  and risks of loss of income  and  principal  than higher-grade  securities.  They may be considered to have speculative  elements.
Definitions of the debt security ratings  categories of Moody's,  Standard &
Poor's and Fitch are  included in  Appendix A to this  Statement  of  Additional
Information.

      The Fund can also buy unrated  securities  to which the  Manager  assigns a rating  based  upon its  evaluation  of the yield and risks of  comparable  rated securities.  The Fund is not  obligated to dispose of a security if the rating is reduced  after the Fund buys the  security,  but the Manager will  monitor  those securities to determine whether they should be retained in the Fund's portfolio.

|X|   Investing  in  Cyclical  Opportunities.  The Fund  might  also seek to take advantage  of changes in the business  cycle by  investing in companies  that are sensitive to those changes if the Manager  believes  they have growth  potential.
For example, when the economy is expanding,
companies  in the consumer  durables and  technology  sectors  might  benefit and present long-term growth  opportunities.  The Fund focuses on seeking growth over the long term but might seek to take  tactical  advantage  of  short-term  market movements or events  affecting  particular  issuers or  industries.  There is the risk that those  securities  can lose value when the issuer or industry is out of favor in the business cycle.

      |X|   Repurchase  Agreements.  The Fund can acquire  securities  subject to
repurchase   agreements.   It  might  do  so  for  liquidity   purposes  to  meet
anticipated  redemptions  of  Fund  shares,  or  pending  the  investment  of the proceeds  from sales of Fund  shares,  or pending  the  settlement  of  portfolio securities transactions, or for defensive purposes.

      In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds  the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have  been designated  as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to  the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase  agreements having a maturity beyond seven days are subject to the Fund's policy limits on holding  illiquid  investments,  described  below.
The Fund cannot  enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond seven  days.  There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the  Investment  Company
Act,  are  collateralized  by the  underlying  security.  The  Fund's  repurchase agreements  require  that at all  times  while  the  repurchase  agreement  is in effect,  the value of the collateral  must equal or exceed the  repurchase  price to fully  collateralize the repayment  obligation.  However,  if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially  sound and will  continuously  monitor the collateral's value.

         Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  ("SEC"),  the Fund, along with other  affiliated  entities managed by the  Manager,  may  transfer  uninvested  cash  balances  into one or more  joint repurchase  accounts.  These  balances  are  invested  in one or more  repurchase agreements,  secured by U.S. government  securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to  cover  payments  of  interest  and principal;  however,  in  the  event  of  default  by  the  other  party  to  the agreement,  retention  or  sale  of  the  collateral  may  be  subject  to  legal proceedings.

      |X|   Illiquid   and   Restricted   Securities.   Under  the  policies  and
procedures  established by the Fund's Board of Trustees,  the Manager  determines the  liquidity of certain of the Fund's  investments.  To enable the Fund to sell its  holdings  of a  restricted  security  not  registered  under the  applicable securities  laws,  the Fund may have to cause those  securities to be registered.
The expenses of registering  restricted  securities may be negotiated by the Fund with the  issuer  at the time the Fund  buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price  fluctuation  during that period.

      The  Fund  can  also  acquire   restricted   securities   through   private
placements.  Those  securities  have  contractual  restrictions  on their  public resale.  Those  restrictions  might  limit the  Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases   of   restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions do not
limit  purchases  of  restricted   securities  that  are  eligible  for  sale  to
qualified  institutional  purchasers  under  Rule 144A of the  Securities  Act of
1933,  if those  securities  have been  determined  to be  liquid by the  Manager under Board-approved  guidelines.  Those guidelines take into account the trading
activity  for  such  securities  and  the   availability   of  reliable   pricing
information,  among other  factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings  of that  security  may be considered to be illiquid.

      Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable  within seven days.

         |  Borrowing.  The Fund  has the  ability  to  borrow  from  banks on an unsecured  basis to invest  the  borrowed  funds in  portfolio  securities.  This speculative  technique  is known as  "leverage."  The Fund may not borrow  money, except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder  or any  exemption  therefrom  that is  applicable to the
Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

      Notwithstanding  interfund borrowing described below, currently,  under the
Investment  Company  Act,  a mutual  fund may  borrow  only  from  banks  and the maximum  amount it may borrow is up to one-third  of its total assets  (including
the  amount  borrowed),   less  all  liabilities  and  indebtedness   other  than
borrowing  except  that a  fund  may  borrow  up to 5% of its  total  assets  for temporary  purposes from any person.  Under the Investment  Company Act, there is a  rebuttable  presumption  that a loan is  temporary  if it is repaid  within 60 days and not  extended  or renewed.  During  periods of  substantial  borrowings, the value of the  Fund's  assets  would be  reduced  due to the added  expense of interest on borrowed monies.

      If the  value of a Fund's  assets,  so  computed,  should  fail to meet the
300%  asset  coverage  requirement,  the  Fund is  required,  within  three  days thereafter  (not  including  Sundays  and  holidays)  reduce its bank debt to the extent  necessary to meet such  requirement and may have to sell a portion of its investments  at a time when  independent  investment  judgment  would not dictate such  sale.  Interest  on  money  borrowed  is an  expense  the  Fund  would  not otherwise  incur,  so that it may have little or no net investment  income during periods of  substantial  borrowings.  If it does  borrow,  its  expenses  will be greater,  other  things being equal,  than  comparable  funds that do not borrow.
Since  substantially  all of a Fund's  assets  fluctuate in value,  but borrowing obligations  are fixed when the Fund has  outstanding  borrowings,  the net asset value per share of a Fund  correspondingly  will tend to  increase  and  decrease more when the Fund's  assets  increase or decrease in value than would  otherwise be the case.

|X|   Interfund   Borrowing  and  Lending   Arrangements.   Consistent  with  its
investment  policies and  pursuant to an  exemptive  order issued by the SEC, the
Fund may engage in  borrowing  and  lending  activities  with other  funds in the
OppenheimerFunds  complex.  Borrowing money from affiliated  funds may afford the
Fund the  flexibility to use the most  cost-effective  alternative to satisfy its borrowing  requirements.  Lending money to an affiliated  fund may allow the Fund to  obtain  a  higher  rate of  return  than it  could  from  interest  rates  on alternative  short-term  investments.  Implementation  of  interfund  lending  is
being   accomplished   consistent   with  applicable   regulatory   requirements,
including the provisions of the SEC order.

o     Interfund  Borrowing.  The  Fund  will not  borrow  from  affiliated  funds unless the terms of the  borrowing  arrangement  are at least as favorable as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure  that the  Fund  will  not be  disadvantaged  by  borrowing  from an  affiliated  fund, certain  safeguards are being  implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow  money from  affiliated  funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing  from  affiliated  funds must be consistent  with its investment objective and investment policies;
o     the loan rates will be the average of the  overnight  repurchase  agreement rate  available  through  the  OppenheimerFunds  joint  repurchase
               agreement   account  and  a   pre-established   formula  based  on
               quotations  from  independent  banks  to  approximate  the  lowest interest  rate at  which  bank  loans  would be  available  to the
               Fund;
o     if the Fund has  outstanding  borrowings  from all sources greater than 10%
               of its total  assets,  then the Fund must secure  each  additional outstanding  interfund  loan by  segregating  liquid assets of the
               Fund as collateral;
o     the Fund  cannot  borrow from an  affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the  Trustees  will be provided  with a report of all  interfund  loans and the Trustees  will monitor all such  borrowings to ensure that the
               Fund's participation is appropriate.

      There is a risk  that a  borrowing  fund  could  have a loan  called on one days'  notice.  In that  circumstance,  the Fund might have to borrow from a bank at a higher  interest  cost if money to lend  were  not  available  from  another
Oppenheimer fund.

o     Interfund  Lending.  To assure that the Fund will not be  disadvantaged  by making loans to  affiliated  funds,  certain  safeguards  are being  implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds unless the interest rate
               on  such  loan  is   determined   to  be   reasonable   under  the
               circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an  interfund  loan to any one  affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the  Manager  will  provide the  Trustees  reports on all  interfund  loans demonstrating  that the Fund's  participation  is appropriate  and that the loan is consistent  with its  investment  objectives  and policies.

      When  the  Fund  lends  assets  to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

|X|   Loans of Portfolio  Securities.  To raise cash for liquidity purposes,  the
Fund can lend its  portfolio  securities  to brokers,  dealers and other types of financial  institutions  approved  by the Fund's  Board of  Trustees.  Consistent with  applicable  regulatory  requirements,  the  Fund  may  lend  its  portfolio securities  in  amounts  up to 33 1/3% of  total  assets,  however  the  Board of
Trustees  has  limited  these  loans  to not more  than  25% of the  value of the
Fund's total assets.

      There  are some  risks in  connection  with  securities  lending.  The Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.  The
Fund must receive  collateral  for a loan.  Under current  applicable  regulatory requirements  (which  are  subject  to  change),  on each  business  day the loan collateral  must be at least  equal to the  value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its  agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as  collateral,  letters of credit must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter  of  credit  and the  issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,   the  Fund  receives  amounts  equal  to  the
dividends or interest on loaned  securities.  It also receives one or more of (a)
negotiated  loan fees,  (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan  collateral.
Each type of  interest  may be shared  with the  borrower.  The Fund may also pay reasonable  finders',  custodian and administrative fees in connection with these loans.  The terms of the  Fund's  loans  must  meet  applicable  tests  under the
Internal  Revenue  Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

|X|   Derivatives.  The Fund can  invest in a variety of  derivative  investments to seek income for liquidity needs or for speculative or hedging  purposes.  Some derivative  investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.

      Some  of  the  derivative  investments  the  Fund  can  use  include  "debt exchangeable  for common stock" of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged  for common stock of the  issuer  or it is  payable  in an amount  based on the price of the  issuer's common  stock at the time of  maturity.  Both  alternatives  present  a risk that the amount  payable at  maturity  will be less than the  principal  amount of the debt because the price of the  issuer's  common stock might not be as high as the
Manager expected.

|X|   Hedging.  The  Fund  can  use  hedging  instruments,  although  it  is  not required  to do so in seeking  its  objective.  To  attempt  to  protect  against declines  in the  market  value of the  Fund's  holdings,  to permit  the Fund to
retain   unrealized  gains  in  the  value  of  portfolio   holdings  which  have
appreciated,  or to facilitate  selling  securities for investment  reasons,  the
Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered  calls on  securities  or futures.  Covered calls can also be used to seek  income,  but the  Manager  does not  expect  to  engage extensively in that practice.

      The Fund  might use  hedging to  establish  a  position  in the  securities market as a temporary substitute for purchasing  particular  securities.  In that case,  the  Fund  would  normally  seek  to  purchase  the  securities  and  then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect against the possibility  that its portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's  strategy of hedging  with  futures and options on futures  will be  incidental  to the Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent  with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)
broad-based  stock indices (these are referred to as "stock index futures"),  (2)
an  individual  stock  ("single  stock  futures"),  (3) bond  indices  (these are referred to as "bond index  futures"),  (4) debt  securities  (these are referred to as "interest rate futures"),  and (5) foreign  currencies  (these are referred to as "forward contracts").

      A  broad-based  stock  index is used as the basis for  trading  stock index futures.  An  index  may in some  cases  be  based  on  stocks  of  issuers  in a particular  industry  or group of  industries.  A stock  index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates  in response to the changes in value of the underlying  stocks.  A stock index cannot be purchased or sold  directly.  Bond index futures are similar  contracts  based on the future value of the basket of securities  that  comprise the index.  These contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the  futures  transaction.  There is no  delivery  made of the  underlying securities  to settle the futures  obligation.  Either  party may also settle the transaction by entering into an offsetting contract.

       An  interest  rate  future  obligates  the  seller  to  deliver  (and  the purchaser  to take  cash or a  specified  type of debt  security  to  settle  the
futures   transactions.   Either  party  could  also  enter  into  an  offsetting
contract to close out the position.

      Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security  to settle the futures transaction.  Either party could also enter into an offsetting  contract to close out the  position.  Single  stock  futures  trade  on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

      No  money is paid or  received  by the  Fund on the  purchase  or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited  with the Fund's custodian bank in an account  registered in the futures  broker's name.  However, the  futures  broker  can  gain  access  to that  account  only  under  specified conditions.  As the  future  is  marked  to  market  (that  is,  its value on the
Fund's  books is  changed)  to reflect  changes in its market  value,  subsequent margin  payments,  called  variation  margin,  will be paid to or by the  futures broker daily.

      At any time  prior  to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an  opposite  position,  at which time a final determination  of variation  margin is made and any additional  cash must be paid by or  released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions,  except forward contracts, are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

o     Put and  Call  Options.  The Fund  can buy and  sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can  buy  and  sell exchange-traded and over-the
counter  put and call  options,  including  index  options,  securities  options, currency options, and options on the other types of futures described above.

o     Writing  Covered  Call  Options.  The Fund can write (that is, sell) calls.
If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject  to the call  while the call is  outstanding,  or, for certain types of calls,  the call may be covered by identifying  liquid assets on the Fund's  books to enable the Fund to satisfy  its  obligations  if the call is exercised.  Up to 25% of the  Fund's  total  assets  may be  subject to calls the
Fund writes.

      When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the   underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the  call  period  at a fixed exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from  the  market  price  of the  underlying  security.  The Fund has the risk of loss  that the price of the  underlying  security  may  decline  during  the call period.  That  risk  may be  offset  to  some  extent  by the  premium  the  Fund receives.  If the value of the investment  does not rise above the call price, it is likely  that the call will lapse  without  being  exercised.  In that case the
Fund would keep the cash premium and the investment.

      When the Fund  writes a call on an index,  it  receives  cash (a  premium).
If the  buyer of the call  exercises  it,  the Fund  will pay an  amount  of cash equal to the  difference  between the closing  price of the call and the exercise price,  multiplied by the specified  multiple that  determines the total value of the  call  for  each  point  of  difference.  If  the  value  of  the  underlying investment  does not rise above the call  price,  it is likely that the call will lapse  without  being  exercised.  In that  case  the  Fund  would  keep the cash premium.

      The  Fund's   custodian,   or  a  securities   depository  acting  for  the
custodian,  will act as the Fund's  escrow agent,  through the  facilities of the
Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or  as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such  transactions.  OCC will  release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      If the Fund writes an  over-the-counter  ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer  which will establish  a formula  price at which the Fund  will  have the  absolute  right to repurchase  that OTC  option.  The  formula  price will  generally  be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security (that is, the option is "in the  money").  If the Fund  writes an OTC  option,  it will
treat  as  illiquid  (for  purposes  of  its  restriction  on  holding   illiquid
securities)  the  mark-to-market  value of any OTC  option it holds,  unless  the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call  it has  written,  the  Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  The Fund will  then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium received on the call the
Fund  wrote is more or less  than the  price  of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize  a profit if the call  expires unexercised,  because  the Fund  will  retain  the  underlying  security  and the premium it  received  when it wrote the call.  Any such  profits  are  considered short-term capital gains for federal
income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund  they are  taxable  as  ordinary  income.  If the Fund  cannot  effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract.  To do so, at the time the call is  written,  the Fund must  cover the call by  identifying  on its books an  equivalent  dollar  amount of  liquid  assets.  The Fund will  identify additional  liquid  assets on the  Fund's  books if the  value of the  identified assets  drops  below 100% of the  current  value of the  future.  Because of this segregation  requirement,  in no  circumstances  would the  Fund's  receipt of an exercise  notice  as to that  future  require  the  Fund  to  deliver  a  futures contract.  It would  simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

o     Writing  Put  Options.  The  Fund can sell put  options.  A put  option  on securities  gives the purchaser the right to sell,  and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during  the option period.  The Fund  will not  write  puts if,  as a  result,  more than 50% of the
Fund's net assets  would be  required  to be  identified  on the Fund's  books to cover such put options.

      If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified  on the Fund's  books.  The premium the Fund  receives  from writing a put  represents  a  profit,  as long as the  price of the  underlying  investment remains  equal to or above  the  exercise  price  of the put.  However,  the Fund also  assumes  the  obligation  during  the option  period to buy the  underlying investment  from the buyer of the put at the  exercise  price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put  the  Fund  has written  expires  unexercised,  the Fund  realizes  a gain in the  amount  of the premium less the transaction  costs incurred.  If the put is exercised,  the Fund must  fulfill  its  obligation  to  purchase  the  underlying  investment  at the exercise  price.  That  price  will  usually  exceed  the  market  value  of  the investment  at that  time.  In that  case,  the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the  underlying  investment  and the  premium  received  minus  the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will  identify on its books liquid  assets with a value  equal to or  greater  than  the  exercise  price of the  underlying
securities.   The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's  obligation  as the put writer  continues,  it may be assigned  an  exercise  notice  by the  broker-dealer  through  which the put was sold.  That notice  will  require  the Fund to take  delivery  of the  underlying security  and pay the  exercise  price.  The Fund has no control over when it may be required  to purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation as the writer of the put.  That  obligation  terminates  upon  expiration of the put. It may also  terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by  purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting  a closing  purchase  transaction  will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing  Calls and Puts. The Fund can purchase calls to protect  against
the   possibility   that  the  Fund's   portfolio  will  not  participate  in  an
anticipated  rise in the  securities  market.  When the Fund  buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the  right to buy the  underlying  investment  from a seller  of a  corresponding call on the same  investment  during the call period at a fixed  exercise  price.
The Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment  is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the
Fund  exercises  the  call.  If the Fund  does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration date.  In that case the Fund will  have  paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts  whether  or not it holds the  underlying  investment in its portfolio.  When the Fund  purchases a put, it pays a premium and,  except as to puts on  indices,  has the  right to sell the  underlying  investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise  price.  Buying a put on  securities  or futures  the Fund owns  enables the Fund to  attempt to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment at the exercise  price to a seller of a  corresponding put. If the market price of the  underlying  investment  is equal to or above the exercise  price and, as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put  prior to its  expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to  resell  the put or to buy the  underlying investment  and  sell it at the  exercise  price.  The  resale  price  will  vary inversely  to the price of the  underlying  investment.  If the  market  price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying investment  to the  Fund.  Gain  or loss  depends  on  changes  in the  index  in question  (and  thus on  price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund  will  not  exceed  5% of the  Fund's total assets.

o     Buying and Selling Call and Put Options on Foreign Currencies. The Fund
can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to
protect  against  declines  in  the  dollar  value  of  foreign   securities  and
increases in the dollar cost of foreign securities the Fund wants to acquire.

      If  the  Manager  anticipates  a rise  in the  dollar  value  of a  foreign currency in which securities to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a  foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that  currency  might be partially  offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could  fluctuate  in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments and  transaction  costs  without a corresponding benefit.

      A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate  right  to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for additional cash  consideration  identified on its books) upon  conversion  or exchange of other  foreign  currency  held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has the right to acquire  and which is  denominated  in the  currency  underlying the option.  That  decline  might be one that  occurs due to an expected  adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the option by  identifying  on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures.  The use of hedging  instruments
requires  special  skills  and  knowledge  of  investment   techniques  that  are
different  than  what  is  required  for  normal  portfolio  management.  If  the
Manager uses a hedging  instrument at the wrong time or judges market  conditions incorrectly,  hedging  strategies  may reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

      The Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The  exercise  of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will  cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether to  exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each  time it buys a call or put,  sells  a call  or  put,  or  buys or  sells  an  underlying  investment  in connection  with  the  exercise  of a call or put.  Those  commissions  could  be higher on a relative  basis than the  commissions  for direct  purchases or sales of the  underlying  investments.  Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of  leverage.  The  leverage  offered by trading in options  could  result in the Fund's net asset  value  being  more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the  investment at the call  price.  It will  not be able to  realize  any  additional  appreciation  in excess of the covered call price if the  investment  has increased in value above the call price.

      An  option  position  may be  closed  out  only on a market  that  provides secondary  trading  for  options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses  if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using  short  hedging by selling  futures or  purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the  futures  or  the  applicable  index  will  correlate  imperfectly  with  the behavior  of the  cash  prices  of the  Fund's  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market  might  advance  and  the  value  of the  securities  held  in the  Fund's portfolio  might  decline.  If that  occurred,  the Fund  would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However,  while  this could  occur for a very  brief  period or to a very small degree,  over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the  indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's  holdings  from  the  securities  included  in the  applicable  index.  To compensate  for the  imperfect  correlation  of  movements  in the  price  of the portfolio  securities  being  hedged and  movements  in the price of the  hedging instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject  to  distortions,  due to  differences  in the  nature of those  markets.
First,  all  participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting   additional  margin  deposit
requirements,   investors  may  close  futures   contracts   through   offsetting
transactions  which could  distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions rather than making or taking
delivery.   To  the  extent   participants  decide  to  make  or  take  delivery,
liquidity in the futures  market  could be reduced,  thus  producing  distortion.
Third,  from the point of view of  speculators,  the deposit  requirements in the futures  market are less  onerous  than  margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in  the  futures market may cause temporary price distortions.

      The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase  of  individual securities  (long  hedging)  by  buying  futures  and/or  calls on such  futures, broadly-based  indices or on  securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest  in securities  because of  concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

o     Forward   Contracts.   Forward  contracts  are  foreign  currency  exchange
contracts.  They are used to buy or sell  foreign  currency  for future  delivery at a fixed  price.  The Fund uses them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign  currency to the amount of its assets  denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where  the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase,  and another party agrees  to sell,  a  specific  currency  at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the  contract is entered  into.  These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty in the
level  of  future  exchange  rates.  The  use  of  forward   contracts  does  not
eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund  owns or  intends  to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any  potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for  the  purchase  or sale of a security  denominated in a foreign  currency,  or when it  anticipates  receiving dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S.  dollar  equivalent of the dividend payments.  To do so,  the  Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved  in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of  the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge  will protect the Fund against a loss from an adverse  change in the currency  exchange rates  during the period  between the date on which the  security is purchased or sold or on which the  payment  is  declared,  and the date on which the  payments are made or received.

      The  Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency  might suffer a substantial  decline  against the
U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's portfolio securities  denominated  in that foreign  currency.  When the Fund  believes that the U.S. dollar might suffer a substantial  decline  against a foreign  currency, it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its  forward  contract  will  fall  whenever  there is a  decline  in the U.S.
dollar  value of the  currency  in  which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions in these cases by  identifying  on its books  assets  having a value  equal to the  aggregate  amount of the  Fund's commitment  under  forward  contracts.  The Fund  will  not  enter  into  forward contracts or maintain a net exposure to such  contracts  if the  consummation  of the contracts  would  obligate the Fund to deliver an amount of foreign  currency in  excess  of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the  subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in  excess of the value of the
Fund's portfolio  securities or other assets denominated in foreign currencies if
the  excess  amount  is  "covered"  by  liquid  securities   denominated  in  any
currency.  The cover  must be at least  equal at all times to the  amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the
Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract  at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts under forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future
value  of  securities   denominated  in  foreign  currencies  will  change  as  a
consequence  of  market  movements  between  the date  the  forward  contract  is entered  into and the date it is sold.  In some cases the  Manager  might  decide to sell the  security  and  deliver  foreign  currency  to  settle  the  original purchase  obligation.  If the  market  value  of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund might have to  purchase  additional  foreign  currency  on the "spot"  (that is,  cash)
market  to  settle  the  security  trade.  If the  market  value of the  security instead  exceeds the amount of foreign  currency the Fund is obligated to deliver to settle the trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received  upon  the  sale  of  the  security.  There  will  be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution  of a short-term  hedging  strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs. The use of forward contracts  in this  manner  might  reduce  the  Fund's  performance  if there are unanticipated  changes in  currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before  the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund  might  sell a  portfolio  security  and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to  deliver  the currency by  purchasing  a second  contract.  Under that  contract  the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might  close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into  a  second contract  entitling  it to sell  the same  amount  of the  same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of  entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will  depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward  contracts  vary with  factors such as the  currencies  involved,  the  length of the  contract  period  and the
market  conditions  then  prevailing.   Because  forward  contracts  are  usually
entered into on a principal basis, no brokerage fees or
commissions  are  involved.   Because  these  contracts  are  not  traded  on  an
exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk  of the counterparty under each forward contract.

      Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so.  Foreign  exchange  dealers do not charge a fee for conversion,  but  they  do seek to  realize  a  profit  based  on the  difference between  the  prices  at which  they buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange  if the Fund  desires to resell that  currency to the dealer.

o     Total  Return  Swap  Transactions.  The Fund may enter  into  total  return swaps.  The Fund will only enter into total return swaps if  consistent  with its fundamental  investment  objectives  or  policies  and not  invest in swaps  with respect  to  more  than  30% of the  Fund's  total  assets.  A swap  contract  is essentially like a portfolio of forward  contracts,  under which one party agrees to exchange an asset (for  example,  bushels of wheat) for another  asset  (cash)
at  specified  dates in the future.  A  one-period  swap  contract  operates in a manner  similar to a forward or futures  contract  because  there is an agreement to swap a  commodity  for cash at only one forward  date.  The Fund may engage in swap  transactions  that have more than one  period and  therefore  more than one exchange of assets.

      The Fund may invest in total return  swaps to gain  exposure to the overall commodity  markets.  In a total return  commodity  swap the Fund will receive the price  appreciation  of a commodity  index,  a portion of the index,  or a single commodity in exchange for paying an  agreed-upon  fee. If the  commodity  swap is for one period,  the Fund will pay a fixed fee,  established at the outset of the swap.  However,  if the term of the commodity swap is more than one period,  with interim swap  payments,  the Fund will pay an  adjustable or floating fee. With a
"floating"  rate,  the fee is pegged to a base rate such as the London  Interbank
Offered  Rate  ("LIBOR"),  and is adjusted  each period.  Therefore,  if interest rates  increase over the term of the swap  contract,  the Fund may be required to pay a higher fee at each swap reset date.

o     Regulatory  Aspects  of  Hedging   Instruments.   The  Commodities  Futures
Trading  Commission  (the  "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including  registered  investment companies
and  consequently   registered  investment  companies  may  engage  in  unlimited futures  transactions  and  options  thereon  provided  that the Fund  claims  an exclusion  from  regulation as a commodity  pool  operator.  The Fund has claimed such an  exclusion  from  registration  as a commodity  pool  operator  under the
Commodity  Exchange  Act  ("CEA").  The  Fund may use  futures  and  options  for hedging and  non-hedging  purposes to the extent  consistent  with its investment objective,  internal risk management  guidelines  adopted by the Manager (as they may be  amended  from time to time),  and as  otherwise  set forth in the  Fund's prospectus or this statement of additional information.

      Transactions   in   options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges  limit the maximum number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those  limits  apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be affected by options written
or held by other entities,  including other investment  companies having the same advisor  as  the  Fund  (or  an  advisor  that  is an  affiliate  of  the  Fund's advisor).  The exchanges  also impose  position  limits on futures  transactions.
An exchange may order the  liquidation  of positions  found to be in violation of those limits and may impose certain other sanctions.

      Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund  purchases a future,  it must  segregate  cash or readily  marketable  short-term  debt  instruments in an amount  equal to the  purchase  price of the  future,  less  the  margin  deposit applicable to it.

o     Tax  Aspects of  Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are  treated as  "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains  or  losses relating to Section 1256  contracts  are  characterized  as 60% long-term and 40%
short-term  capital  gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256  contracts  that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section  1256
contracts   held   by  the   Fund  at  the  end  of   each   taxable   year   are
"marked-to-market,"  and  unrealized  gains or losses are  treated as though they were  realized.  These  contracts  also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions  and for other  purposes  under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An  election  can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on  the  disposition  of a  position  making  up a straddle  is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the  straddle.  Disallowed  loss is generally  allowed  at the  point  where  there  is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position  is disposed of.

      Under  the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:
(1)   gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund  accrues  interest or other  receivables  or accrues  expenses  or  other  liabilities  denominated  in  a  foreign currency and the time the Fund actually  collects such  receivables or pays such liabilities, and
(2)   gains or  losses  attributable  to  fluctuations  in the value of a foreign
           currency   between  the  date  of   acquisition  of  a  debt  security
           denominated  in  a  foreign   currency  or  foreign  currency  forward
           contracts and the date of disposition.

      Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under  the
Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive  Investments.  When market conditions are unstable,  or the Manager  believes it is otherwise  appropriate to reduce  holdings in stocks, the Fund can invest in a variety of debt securities for defensive  purposes.  The
Fund can also  purchase  these  securities  for  liquidity  purposes to meet cash needs  due to the  redemption  of  Fund  shares,  or to  hold  while  waiting  to reinvest  cash  received from the sale of other  portfolio  securities.  The Fund can buy:
o     high-quality (rated in the top two rating categories of
            nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term  debt  securities  would  normally be selected for  defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations  in principal value and their value  will  be  less  subject  to  interest  rate  risk  than  longer-term  debt securities.

|X|   Investment in Other Investment  Companies.  The Fund can also invest in the securities  of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types  of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which  are  typically open-end funds or unit investment  trusts,  listed on a stock exchange.  The Fund might  do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the  Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

       Investing  in  another  investment  company  may  involve  the  payment of substantial  premiums  above the  value of such  investment  company's  portfolio securities  and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other  investment  companies unless the Manager believes that the  potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of  that  investment  company's expenses, including its advisory and administration expenses.

Other Investment Restrictions

      |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that  the  Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote  of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o     67%  or  more  of  the  shares   present  or  represented  by  proxy  at  a
          shareholder   meeting,   if  the  holders  of  more  than  50%  of  the
          outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  are
"fundamental"  only if they are  identified as such. The Fund's Board of Trustees can  change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in  supplements or updates  to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's  principal  investment  policies  are  described  in the
Prospectus.

      |X|   Does the Fund Have  Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy  securities or other  instruments  issued or guaranteed by any  one  issuer  if more  than  5% of its  total  assets  would  be invested in  securities  or other  instruments  of that issuer or if it would  then  own  more  than 10% of that  issuer's  voting  securities.
          This  limitation  applies to 75% of the Fund's total assets.  The limit does  not  apply  to  securities  issued  or  guaranteed  by  the  U.S.
          government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o     The Fund  cannot  make  loans,  except to the  extent  permitted  under the
          Investment  Company Act,  the rules or  regulations  thereunder  or any exemption  therefrom  that is  applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not borrow  money,  except to the extent  permitted  under the
          Investment  Company Act,  the rules or  regulations  thereunder  or any exemption  therefrom  that is  applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The  Fund  cannot  invest  25% or  more  of its  total  assets  in any  one
          industry.   That  limit  does  not  apply  to   securities   issued  or
          guaranteed    by   the   U.S.    government   or   its   agencies   and
          instrumentalities.

o     The Fund cannot buy or sell real  estate.  However,  the Fund can  purchase and sell  securities  issued or secured by companies  that invest in or deal in real estate or interests in real estate.

o     The Fund cannot buy or sell  commodities or commodity  contracts.  However, the Fund can buy and sell  derivative  instruments  and  other  hedging instruments,  such as futures  contracts,  options,  swaps, and forward contracts.

o     The Fund  cannot  underwrite  securities  of other  companies.  A permitted exception  is in case  it is  deemed  to be an  underwriter  under  the
          Securities Act of 1933 when  reselling any  securities  held in its own portfolio.

o     The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities  for  which  assets  of  the  Fund  are
          designated   as   segregated,   or   margin,   collateral   or   escrow
          arrangements  are  established,   to  cover  the  related  obligations.
          Examples  of  those  activities   include   borrowing  money,   reverse
          repurchase  agreements,  delayed-delivery and when-issued  arrangements for  portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the  Fund  makes an  investment,  with the  exception  of the  borrowing policy and  illiquid  securities  policy.  The Fund need not sell  securities  to meet  the  percentage  limits  if  the  value  of  the  investment  increases  in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its  investments,  the
Fund has adopted  the  industry  classifications  set forth in Appendix B to this
Statement  of  Additional  Information.  The industry  classifications  set forth therein are not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on May 22,
2003.

|X|      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to  create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes  of shares.  The  Trustees  also may divide or  combine  the shares of a class into a
greater  or  lesser  number  of  shares   without   changing  the   proportionate
beneficial   interest  of  a  shareholder  in  the  Fund.   Shares  do  not  have
cumulative  voting  rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and  Class Y.  All  classes  invest  in the  same  investment  portfolio.
Only  retirement  plans may purchase Class N shares.  Only certain  institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on  matters  in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely  transferable,  and each share of each class has one vote
at  shareholder  meetings,   with  fractional  shares  voting  proportionally  on
matters  submitted  to  the  vote  of  shareholders.   Each  share  of  the  Fund
represents  an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

|X|   Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required  to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may do so from  time to  time  on  important  matters  or when required  to do so by  the  Investment  Company  Act  or  other  applicable  law.
Shareholders   have  the  right,  upon  a  vote  or  declaration  in  writing  of two-thirds  of the  outstanding  shares  of the Fund,  to remove a Trustee  or to take other action described in the Fund's Declaration of Trust.

      The  Trustees  will call a meeting of  shareholders  to vote on the removal of a  Trustee  upon the  written  request  of the  record  holders  of 10% of its outstanding  shares.  If  the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders  to request a meeting to remove a Trustee,  the  Trustees  will then  either make the
Fund's  shareholder list available to the applicants or mail their  communication to all other  shareholders at the applicants'  expense.  The shareholders  making the  request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting  at least 1% of the
Fund's  outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder  and  Trustee  Liability.   The  Fund's  Declaration  of  Trust
contains  an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its  obligations.  The  Declaration  of Trust also states that upon  request, the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the  Fund  and  shall  satisfy  any  judgment  on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust (such as
the  Fund)  to  be  held   personally   liable  as  a  "partner"   under  certain
circumstances.  However,  the risk that a Fund  shareholder  will incur financial loss  from  being  held  liable  as a  "partner"  of the Fund is  limited  to the relatively  remote  circumstances  in which the Fund  would be unable to meet its obligations.

      The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each  shareholder  of the Fund) agrees  under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the
Trustees  shall have no  personal  liability  to any such  person,  to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is  responsible  for  protecting  the interests of  shareholders under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.

      The  Board of  Trustees  has an Audit  Committee.  The Audit  Committee  is
comprised  solely of  Independent  Trustees.  The members of the Audit  Committee are  Joseph M.  Wikler  (Chairman),  Ronald  Abdow and Peter I.  Wold.  The Audit
Committee  held 4 meetings  during the fiscal  year  ended  April 30,  2004.  The
Audit  Committee   furnishes  the  Board  with   recommendations   regarding  the
selection of the Fund's independent  auditors.  Other main functions of the Audit
Committee  include,  but are not limited to: (i)  reviewing the scope and results of  financial  statement  audits  and the  audit  fees  charged;  (ii)  reviewing reports  from the Fund's  independent  auditors  regarding  the  Fund's  internal accounting  procedures and controls;  (iii) reviewing  reports from the Manager's
Internal  Audit  Department;  (iv)  maintaining a separate line of  communication between the Fund's  independent  auditors and its Independent  Trustees;  and (v)
exercising  all  other  functions   outlined  in  the  Audit  Committee  Charter,
including  but  not  limited  to  reviewing  the   independence   of  the  Fund's
independent  auditors  and the  pre-approval  of the  performance  by the  Fund's independent  auditors of any non-audit  service,  including tax service,  for the
Fund  and  the  Manager  and  certain  affiliates  of the  Manager  that  are not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for  election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The  Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the  Manager and its  affiliates  in selecting  nominees.  The  full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

      To date,  the  Committee  has been able to identify  from its own resources an ample number of qualified  candidates.  Nonetheless,  shareholders  may submit names of  individuals,  accompanied by complete and properly  supported  resumes, for the Audit  Committee's  consideration  by  mailing  such  information  to the
Committee in care of the Fund.  The  Committee  may consider such persons at such time  as  it  meets  to  consider  possible  nominees.  The  Committee,  however, reserves  sole  discretion  to determine  the  candidates to present to the Board and/or  shareholders  when it meets  for the  purpose  of  considering  potential nominees.

Trustees and Officers of the Fund.  Except for Messrs.  Murphy and Walcott,  each of the Trustees are  "Independent  Trustees"  under the  Investment  Company Act.
Mr.  Murphy  is an  "Interested  Trustee,"  because  he is  affiliated  with  the
Manager by virtue of his  positions  as an officer and  director of the  Manager, and as a  shareholder  of its  parent  company.  Mr.  Walcott  is an  "Interested
Trustee"  because of his former  position as an officer of the  Manager's  parent company.

      The Fund's  Trustees and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their  principal  occupations and business  affiliations  during the past five years are listed in the chart below.
The  information  for the  Trustees  also  includes the dollar range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds overseen by the Trustees.  All of the Trustees are also trustees or directors of the  following  Oppenheimer  funds  (referred to as
"Board IV Funds"):

                    OFI Tremont Core Diversified Hedge Fund
                         OFI Market Neutral Hedge Fund
                 Oppenheimer International Large-Cap Core Fund
                      Oppenheimer International Value Fund
               Oppenheimer Limited Term California Municipal Fund
                          Oppenheimer Real Estate Fund
                         Oppenheimer Select Value Fund
                       Oppenheimer Total Return Bond Fund
                  Oppenheimer Tremont Market Neutral Fund, LLC
                   Oppenheimer Tremont Opportunity Fund, LLC

Present  or  former  officers,  directors,  trustees  and  employees  (and  their immediate  family  members)  of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for  their  employees  are  permitted  to purchase  Class A  shares  of the  Fund and the  other  Oppenheimer  funds at net asset value without  sales charge.  The sales charges on Class A shares is waived for that  group  because  of the  economies  of  sales  efforts  realized  by the
Distributor.

      Messrs. Murphy,  Petersen,  Pisapia, Wixted, Zack, and Freud and Mses. Ives
and Lee,  who are officers of the Fund,  respectively  hold the same offices with one or more of the  other  Board IV Funds  as with  the  Fund.  As of the date of this  Statement  of  Additional  Information,  the  Trustees  and officers of the
Fund,  as a group,  owned of record or  beneficially  1.86% of the Fund's Class A shares  and  less  than 1% of  each  other  class  of  shares  of the  Fund.  The foregoing  statement  does not reflect  ownership  of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the  shares beneficially  owned under that plan by the officers of the Fund listed above.  In
addition,   each  Independent  Trustee,  and  his  family  members,  do  not  own securities  of either  the  Manager or  Distributor  of the Board IV Funds or any
person  directly  or  indirectly  controlling,  controlled  by  or  under  common control  with the  Manager or  Distributor.  The chart  below  does not  disclose information  about  each  Trustee's  ownership  of Fund  shares or  ownership  of shares of Oppenheimer  International  Large-Cap Core Fund,  because this fund had not yet commenced operations as of December 31, 2003.

      The address of each Independent Trustee and Interested Trustee in the charts below is:  6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                    Range of  Any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares    Oppenheimer
with Fund,           Trustee;                                  BeneficialFunds
Length of Service,   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Trustee             the Fund  by Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald J. Abdow,     Chairman (since 1959) of Abdow            None      Over
Trustee since 2003   Corporation (operator of restaurants);              $100,000
Age:  72             Trustee of the following real estate
                     businesses (owners and operators of
                     restaurants): G&R Realty Co. (since
                     1978), G&R Trust Co. (since 1973), Abdow
                     Partnership (since 1975), Auburn
                     Associates (since 1983); Hazard
                     Associates (since 1985); Trustee of MML
                     Series Investment Fund (since 1993) and
                     of MassMutual Institutional Funds (MMIF)
                     (since 1994) (open-end investment
                     companies); Trustee (since 1987) of Bay
                     State Health System (health services);
                     Chairman (since 1996) of Western Mass
                     Development Corp. (non-profit land
                     development); Chairman (since 1991) of
                     American International College
                     (non-profit college). Oversees 10
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph M. Wikler,    Self-employed as an investment            None      $10,001-$50,000
Trustee since 2003   consultant; a director (since 1996) of
Age:  63             Lakes Environmental Association, and
                     Medintec (since 1992) and Cathco (since
                     1995) (medical device companies); a
                     member of the investment committee of
                     the Associated Jewish Charities of
                     Baltimore (since 1994); formerly a
                     director of Fortis/Hartford mutual funds
                     (1994 - December 2001). Oversees 10
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Peter I. Wold,       President of Wold Properties, Inc. (an    None      Over
Trustee since 2003   oil and gas exploration and production              $100,000
Age:  56             company); Vice President, Secretary and
                     Treasurer of Wold Trona Company, Inc.
                     (soda ash processing and production);
                     Vice President of Wold Talc Company,
                     Inc. (talc mining); Managing Member,
                     Hole-in-the-Wall Ranch (cattle
                     ranching); formerly Director and
                     Chairman of the Board, Denver Branch of
                     the Federal Reserve Bank of Kansas City
                     (1993 - 1999) and Director of
                     PacifiCorp. (1995 - 1999), an electric
                     utility. Oversees 10 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                    Range of  Any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares    Oppenheimer
with Fund,           Trustee;                                  BeneficialFunds
Length of Service,   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Trustee             the Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Eustis Walcott,      Principal with Ardsley Associates (since  None      $10,001-$50,000
Trustee since 2003   2000) (consulting firm); Director (since
Age:  66             October 2000) of Cornerstone Real Estate
                     Advisors (real estate equity investment
                     management services) and MML Investors
                     Services (individual retirement,
                     insurance, investment, and life event
                     planning products and services company)
                     (both affiliates of the Manager; Trustee
                     of OFI Trust Company (since 2001) (also
                     an affiliate of the Manager). Formerly
                     Trustee of the American International
                     College (1995 - December 2003); Senior
                     Vice President, MassMutual Financial
                     Group (May 1990 - July 2000). Oversees
                     10 portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                    Range of  any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares    Oppenheimer
with Fund,           Trustee;                                  BeneficialFunds
Length of Service;   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Trustee             the Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,      Chairman, Chief Executive Officer and     None      Over
President, Trustee   director (since June 2001) and President            $100,000
and Chairman of the  (since September 2000) of the Manager;
Board of Trustees;   President and a director or trustee of
Trustee since 2003   other Oppenheimer funds; President and a
Age: 54              director (since July 2001) of
                     Oppenheimer Acquisition Corp. (the
                     Manager's parent holding company) and of
                     Oppenheimer Partnership Holdings, Inc.
                     (a holding company subsidiary of the
                     Manager); a director (since November
                     2001) of OppenheimerFunds Distributor,
                     Inc. (a subsidiary of the Manager);
                     Chairman and a director (since July
                     2001) of Shareholder Services, Inc. and
                     of Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager); President and a director
                     (since July 2001) of OppenheimerFunds
                     Legacy Program (a charitable trust
                     program established by the Manager); a
                     director of the following investment
                     advisory subsidiaries of the Manager:
                     OFI Institutional Asset Management,
                     Inc., Centennial Asset Management
                     Corporation, Trinity Investment
                     Management Corporation and Tremont
                     Capital Management, Inc. (since November
                     2001), HarbourView Asset Management
                     Corporation and OFI Private Investments,
                     Inc. (since July 2001); President (since
                     November 1, 2001) and a director (since
                     July 2001) of Oppenheimer Real Asset
                     Management, Inc.; Executive Vice
                     President (since February 1997) of
                     Massachusetts Mutual Life Insurance
                     Company (the Manager's parent company);
                     a director (since June 1995) of DLB
                     Acquisition Corporation (a holding
                     company that owns the shares of David L.
                     Babson & Company, Inc.); a member of the
                     Investment Company Institute's Board of
                     Governors (elected to serve from October
                     3, 2003 through September 30, 2006).
                     Formerly, Chief Operating Officer
                     (September 2000-June 2001) of the
                     Manager; President and trustee (November
                     1999-November 2001) of MML Series
                     Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a
                     wholly-owned subsidiary of Emerald Isle
                     Bancorp). Oversees 73 portfolios as
                     Trustee/Director and 10 portfolios as
                     Officer in the OppenheimerFunds complex.
--------------------------------------------------------------------------------

      The address of the  Officers in the chart below is as follows:  for Messrs.
Freud,  Zack and Pisapia and Ms. Lee,  Two World  Financial  Center,  225 Liberty
Street,  11th Floor,  New York, NY  10281-1008,  for Messrs.  Petersen and Wixted
and Ms.  Ives,  6803 S. Tucson  Way,  Centennial,  CO  80112-3924.  Each  Officer
serves  for an annual  term or until  his or her  earlier  resignation,  death or removal.

--------------------------------------------------------------------------
                          Officers of the Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Name;                        Principal occupation(s) during past 5 years
Position;
Commencement of Service;
Age
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Dominic Freud, Vice          Vice President of the Manager (since April
President and Portfolio      2003). An officer of 1 portfolio in the
Manager since 2003           OppenheimerFunds complex. Formerly, a
Age:  44                     Partner and European Equity Portfolio
                             manager at SLS Management (January 2002 -
                             February 2003) prior to which he was head
                             of the European equities desk and managing
                             director at SG Cowen (May 1994 - January
                             2002).
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Brian W. Wixted,             Senior Vice  President and Treasurer  (since
Treasurer since 2003         March  1999) of the  Manager;  Treasurer  of
Age:  44                     HarbourView  Asset  Management  Corporation,
                             Shareholder   Financial   Services,    Inc.,
                             Shareholder  Services,   Inc.,   Oppenheimer
                             Real  Asset  Management   Corporation,   and
                             Oppenheimer   Partnership   Holdings,   Inc.
                             (since   March   1999),   of   OFI   Private
                             Investments,  Inc.  (since March  2000),  of
                             OppenheimerFunds   International   Ltd.  and
                             OppenheimerFunds  plc (since  May 2000),  of
                             OFI  Institutional  Asset  Management,  Inc.
                             (since     November     2000),     and    of
                             OppenheimerFunds  Legacy Program (a Colorado
                             non-profit  corporation)  (since June 2003);
                             Treasurer   and  Chief   Financial   Officer
                             (since  May  2000) of OFI Trust  Company  (a
                             trust  company  subsidiary  of the Manager);
                             Assistant  Treasurer  (since  March 1999) of
                             Oppenheimer   Acquisition   Corp.   Formerly
                             Assistant   Treasurer  of  Centennial  Asset
                             Management  Corporation (March  1999-October
                             2003) and  OppenheimerFunds  Legacy  Program
                             (April 2000-June 2003);  Principal and Chief
                             Operating  Officer (March  1995-March  1999)
                             at   Bankers   Trust   Company-Mutual   Fund
                             Services   Division.   An   officer   of  83
                             portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Brian Petersen,              Assistant Vice President of the Manager
Assistant Treasurer since    since August 2002; formerly
2004                         Manager/Financial Product Accounting
Age: 33                      (November 1998-July 2002) of the Manager.
                             An officer of 83 portfolios in the
                             OppenheimerFunds complex.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Robert G. Zack,              Executive  Vice  President   (since  January
Secretary since 2003         2004) and General  Counsel  (since  February
Age:  55                     2002) of the Manager;  General Counsel and a
                             director   (since   November  2001)  of  the
                             Distributor;    General    Counsel    (since
                             November    2001)   of   Centennial    Asset
                             Management    Corporation;    Senior    Vice
                             President   and   General   Counsel   (since
                             November   2001)   of   HarbourView    Asset
                             Management   Corporation;    Secretary   and
                             General  Counsel  (since  November  2001) of
                             Oppenheimer   Acquisition  Corp.;  Assistant
                             Secretary  and  a  director  (since  October
                             1997)  of   OppenheimerFunds   International
                             Ltd.   and   OppenheimerFunds    plc;   Vice
                             President  and a  director  (since  November
                             2001) of Oppenheimer  Partnership  Holdings,
                             Inc.; a director  (since  November  2001) of
                             Oppenheimer  Real  Asset  Management,  Inc.;
                             Senior Vice  President,  General Counsel and
                             a   director   (since   November   2001)  of
                             Shareholder   Financial   Services,    Inc.,
                             Shareholder  Services,   Inc.,  OFI  Private
                             Investments,  Inc.  and OFI  Trust  Company;
                             Vice  President  (since  November  2001)  of
                             OppenheimerFunds   Legacy  Program;   Senior
                             Vice  President and General  Counsel  (since
                             November  2001) of OFI  Institutional  Asset
                             Management,  Inc.;  a director  (since  June
                             2003) of  OppenheimerFunds  (Asia)  Limited.
                             Formerly    Senior   Vice   President   (May
                             1985-December  2003), Acting General Counsel
                             (November  2001-February 2002) and Associate
                             General Counsel (May  1981-October  2001) of
                             the   Manager;    Assistant   Secretary   of
                             Shareholder     Services,      Inc.     (May
                             1985-November 2001),  Shareholder  Financial
                             Services,   Inc.   (November   1989-November
                             2001);  and  OppenheimerFunds  International
                             Ltd.   (October   1997-November   2001).  An
                             officer    of   83    portfolios    in   the
                             OppenheimerFunds complex.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Kathleen T. Ives,            Vice President  (since June 1998) and Senior
Assistant Secretary since    Counsel  and  Assistant   Secretary   (since
2003                         October   2003)   of   the   Manager;   Vice
Age:  38                     President   (since   1999)   and   Assistant
                             Secretary   (since   October  2003)  of  the
                             Distributor;   Assistant   Secretary  (since
                             October    2003)   of    Centennial    Asset
                             Management  Corporation;  Vice President and
                             Assistant    Secretary   (since   1999)   of
                             Shareholder   Services,    Inc.;   Assistant
                             Secretary    (since    December   2001)   of
                             OppenheimerFunds   Legacy   Program  and  of
                             Shareholder   Financial   Services,    Inc..
                             Formerly  an   Assistant   Counsel   (August
                             1994-October   2003)  and   Assistant   Vice
                             President of the Manager  (August  1997-June
                             1998).  An officer of 83  portfolios  in the
                             OppenheimerFunds complex.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Dina C. Lee                  Assistant   Vice   President  and  Assistant
Assistant   Secretary  since Counsel  of  the  Manager  (since   December
2003                         2000);  formerly an attorney  and  Assistant
Age: 34                      Secretary of Van Eck Global (until  December
                             2000).  An officer of 48  portfolios  in the
                             OppenheimerFunds complex.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Peter E. Pisapia,            Assistant Vice President and Assistant
Assistant Secretary since    Counsel of the Manager since December 2002.
2004                         Formerly, Associate Counsel at AIG
Age:  31                     SunAmerica Asset Management Corp. (October
                             1997-December 2002). An officer of 48
                             portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------

      |X|  Remuneration  of  Trustees.  The  officers of the Fund and one Trustee
(Mr.  Murphy) are  affiliated  with the Manager and receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with  respect  to the  Fund's  partial  fiscal  period  ended
April 30, 2004,  which  compensation has been modified to reflect the amount that would have been received for a full calendar year. The  compensation  from all of the Board IV Oppenheimer  funds  represents  compensation  received as a trustee, manager or member of a  committee  of the Board  during the  calendar  year ended
December  31,  2003.  The Trustees do not receive any  retirement  benefits  from the Board IV Oppenheimer funds.

------------------------------------------------------------------------------------
Trustee Name and Other Fund           Aggregate       Total Compensation from Fund
Position(s) (as applicable)       Compensation from     and Fund Complex Paid to
                                     Fund for the               Trustees
                                  Fiscal Year Ending           (9 funds)*
                                       4/30/041
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ronald J. Abdow                         $1,834                  $69,0002
Audit Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Eustis Walcott                          $1,617                   $19,000
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee Chairman                $1,834                   $21,000
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Peter I. Wold                           $1,834                   $21,000
Audit Committee Member
------------------------------------------------------------------------------------
1.    Aggregate   Compensation   from  the  Fund   includes   fees  and  deferred
   compensation,  if any,  for a Trustee  for the fiscal  period  ended April 30,
   2004,  assuming  that year had been a full  fiscal  year.  The Fund  commenced operations on August 1, 2003.
2.    Includes  $48,000  compensation  paid to Mr. Abdow for serving as a trustee for two open-end  investment  companies  (MassMutual  Institutional  Funds and
   MML Series  Investment Fund) the investment  advisor for which is the indirect parent  company  of  the  Fund's  Manager.  The  Manager  also  serves  as the
   Sub-Advisor  to  the  MassMutual   International  Equity  Fund,  a  series  of
   MassMutual Institutional Funds.

*  For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer
funds,  MassMutual   Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with  SEC  regulations.  The  Manager  does not  consider  MassMutual
Institutional   Funds  and  MML  Series   Investment  Fund  to  be  part  of  the
OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

|X|   Major  Shareholders.  As of June 1,  2004,  the only  persons  who owned of record or were known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares, and their holdings of that class as of that date were:

      OppenheimerFunds  Inc,  c/o  Tim  Abbuhl,  Bldg.  2,  6803 S.  Tucson  Way,
      Centennial,   CO,   80112-3924,   who  owned  500,000.000  Class  A  shares
      (representing  approximately  94.09%  of the  Fund's  Class A  shares  then outstanding).

      RPSS TR ROLLOVER  IRA, FBO Caren L.  Pendleton,  513 E 50th St.,  Loveland,
      CO,   80538-1810,   who  owned   184.560   Class  B  shares   (representing
      approximately 6.44% of the Fund's Class B shares then outstanding).

      RPSS TR SEP IRA, FBO Bobby Yoon,  33 Vista  Encantada,  Rancho  Mirage,  CA
      92270,  who  owned  204.918  Class  B  shares  (representing  approximately
      7.16% of the Fund's Class B shares then outstanding).

      RPSS CUST 403-B  PLAN,  Highline  School  District  401,  FBO Rudy D. Baca,
      22315 30th Ave. S., Des Moines,  WA  98198-5114  who owned  248.166 Class B shares  (representing  approximately  8.67%  of the  Fund's  Class B shares then outstanding).

      RPSS TR SIMPLE IRA, Jepson  Vineyards,  FBO Martin  Estrada,  2101 S. State
      St.  SPC 70,  Ukiah,  CA  95482-6775,  who  owned  339.691  Class B  shares
      (representing  approximately  11.87%  of the  Fund's  Class B  shares  then outstanding).

      RPSS TR SIMPLE IRA, Jepson  Vineyards,  FBO Fernando  Chavez,  8451 UBA Dr.
      #35,   Redwood  Valley,   CA  95470,  who  owned  401.483  Class  B  shares
      (representing  approximately  14.03%  of the  Fund's  Class B  shares  then outstanding).

      RPSS TR ROTH IRA, FBO Caren L.  Pendleton,  513 E 50th St.,  Loveland,  CO,
      80538-1810,  who owned 427.335 Class B shares  (representing  approximately
      14.93% of the Fund's Class B shares then outstanding).

      RPSS TR ROLLOVER IRA, FBO Garrett W. Degroff,  105 Evelyn Ave.,  Amsterdam,
      NY   12010-1325,   who   owned   948.622   Class  B  shares   (representing
      approximately 33.15% of the Fund's Class B shares then outstanding).

      Joalys M. Rice,  TOD Rebecca S. Madden,  Subject to STA TOD RULES,  2307 E.
      Marshall Ave.,  Spokane,  WA  99207-5438,  who owned 538.876 Class C Shares
      (representing  approximately  15.90%  of the  Fund's  Class C  shares  then outstanding).

      Wells Fargo  Investments  LLC, A/C 5823-8560,  608 Second Ave.  South,  8th
      Fl.,   Minneapolis,   MN  55402,   who  owned   2,530.120  Class  C  Shares
      (representing  approximately  74.69%  of the  Fund's  Class C  shares  then outstanding).

The Manager.  The Manager is  wholly-owned  by Oppenheimer  Acquisition  Corp., a holding company  controlled by  Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

|X|   Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect  and  prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would  compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons  include persons with knowledge of the investments  and investment  intentions of the Fund and  other  funds  advised  by the  Manager.  The  Code  of  Ethics  does  permit personnel  subject  to the Code to invest  in  securities,  including  securities that may be  purchased or held by the Fund,  subject to a number of  restrictions and  controls.  Compliance  with the Code of Ethics is  carefully  monitored  and enforced by the Manager.

      The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement filed with the SEC and can be reviewed and copied at the SEC's  Public  Reference
Room  in  Washington,  D.C.  You  can  obtain  information  about  the  hours  of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.
The  Code of  Ethics  can  also be  viewed  as  part of the  Fund's  registration statement  on  the  SEC's  EDGAR  database  at  the  SEC's  Internet  website  at
www.sec.gov.  Copies  may  be  obtained,  after  paying  a  duplicating  fee,  by
-----------
electronic  request at the following E-mail address:  publicinfo@sec.gov.,  or by
                                                      -------------------
writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
Policies  and  Procedures   under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")   held  by  the  Fund.  The  Fund's  primary
consideration  in voting  portfolio  proxies is the  financial  interests  of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in  accordance  with the  Fund's  Portfolio
Proxy Voting  Guidelines and to maintain  records of such portfolio proxy voting.
The Proxy Voting Guidelines  include  provisions to address conflicts of interest that may  arise  between  the Fund and the  Manager  where  one of the  Manager's directly-controlled  affiliates  manages or  administers  the assets of a pension plan of a company  soliciting  the  proxy.  The  Fund's  Portfolio  Proxy  Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
            elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and  opposes  management  proposals  to add a  super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund  generally  considers  executive  compensation  questions  such as stock option plans and bonus plans to be ordinary  business  activity.  The
            Fund analyzes  stock option  plans,  paying  particular  attention to their dilutive effect.  While the Fund generally supports  management  proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than  August 31st of each year.  The first such filing is due no later than August 31,  2004,  for the twelve months ended June 30, 2004.  Once filed,  the Fund's Form N-PX filing will be available  (i) without  charge,  upon request,  by calling the Fund  toll-free at  1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.
                                                    -----------

|X|   The  Investment  Advisory   Agreement.   The  Manager  provides  investment
advisory  and  management  services  to the  Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager  selects  securities for
the  Fund's  portfolio  and  handles  its  day-to-day  business.   The  portfolio
manager  of the  Fund  is  employed  by the  Manager  and  is the  person  who is principally  responsible for the day-to-day  management of the Fund's  portfolio.
Other  members  of  the  Manager's  Global  Equity  Portfolio  Team  provide  the portfolio managers with counsel and support in managing the Fund's portfolio.

      The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space,  facilities  and  equipment.  It also requires the
Manager to  provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration  for the Fund.
Those  responsibilities  include the  compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports,  and composition  of  proxy  materials  and  registration  statements  for  continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by
the  Fund.   The  major   categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to certain Trustees,  legal and audit expenses,  custodian and
transfer  agent   expenses,   share   issuance   costs,   certain   printing  and
registration costs and non-recurring  expenses,  including  litigation costs. The management  fees  paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are  applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets  represented  by that class.  The  management fees paid by the Fund to the Manager during its last fiscal year was:

--------------------------------------------------------------------------------
  Fiscal Year ended 4/30:     Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           20041                                 $38,523
--------------------------------------------------------------------------------
      1The fiscal year ended  4/30/04  represents a partial  fiscal year,  as the
Fund's inception date is 8/1/03.

      The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its obligations  and duties under the investment  advisory agreement,  the  Manager  is not liable  for any loss the Fund  sustains  for any investment,  adoption  of  any  investment  policy,  or  the  purchase,  sale  or retention of any security.

      The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to  use  the  name  "Oppenheimer"  in connection  with other  investment  companies  for which it may act as investment
advisor  or  general  distributor.   If  the  Manager  shall  no  longer  act  as
investment  advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment  Advisory  Agreement.  Each year, the Board of  Trustees,  including a majority  of the  Independent  Trustees,  is required  to  approve  the  renewal of the  investment  advisory  agreement.  The
Investment  Company Act  requires  that the Board  request and  evaluate  and the
Manager provide such  information as may be reasonably  necessary to evaluate the terms of the  investment  advisory  agreement.  The Board employs an  independent consultant  to  prepare a report  that  provides  such  information  as the Board requests for this purpose.

      The Board will also receive  information about the 12b-1  distribution fees the Fund  pays.  These  distribution  fees will be  reviewed  and  approved  at a different time of the year.

      For the initial approval of the Fund's investment advisory  agreement,  the
Board  reviewed the foregoing  information in arriving at its decision to approve the investment advisory agreement. Among other factors, the Board considered:
o     The nature,  cost,  and quality of the  services to be provided to the Fund and its shareholders;
o     The anticipated profitability of the Fund to the Manager;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other  benefits  or  services  received by the
         Fund from its relationship with the Manager; and
o     The  direct  and  indirect  benefits  the  Manager  will  receive  from its relationship  with the Fund.  These  include  services  provided  by the
         Distributor  and the  Transfer  Agent,  and  brokerage  and soft  dollar
         arrangements   permissible   under  Section  28(e)  of  the   Securities
         Exchange Act.

      In the future,  the Board will  consider  that the Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide  services to the Fund.  The  Board  will  also  consider  that  maintaining  the  financial viability  of the  Manager  is  important  so that  the  Manager  will be able to continue  to  provide  quality  services  to the  Fund  and its  shareholders  in adverse  times.  The Board will  consider  the  investment  performance  of other mutual  funds  advised  by the  Manager.  The  Board  is  aware  that  there  are alternatives to the use of the Manager.

      These  matters  will  also  be  considered  by  the  Independent  Trustees, meeting  separately from the full Board with experienced  counsel to the Fund who will assist the Board in its  deliberations.  The Fund's  counsel is  independent of the  Manager  within  the  meaning  and  intent  of the  SEC  rules  regarding independence of counsel.

       In arriving at a decision to approve the  investment  advisory  agreement, the Board  will not  single  out any one factor or group of factors as being more important than other factors,  but will consider all factors together.  The Board will  judge  the terms  and  conditions  of the  investment  advisory  agreement, including  the  investment  advisory  fee,  in  light  of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory  agreement is to arrange the portfolio transactions for the Fund. The advisory  agreement contains  provisions  relating
to  the   employment   of   broker-dealers   to  effect  the   Fund's   portfolio
transactions.  The Manager is  authorized  by the  advisory  agreement  to employ broker-dealers,  including  "affiliated"  brokers, as that term is defined in the
Investment  Company Act. The Manager may employ  broker-dealers  that the Manager thinks,  in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the "best  execution" of the Fund's  portfolio  transactions.  "Best  execution" means prompt and reliable execution  at the most  favorable  price  obtainable.  The Manager  need not seek competitive  commission  bidding.  However,  it is  expected  to be  aware of the current  rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

      Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research  services for the
Fund  and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes  a good  faith determination  that the  commission  is fair and  reasonable  in  relation to the services  provided.  Subject to those  considerations,  as a factor in  selecting brokers for the Fund's  portfolio  transactions,  the  Manager may also  consider sales  of  shares  of the Fund and  other  investment  companies  for  which  the
Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed by the Manager.  The Manager  allocates  brokerage for the Fund subject to the provisions of the investment  advisory  agreement and the procedures and rules  described  above.  Generally,  the Manager's  portfolio
traders  allocate  brokerage  based  upon   recommendations  from  the  Manager's
portfolio managers.  In certain instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an exchange is the
primary  market  are  generally  done  with  principals  or  market  makers.   In
transactions  on  foreign  exchanges,  the  Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of  negotiated commissions  available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or  for  certain  fixed-income  agency transactions in the secondary market.  Otherwise,  brokerage commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same  broker for the purchase or sale of the option and any  transaction  in the securities to which the option relates.

      Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund.  Those  other funds may  purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the  supply  and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund  ordinarily  uses the same  broker for the  purchase  or sale of the option and any  transaction  in the  securities  to
which  the  option  relates.   When  possible,   the  Manager  tries  to  combine
concurrent  orders to purchase or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions  under those combined  orders are averaged as to price and  allocated in  accordance  with the purchase or sale orders actually placed for each account.

      The  investment   advisory   agreement  permits  the  Manager  to  allocate
brokerage for research  services.  The research services provided by a particular broker  may be  useful  only  to one or  more  of the  advisory  accounts  of the
Manager  and  its   affiliates.   The  investment   research   received  for  the
commissions  of those  other  accounts  may be useful both to the Fund and one or more of the  Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.

      Investment   research   services   include   information  and  analysis  on
particular  companies  and  industries  as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information systems,  computer  hardware  and similar  products and  services.  If a research
service  also  assists  the  Manager  in  a   non-research   capacity   (such  as
bookkeeping  or other  administrative  functions),  then only the  percentage  or
component   that   provides   assistance   to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

      The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income   agency  trades  to  obtain   research  if  the  broker
represents  to the Manager  that:  (i) the trade is not from or for the  broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and  (iii)  the  trade  is  not  a  riskless  principal transaction.  The Board of Trustees  permits the  Manager to use  commissions  on fixed-price  offerings  to obtain  research,  in the same manner as is  permitted for agency transactions.

      The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the  Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities  that are either held in the  Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to  the  Board  about  the  commissions  paid  to  brokers furnishing  such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related  to the value or benefit of such services.

   ---------------------------------------------------------------------
   Fiscal Year Ended 4/30:   Total Brokerage Commissions Paid by the
                                              Fund1
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            20042                            $12,1173
   ---------------------------------------------------------------------
1.    Amounts do not include  spreads or  commissions  on principal  transactions on a net trade basis.
2.    The fiscal year ended  4/30/04  represents a partial  fiscal  year,  as the
   Fund's inception date is   8/1/03.
3.    In the fiscal period ended  4/30/04,  the amount of  transactions  directed to  brokers  for  research  services  was  $0  and  amount  of  the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's  principal  underwriter in the continuous  public offering of the Fund's  classes of shares.  The  Distributor  bears the  expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The  sales   charges  and   concessions   paid  to,  or  retained  by,  the
Distributor  from the sale of shares and the  contingent  deferred  sales charges retained by the  Distributor  on the  redemption of shares during the Fund's most recent fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
4/30:     Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  20042         N/A              N/A
-------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.
2.    The fiscal year ended  4/30/04  represents a partial  fiscal  year,  as the
    Fund's inception date is  8/1/03.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
4/30:     Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  20042         N/A              N/A             N/A              N/A
-----------------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The fiscal year ended  4/30/04  represents a partial  fiscal  year,  as the
   Fund's inception date is   8/1/03.

------------------------------------------------------------------------------
Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
4/30:     Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  20041         N/A              N/A              N/A              N/A
------------------------------------------------------------------------------
1.    The fiscal year ended  4/30/04  represents a partial  fiscal  year,  as the
   Fund's inception date is   8/1/03.

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for  Class B,  Class C and Class N
shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for  all or a  portion  of its  costs  incurred  in
connection  with  the  distribution   and/or  servicing  of  the  shares  of  the
particular  class.  Each  plan  has  been  approved  by a vote  of the  Board  of
Trustees, including a majority of the Independent Trustees1,  cast in  person  at a meeting called for the purpose of voting on that plan.

      Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and in their sole  discretion,  from time to time,  may use their own resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions  for distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease  the amount of payments  they make from their own  resources to plan recipients.

      Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year  but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve  its  continuance.
Approval  must be by a vote cast in person at a meeting  called  for the  purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

      The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments  to a plan. An amendment to increase  materially  the amount of  payments  to be made under a plan must be  approved  by  shareholders  of the
class   affected  by  the   amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert  into Class A shares 72 months  after  purchase,  the Fund must  obtain  the  approval  of both  Class  A and  Class  B  shareholders  for a proposed  material  amendment  to the  Class A the  plan  that  would  materially increase  payments  under the plan.  That  approval  must be by a "majority"  (as defined  in the  Investment  Company  Act) of the  shares of each  class,  voting separately by class.

      While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at  least quarterly  for its review.  The reports  shall  detail the amount of all payments made  under a plan and the  purpose  for  which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect,  the selection and  nomination of those  Trustees  of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection and  nomination  process as long as the final  decision as to  selection or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset  value of all Fund shares of that class  held by the  recipient  for  itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority of the
Independent  Trustees.  The  Board  of  Trustees  has set no  minimum  amount  of assets to qualify for payments under the plans.

|X|   Class  A  Service  Plan  Fees.   Under  the  Class  A  service  plan,   the
Distributor  currently  uses the fees it receives  from the Fund to pay  brokers, dealers and other financial  institutions  (they are referred to as "recipients")
for personal  services and account  maintenance  services  they provide for their
customers  who  hold  Class  A  shares.  The  services  include,   among  others,
answering  customer  inquiries  about the Fund,  assisting  in  establishing  and maintaining  accounts in the Fund,  making the Fund's  investment plans available and providing other services at the request of the Fund or the  Distributor.  The
Class A service plan permits  reimbursements  to the  Distributor at a rate of up to 0.25% of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  While the plan  permits the Board to  authorize  payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so, except in the case of the special  arrangement  described below, regarding  grandfathered  retirement accounts.  The Distributor makes payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25% of the average annual  net  assets  consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

      With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased  such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to  recipients in advance for the first year after the shares are  purchased.  During the first year the shares are sold, the  Distributor  retains the service  fee to  reimburse  itself for the costs of distributing  the  shares.  After the first  year  shares  are  outstanding,  the
Distributor  makes service fee payments to recipients  quarterly on those shares.
The  advance  payment  is based on the net  asset  value of shares  sold.  Shares purchased  by exchange do not qualify  for the advance  service fee  payment.  If
Class A shares  purchased  by  grandfathered  retirement  accounts  are  redeemed during the first year after their  purchase,  the  recipient  of the service fees on those  shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended April 30, 2004,  payments  under the Class A plan totaled $0. Any  unreimbursed  expenses  the  Distributor  incurs with respect to
Class A shares in any fiscal year cannot be recovered in  subsequent  years.  The
Distributor  may not use payments  received  under the Class A plan to pay any of
its  interest   expenses,   carrying  charges,   or  other  financial  costs,  or
allocation of overhead.

|X|   Class B, Class C and Class N  Distribution  and  Service  Plan Fees.  Under
each plan,  distribution  and service fees are computed on the average of the net asset  value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each  plan  provides  for the
Distributor  to  be  compensated  at  a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts  paid by the Fund under the plan  during  the  period  for which the fee is paid.  The types of  services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan  permits the  Distributor  to retain both the  asset-based  sales charges  and  the  service  fees  or to  pay  recipients  the  service  fee  on a quarterly basis, without payment in advance.  However, the Distributor  currently intends  to pay the  service  fee to  recipients  in  advance  for the first year after  Class B,  Class C and Class N shares are  purchased.  After the first year
Class B, Class C or Class N shares are  outstanding,  after their  purchase,  the
Distributor  makes service fee payments  quarterly on those  shares.  The advance payment  is based on the net asset  value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee  payment.  If Class B, Class
C or Class N shares are  redeemed  during the first  year after  their  purchase, the  recipient  of the service  fees on those  shares will be  obligated to repay the  Distributor  a pro rata  portion of the  advance  payment of the service fee made on those  shares.  In cases  where the  Distributor  is the broker of record for Class B, Class C and Class N shares, i.e.  shareholders  without the services of a broker  directly  invest  in the  Fund,  the  Distributor  will  retain  the asset-based  sales  charge  and  service  fee for  Class B,  Class C and  Class N shares.

      The  asset-based  sales charge and service fees increase  Class B and Class
C expenses by 1.00% and the  asset-based  sales charge and service fees  increase
Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor  retains the asset-based  sales charge on Class B and Class
N  shares.  The  Distributor  retains  the  asset-based  sales  charge on Class C
shares  during  the  first  year  the  shares  are   outstanding.   It  pays  the
asset-based  sales charge as an ongoing  concession  to the  recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the  Distributor  will  pay the  Class  B,  Class C or Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The  asset-based  sales charge on Class B, Class C and Class N shares allow investors  to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers  that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for  its  services  rendered  in distributing  Class B, Class C and Class N shares.  The  payments are made to the
Distributor in recognition that the Distributor:
o     pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of  sales  concessions  and/or  the  advance  of the service fee payment to recipients  under the plans,  or may provide such
         financing   from  its  own   resources  or  from  the  resources  of  an
         affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class N shares,
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those  furnished  to  current  shareholders)  and state  "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately  compensate  dealers that sell Class B, Class
         C and  Class N shares  without  receiving  payment  under  the plans and therefore  may not be able to offer  such  Classes  for sale  absent the plans,
o     receives  payments  under the plans  consistent  with the service  fees and asset-based  sales  charges  paid by other  non-proprietary  funds  that charge 12b-1 fees,
o     may use  the  payments  under  the  plan to  include  the  Fund in  various third-party  distribution  programs  that  may  increase  sales  of Fund shares,
o     may experience  increased  difficulty selling the Fund's shares if payments under the plan are  discontinued  because  most  competitor  funds  have plans that pay dealers for  rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to  continue  providing,  at the same or at a lesser  cost, the same quality  distribution sales efforts and services,  or to obtain such  services  from brokers and dealers,  if the plan  payments were to be discontinued.

      The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred sales  charges  collected  on redeemed  shares and from the Fund under the plans.
If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the
Board of  Trustees  may allow the Fund to continue  payments  of the  asset-based sales  charge to the  Distributor  for  distributing  shares  before the plan was terminated.

--------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 4/30/04
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total Payments   Amount          Distributor's    Distributor's
                                               Aggregate        Unreimbursed
                                               Unreimbursed     Expenses as %
                               Retained by     Expenses Under   of Net Assets
              Under Plan       Distributor     Plan             of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan        N/A              N/A             N/A              N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan        N/A              N/A             N/A              N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan        N/A              N/A             N/A              N/A
--------------------------------------------------------------------------------

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the  National  Association  of
Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate  its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual  total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation  of how total returns  are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of the  Fund's  most  recent  fiscal  year  end.  You can  obtain
current  performance   information  by  calling  the  Fund's  Transfer  Agent  at
1.800.525.7048   or  by  visiting  the   OppenheimerFunds   Internet  website  at
www.oppenheimerfunds.com.

      The Fund's  illustrations  of its performance data in  advertisements  must comply  with rules of the SEC.  Those  rules  describe  the types of  performance data  that  may  be  used  and  how  it is  to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data  must  include  the  average annual total returns for the advertised class of shares of the Fund.

      Use  of  standardized  performance  calculations  enables  an  investor  to compare the Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns  measure the  performance  of a  hypothetical  account in the
         Fund  over  various  periods  and do not  show the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your  dividends are received in cash, or you buy or sell  shares  during the  period,  or you bought your shares at a different time and price than the shares used in the model.
o     The  Fund's  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.
o     An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.
o     The  principal  value of the  Fund's  shares,  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.
o     When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
o     Total returns for any given past period  represent  historical  performance information  and are not, and should not be considered,  a prediction of future returns.

      The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The total returns of each class of shares of the Fund are  affected  by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types  of investments  the Fund holds,  and its  operating  expenses  that are allocated to the particular class.

      |X|   Total  Return  Information.  There  are  different  types  of  "total returns" to measure the Fund's  performance.  Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and  that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in  expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period  that would  produce  the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In  calculating  total  returns  for Class A shares,  the  current  maximum sales charge of 5.75% (as a percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the formula  below)  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable  contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none  thereafter.  For  Class C  shares,  the 1.0%  contingent  deferred sales  charge is  deducted  for  returns  for the  one-year  period.  For Class N shares,  the 1.0%  contingent  deferred  sales charge is deducted for returns for the one-year period.  There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an Ending Redeemable
Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR  - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 4/30/04
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of      Cumulative Total Returns         Average Annual Total Returns
                                               ----------------------------
           (10 Years or life-of-class, if
Shares                  less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                          1-Year
                                                    (or life of class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After Sales     Without Sales      After Sales     Without Sales
              Charge           Charge           Charge            Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A1      22.86%           30.35%           22.86%            30.35%
-------------------------------------------------------------------------------
1. Inception of Class A:      8/1/03

--------------------------------------------------------------
Average Annual Total Returns for Class A Shares (After Sales
                           Charge)
                For the Periods Ended 4/30/04
--------------------------------------------------------------
-------------------------------------------------------------
                                               1-Year
                                         (or life of class)
-------------------------------------------------------------
-------------------------------------------------------------
After Taxes on Distributions                   22.68%1
-------------------------------------------------------------
-------------------------------------------------------------
After Taxes on Distributions and               14.84%1
Redemption of Fund Shares
-------------------------------------------------------------
          1.Inception of Class A:  8/1/03

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an  appropriate  broadly-based  market  index  in its  Annual  Report  to shareholders.  You can obtain that  information  by contacting the Transfer Agent at the  addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of  its performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is  a  widely-recognized  independent  mutual  fund  monitoring  service.  Lipper monitors the performance of regulated investment  companies,  including the Fund,
and  ranks  their   performance  for  various  periods  in  categories  based  on investment  styles.  The Lipper  performance  rankings are based on total returns
that  include  the  reinvestment  of  capital  gain   distributions   and  income
dividends  but do not take  sales  charges or taxes  into  consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category  that it  monitors  and  averages  of the  performance  of the  funds in particular categories.

|X|   Morningstar  Ratings.  From  time to time  the Fund  may  publish  the star rating of the  performance  of its  classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds in their  specialized  market  sector.  The Fund will be rated in the foreign  large value category.

      Morningstar  proprietary  star  ratings  reflect  historical  risk-adjusted total  investment  return.  For each  fund  with at least a  three-year  history,
Morningstar   calculates   a   Morningstar   Rating(TM)based  on  a   Morningstar
Risk-Adjusted  Return  measure that  accounts for  variation in a fund's  monthly performance  (including  the  effects of sales  charges,  loads,  and  redemption fees),  placing more emphasis on downward  variations  and  rewarding  consistent performance.  The top 10% of funds in each  category  receive  5 stars,  the next
22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5%  receive 2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted as a fraction  of one fund  within  this scale and rated  separately,  which may cause slight  variations  in the  distribution  percentages.)  The Overall  Morningstar
Rating for a fund is derived from a weighted  average of the performance  figures associated  with  its  three-,  five-and  ten-year  (if  applicable)  Morningstar
Rating metrics.

      |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such  as  The  New  York  Times,  The  Wall  Street  Journal,
Barron's,  or similar  publications.  That  information  may include  performance
quotations   from  other  sources,   including   Lipper  and   Morningstar.   The
performance  of the Fund's classes of shares may be compared in  publications  to the  performance of various market  indices or other  investments,  and averages, performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

      Investors  may  also  wish to  compare  the  returns  on the  Fund's  share classes  to the  return on  fixed-income  investments  available  from  banks and
thrift   institutions.   Those   include   certificates   of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and  other  forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.
However,  the Fund's  returns  and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may  provide  fixed  rates of return.
Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From  time to  time,  the Fund  may  publish  rankings  or  ratings  of the
Manager or  Transfer  Agent,  and of the  investor  services  provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the
Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and investor  services by third parties may include  comparisons of their services to those  provided by other mutual fund  families  selected by the rating or ranking services.  They may be based upon the  opinions of the rating or ranking  service itself,  using its  research or  judgment,  or based upon  surveys of  investors, brokers, shareholders or others.

      From  time to time the Fund may  include  in its  advertisements  and sales literature  the total return  performance of a  hypothetical  investment  account that  includes  shares  of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an  illustration of an asset  allocation  model or similar presentation.  The account  performance  may combine total return  performance of the Fund and the total return  performance  of other  Oppenheimer  funds included in the account.  Additionally,  from time to time, the Fund's  advertisements and
sales  literature  may  include,   for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general  or  specific  market and economic conditions. That may include, for example,
o     information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o     information   about  the   performance   of  the  economies  of  particular
         countries or regions,
o     the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o     the   availability  of  different  types  of  securities  or  offerings  of securities,
o     information  relating to the gross  national or gross  domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market   sectors  or  indices  to   demonstrate
         performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more  information  about the special sales charge  arrangements  offered by the Fund, and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least  $50 and  shareholders  must  invest  at least  $500  before an Asset
                 ---
Builder Plan  (described  below) can be  established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25  for  additional purchases.  Shares will be purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing  House ("ACH")  transfer to buy the  shares.  Dividends  will  begin  to  accrue  on  shares  purchased  with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock
Exchange ("the  Exchange").  The Exchange  normally  closes at 4:00 P.M., but may close  earlier on certain  days.  If Federal Funds are received on a business day after the close of the  Exchange,  the shares  will be  purchased  and  dividends will  begin to accrue on the next  regular  business  day.  The  proceeds  of ACH transfers  are normally  received by the Fund three days after the  transfers are initiated.  If the  proceeds  of the ACH  transfer  are not  received on a timely basis,  the  Distributor  reserves  the right to cancel the purchase  order.  The
Distributor  and the  Fund  are not  responsible  for any  delays  in  purchasing shares resulting from delays in ACH transmissions.

Reduced Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the  Distributor,  dealers and  brokers  making such sales.  No sales charge is imposed in  certain  other  circumstances  described  in  Appendix B to this  Statement of Additional  Information  because the  Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit  plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased and currently own to the value of current  purchases  to  determine  the sales charge rate that applies.  The  reduced  sales  charge will apply only to current  purchases.  You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Small Cap Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                   Oppenheimer Total Return Bond Fund

Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an  initial  sales  charge  on the  purchase  of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.
Under   certain   circumstances   described  in  this   Statement  of  Additional
Information,  redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"),  if you purchase Class A shares  or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the Class A shares  purchased during that period.  You can include  purchases made up to 90 days before the date of the Letter.  Letters do not consider  Class
C or Class N shares you purchase or may have purchased.

      A Letter is an investor's  statement in writing to the  Distributor  of the intention  to  purchase  Class A shares or Class A and Class B shares of the Fund
(and other  Oppenheimer  funds) during a 13-month  period (the "Letter  period").
At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter  states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced  sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies  under the Right of Accumulation to current  purchases of Class A shares.  Each purchase of  Class  A  shares  under  the  Letter  will  be  made  at the  offering  price
(including  the sales  charge)  that  applies to a single  lump-sum  purchase  of shares in the amount intended to be purchased under the Letter.

      In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases  of  shares  within  the  Letter period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that  period,  do not equal or exceed  the  intended purchase  amount,  the  investor  agrees  to pay the  additional  amount of sales charge  applicable  to such  purchases.  That  amount is  described  in "Terms of
Escrow,"  below  (those  terms may be  amended  by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject  to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the  terms of the
Prospectus,  this Statement of Additional  Information and the  application  used for a Letter.  If those  terms are  amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bound by the amended  terms and that those amendments will apply automatically to existing Letters.

      If the total  eligible  purchases  made  during  the  Letter  period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales  charge  retained by the  Distributor  will be adjusted  to the rates  applicable  to actual  total purchases.  If total  eligible  purchases  during  the Letter  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when  the  dealer  returns  to  the  Distributor  the  excess  of the  amount  of concessions  allowed or paid to the dealer  over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the
Distributor  will  be used  to  purchase  additional  shares  for the  investor's account  at the  net  asset  value  per  share  in  effect  on the  date  of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype  401(k)
plans under a Letter.  If the intended  purchase  amount  under a Letter  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there  will be no  adjustment  of  concessions paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

      In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination  of the Letter period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the  Distributor  about the Letter when placing any purchase orders for the  investor  during  the  Letter  period.  All of such  purchases  must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in  the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish  an Asset
Builder Plan to  automatically  purchase  additional  shares directly from a bank account for as little as $50. For those  accounts  established  prior to November
1, 2002 and which have  previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset  Builder Plan payments from  bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases  described in the  Prospectus.  Asset Builder Plans are available  only if  your  bank  is an ACH  member.  Asset  Builder  Plans  may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified  retirement accounts.
Asset  Builder Plans also enable  shareholders  of  Oppenheimer  Cash Reserves to use their fund  account to make  monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank  account  to  purchase  shares of the
Fund,  your bank account will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you  selected on your application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in  purchasing  shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder   payments,   you  should  obtain  a
prospectus  of  the  selected  fund(s)  from  your  financial   advisor  (or  the
Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return  it.  You may  change  the  amount of your Asset  Builder payment or you can terminate these  automatic  investments at any time by writing
to  the  Transfer  Agent.  The  Transfer  Agent  requires  a  reasonable   period
(approximately  10 days) after receipt of your  instructions  to implement  them.
The Fund  reserves  the right to amend,  suspend or  discontinue  offering  Asset
Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales  charge  rates,  as described in Appendix C to this  Statement  of  Additional  Information.  Certain
special  sales  charge   arrangements   described  in  that  Appendix   apply  to
retirement  plans whose  records are  maintained  on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith,  Inc.  ("Merrill  Lynch") or an  independent record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan  sponsor  signed the Merrill  Lynch record  keeping  service agreement  the plan  has less  than $3  million  in  assets  (other  than  assets invested in money market  funds)  invested in  applicable  investments,  then the retirement  plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement  plans in that  category  that  currently  invest in Class B shares of the Fund will have their Class B shares  converted  to Class A shares of the Fund when the plan's applicable investments reach $5 million.
      OppenheimerFunds   has  entered  into   arrangements  with  certain  record
keepers  whereby the Transfer Agent  compensates the record keeper for its record keeping  and  account  servicing  functions  that it  performs  on  behalf of the participant  level accounts of a retirement  plan.  While such  compensation  may act to reduce the record  keeping fees charged by the  retirement  plan's  record
keeper,   that   compensation   arrangement   may  be  terminated  at  any  time,
potentially  affecting the record keeping fees charged by the  retirement  plan's record keeper.

Cancellation of Purchase  Orders.  Cancellation of purchase orders for the Fund's shares  (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset  values of the Fund's  shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the  decline  in the net asset  value per share  multiplied  by the number of shares in the  purchase  order.  The investor is  responsible  for that
loss.  If  the  investor   fails  to  compensate  the  Fund  for  the  loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an  interest in the  same  portfolio  of  investments  of  the  Fund.  However,  each  class  has different  shareholder  privileges and features.  The net income  attributable to
Class B,  Class C or Class N shares and the  dividends  payable on Class B, Class
C or Class N shares  will be  reduced by  incremental  expenses  borne  solely by that class.  Those expenses include the asset-based  sales charges to which Class
B, Class C and Class N shares are subject.

      The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is  more  appropriate  for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects  to hold  shares,  and other  relevant  circumstances.  Class A shares  normally  are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no  initial  sales  charge,  the  purpose of the deferred  sales  charge  and  asset-based  sales  charge on Class B,  Class C and
Class N  shares  is the  same as that of the  initial  sales  charge  on  Class A shares - to  compensate  the  Distributor  and  brokers,  dealers  and  financial institutions  that sell  shares of the Fund.  A  salesperson  who is  entitled to receive  compensation  from his or her firm for  selling  Fund shares may receive different  levels of  compensation  for selling  one class of shares  rather than another.

      The  Distributor  will not accept any order in the  amount of  $250,000  or more for Class B shares or $1  million  or more for Class C shares on behalf of a single investor (not including  dealer "street name" or omnibus  accounts).  That is because  generally it will be more  advantageous for that investor to purchase
Class A shares of the Fund.

      Class  A  Shares  Subject  to  a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net  asset  value  whether  or not  subject  to a contingent  deferred  sales  charge  as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the
Prospectus,  on sales of Class A shares  purchased with the  redemption  proceeds of  shares  of  another  mutual  fund  offered  as  an  investment  option  in  a retirement  plan in which  Oppenheimer  funds  are  also  offered  as  investment options  under a  special  arrangement  with  the  Distributor,  if the  purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option  under  that  plan.  Additionally,  that  concession  will  not be paid on purchases  of  Class A shares  by a  retirement  plan  made  with the  redemption proceeds  of Class N shares  of one or more  Oppenheimer  funds  held by the plan for more than 18 months.

      |X|   Class B  Conversion.  Under  current  interpretations  of  applicable federal income tax law by the Internal Revenue  Service,  the conversion of Class
B shares to Class A shares 72 months  after  purchase is not treated as a taxable event  for the  shareholder.  If those  laws or the IRS  interpretation  of those laws should change, the automatic  conversion  feature may be suspended.  In that event,  no  further  conversions  of  Class  B  shares  would  occur  while  that suspension  remained in effect.  Although  Class B shares could then be exchanged for Class A shares on the basis of relative  net asset value of the two  classes, without the imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might  continue  to be subject to the  asset-based  sales  charge for longer than six years.

      |X|   Availability  of Class N Shares.  In addition to the  description  of the types of  retirement  plans which may  purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to   Individual   401(k)   plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to  all  direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix B to this  Statement of
            Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o     to  Retirement  Plans  qualified  under  Sections  401(a)  or 401(k) of the
            Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that  pay  for the purchase  with the  redemption  proceeds  of Class A shares of one or more Oppenheimer funds, and
o     to certain  customers of  broker-dealers  and  financial  advisors that are identified  in a  special  agreement  between  the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will  not be paid to  dealers  of  record  on  sales of Class N shares on:
         purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class A shares of one or more  Oppenheimer  funds  (other
            than  rollovers  from  an   OppenheimerFunds-sponsored   Pinnacle  or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds  of Class C shares  of one or more  Oppenheimer  funds  held by the plan for more  than one year  (other  than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any
            IRA invested in the Oppenheimer funds), and
         on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle or Ascender  401(k) plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N  shares  purchased  with the redemption  proceeds of shares of another  mutual fund  offered as an  investment option  in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options  under a special  arrangement  with the  Distributor,  if the purchase  occurs  more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation of Expenses.  The Fund pays expenses  related to its daily operations,  such as custodian fees,  Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's  assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset  values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

      The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of  expenses.
General  expenses  that  do  not  pertain  specifically  to  any  one  class  are allocated pro rata to the shares of all classes.  The  allocation is based on the percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each  outstanding  share  within a given class.  Such general expenses  include  management  fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,  Statements of
Additional  Information  and other  materials for current  shareholders,  fees to unaffiliated  Trustees,  custodian expenses,  share issuance costs,  organization
and   start-up   costs,   interest,   taxes  and   brokerage   commissions,   and
non-recurring expenses, such as litigation costs.

      Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding  share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer  and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account  Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account  valued  at  less  than  $500.  This  fee  will  not be  assessed  on the following accounts:
o     Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o     Accounts  with an active Asset Builder Plan,  payroll  deduction  plan or a military allotment plan;
o     OppenheimerFunds-sponsored   group  retirement  accounts  that  are  making
         continuing purchases;
o     Certain  accounts held by  broker-dealers  through the National  Securities
         Clearing Corporation; and
o     Accounts  that  fall  below  the  $500   threshold  due  solely  to  market
         fluctuations  within the 12-month  period  preceding the date the fee is deducted.

      The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business  day of  September.  This annual fee is waived for any  shareholders  who  elect  to  access  their  account  documents  through electronic  document  delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their  primary  source for their  general  servicing needs. To sign up to access account  documents  electronically  via eDocs Direct, please  visit the Service  Center on our website at  www.oppenheimerfunds.com  or
                                                     ------------------------
call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of  business of the Exchange on each day that the Exchange is open.  The  calculation  is done by dividing  the  value of the  Fund's  net  assets  attributable  to a class by the number  of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00  P.M.,  Eastern  time,  but may close  earlier  on some other days
(for example,  in case of weather  emergencies  or on days falling  before a U.S.
holiday).  All  references to time in this  Statement of  Additional  Information mean "Eastern  time." The Exchange's  most recent annual  announcement  (which is subject to change)  states  that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is  closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be  significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on  European  and Asian stock exchange and  over-the-counter  markets normally is completed before the close of the Exchange.

      Changes  in the  values  of  securities  traded  on  foreign  exchanges  or markets  as a result of events  that occur  after the prices of those  securities are  determined,  but before the close of the Exchange,  will not be reflected in the Fund's  calculation  of its net asset  values  that day  unless  the  Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager,  or an internal  valuation  committee  established by
the  Manager,  as  applicable,   may  establish  a  valuation,  under  procedures
established  by  the  Board  and  subject  to  the  approval,   ratification  and
confirmation by the Board at its next ensuing meeting.

      |X|   Securities  Valuation.  The Fund's Board of Trustees has  established procedures  for  the  valuation  of  the  Fund's  securities.  In  general  those procedures are as follows:
o     Equity  securities traded on a U.S.  securities  exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale  information  is  regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information  is not available on a valuation  date,  they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
               prices on the  valuation  date or, if not,  at the  closing  "bid"
               price on the valuation date.
o     Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)   at the last sale price  available  to the pricing  service  approved by the
               Board of Trustees, or
(2)   at the last sale  price  obtained  by the  Manager  from the  report of the principal  exchange  on which the  security  is traded at its last trading session on or immediately before the valuation date, or
(3)   at the  mean  between  the  "bid"  and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis  of  reasonable  inquiry,  from  two  market  makers  in the security.
o     Long-term  debt  securities  having a  remaining  maturity  in excess of 60 days  are  valued  based  on the  mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the  Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers  in the security on the basis of reasonable inquiry.
o     The  following  securities  are  valued at the mean  between  the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers  in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market debt  instruments that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money  market debt  securities  held by a non-money  market fund that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held  by a  money  market  fund  that  have a  remaining maturity of 397 days or less.
o     Securities (including restricted  securities) not having  readily-available market  quotations  are  valued  at  fair  value  determined  under  the  Board's procedures.  If the  Manager  is unable to locate two  market  makers  willing to give  quotes,  a security may be priced at the mean between the "bid" and "asked"
prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign  government  securities,  when last sale  information is not  generally  available,  the Manager may use pricing  services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons to the prices for comparable  instruments  on the basis of quality,  yield and maturity.
Other  special  factors may be  involved  (such as the  tax-exempt  status of the interest  paid by  municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or  pricing service  that  the  Manager  has  determined  to be  reliable  are  used to value foreign  currency,  including forward  contracts,  and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the  last  sale  price  on the principal  exchange  on which  they are traded or on Nasdaq,  as  applicable,  as determined  by a pricing  service  approved  by the Board of  Trustees  or by the
Manager.  If there  were no sales  that  day,  they  shall be  valued at the last sale  price on the  preceding  trading  day if it is  within  the  spread  of the closing "bid" and "asked"  prices on the  principal  exchange or on Nasdaq on the valuation  date.  If not,  the  value  shall  be the  closing  bid  price  on the principal  exchange  or on  Nasdaq on the  valuation  date.  If the put,  call or future  is not  traded on an  exchange  or on  Nasdaq,  it shall be valued by the mean  between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases  that may be at the "bid"  price if no "asked"
price is available.

      When the Fund writes an option,  an amount  equal to the  premium  received is included in the Fund's  Statement of Assets and  Liabilities  as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect  the  current  market  value of the  option.  In determining  the  Fund's  gain on  investments,  if a call or put  written by the
Fund is  exercised,  the proceeds are  increased  by the premium  received.  If a call or put  written  by the Fund  expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters into a closing  purchase  transaction,  it will have a gain or loss,  depending on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the  amount  the  Fund  receives  on its  sale of the  underlying  investment  is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a  shareholder  may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

      The  reinvestment  may be made without  sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable  as described in "How to Exchange  Shares" below.  Reinvestment will be at the net asset value next computed  after the Transfer  Agent  receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This  privilege  does not apply to Class
C,  Class N or Class Y shares.  The Fund may  amend,  suspend  or cease  offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a  capital  loss on the  redemption,  some or all of the loss  may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue  Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge  was paid are  reinvested  in shares of the
Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the  shares of the Fund that were  redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain recognized from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of  the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption  is ordinarily  made in cash.  However,  under certain  circumstances, the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash. In that case,  the Fund may pay the redemption  proceeds  in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser of  $250,000  or 1% of the net  assets of the Fund  during any 90-day period for any one  shareholder.  If shares are redeemed in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in  selling  the securities for cash. The Fund will value  securities  used to pay  redemptions in kind  using  the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values  Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those  shares is less than $200 or such  lesser  amount as the
Board may fix. The Board will not cause the  involuntary  redemption of shares in an account if the  aggregate  net asset value of such shares has fallen below the stated  minimum  solely  as  a  result  of  market  fluctuations.  If  the  Board exercises  this  right,  it may also fix the  requirements  for any  notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may alternatively  set  requirements  for the shareholder to increase the investment, or set other terms and  conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers  the  payment of sales  charges.  Therefore,  shares are not subject to the  payment of a  contingent  deferred  sales  charge of any class at the time of  transfer  to the  name of  another  person  or  entity.  It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does  not  involve,  directly  or  indirectly,  a  public  sale of the
shares.   When  shares  subject  to  a  contingent   deferred  sales  charge  are
transferred,  the  transferred  shares  will  remain  subject  to the  contingent deferred  sales charge.  It will be calculated as if the  transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred  sales charge if redeemed  at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the  imposition of the Class B, Class C and Class N  contingent  deferred  sales  charge will be followed in  determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with  shares of the
Fund  held in the  name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

      Distributions  from  pension  and  profit  sharing  plans  are  subject  to special  requirements  under the  Internal  Revenue  Code and  certain  documents
(available  from the  Transfer  Agent) must be  completed  and  submitted  to the
Transfer  Agent  before  the  distribution  may  be  made.   Distributions   from
retirement  plans are  subject to  withholding  requirements  under the  Internal
Revenue  Code,  and IRS Form W-4P  (available  from the  Transfer  Agent) must be
submitted  to  the  Transfer  Agent  with  the  distribution   request,   or  the
distribution  may be delayed.  Unless the  shareholder  has provided the Transfer
Agent with a certified  tax  identification  number,  the  Internal  Revenue Code requires  that tax be  withheld  from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund,  the Manager,  the  Distributor,  and the Transfer Agent assume no  responsibility  to determine whether a distribution satisfies the conditions of applicable  tax laws and will not be responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and  Brokers.  The
Distributor  is the  Fund's  agent  to  repurchase  its  shares  from  authorized dealers or  brokers on behalf of their  customers.  Shareholders  should  contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share  will be the net  asset  value  next  computed  after  the  Distributor receives an order  placed by the dealer or broker.  However,  if the  Distributor receives  a  repurchase  order  from a dealer  or  broker  after the close of the
Exchange  on a regular  business  day,  it will be  processed  at that  day's net asset  value  if the  order  was  received  by the  dealer  or  broker  from  its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts   redeemed  by  a   broker-dealer   under  this
procedure,  payment  will be made  within  three  business  days after the shares have been  redeemed  upon the  Distributor's  receipt of the required  redemption documents  in proper  form.  The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued  at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of  at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by  check  payable  to all shareholders  of record.  Payments must also be sent to the address of record for the  account  and the  address  must not have been  changed  within  the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy  Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to  the  bank  account  designated  on  the  account application or by  signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an  Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the  account application.  If a contingent  deferred sales charge  applies to the  redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without prior notice.  Because of the sales charge  assessed on Class
A share  purchases,  shareholders  should  not make  regular  additional  Class A share purchases while  participating  in an Automatic  Withdrawal  Plan. Class B,
Class C and  Class N  shareholders  should  not  establish  automatic  withdrawal plans,  because of the potential  imposition  of the  contingent  deferred  sales charge  on such  withdrawals  (except  where  the  Class  B,  Class C or  Class N contingent  deferred  sales  charge is waived as  described in Appendix C to this
Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated  below.
These  provisions  may be  amended  from  time  to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically  apply to existing
Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer
Agent to  exchange a  pre-determined  amount of shares of the Fund for shares (of
the  same  class)  of  other  Oppenheimer  funds   automatically  on  a  monthly,
quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan.  The minimum  amount  that  may be  exchanged  to  each  other  fund  account  is $50.
Instructions   should  be  provided  on  the   OppenheimerFunds   Application  or
signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges  as set forth in "How to  Exchange
Shares"  in  the   Prospectus   and  below  in  this   Statement  of   Additional
Information.

      Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a  sales  charge  will be redeemed  first.  Shares  acquired  with  reinvested  dividends and capital gains distributions  will be redeemed  next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn,  the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer  Agent will  administer the  investor's  Automatic  Withdrawal
Plan as agent for the  shareholder(s)  (the  "Planholder")  who executed the plan authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the  Transfer  Agent  shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the plan.  Share  certificates  will not be issued for  shares of the Fund  purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the  account  of the  Planholder  on  the  records  of  the  Fund.  Any  share certificates  held by a Planholder may be surrendered  unendorsed to the Transfer
Agent  with  the  plan  application  so  that  the  shares   represented  by  the
certificate may be held under the plan.

      For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital  gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

      Shares  will be  redeemed  to make  withdrawal  payments  at the net  asset value  per  share  determined  on the  redemption  date.  Checks  or  AccountLink
payments   representing  the  proceeds  of  Plan  withdrawals  will  normally  be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according  to the  choice  specified  in  writing  by  the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed  or  AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder   should   allow  at  least  two  weeks'  time  after   mailing   such
notification  for the requested  change to be put in effect.  The Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all, or any part of, the shares  held under the plan.  That notice must be in proper form in accordance with the requirements of the  then-current  Prospectus of the Fund.
In that case,  the Transfer  Agent will redeem the number of shares  requested at the net asset  value per share in effect  and will mail a check for the  proceeds to the Planholder.

      The  Planholder  may  terminate  a  plan  at any  time  by  writing  to the
Transfer  Agent.  The Fund may also  give  directions  to the  Transfer  Agent to terminate  a plan.  The  Transfer  Agent  will  also  terminate  a plan  upon its receipt  of  evidence  satisfactory  to it that  the  Planholder  has  died or is legally  incapacitated.  Upon  termination of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in  uncertificated  form in
the   name   of   the    Planholder.    The   account   will    continue   as   a
dividend-reinvestment,   uncertificated   account   unless   and   until   proper
instructions  are received from the Planholder,  his or her executor or guardian, or another authorized person.

      To use Class A shares  held under the plan as  collateral  for a debt,  the
Planholder  may  request  issuance  of a portion  of the  shares in  certificated form.  Upon  written  request  from  the  Planholder,  the  Transfer  Agent  will determine  the number of shares  for which a  certificate  may be issued  without causing  the  withdrawal  checks to stop.  However,  should  such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder  will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed  "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which  classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Champion Income Fund         Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Senior Floating Rate Fund
   Oppenheimer Developing Markets Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Total Return Bond Fund
   Oppenheimer International Bond Fund      Limited Term New York Municipal Fund
   Oppenheimer International Growth Fund
   Oppenheimer International Small Company
   Fund

o     Class Y shares of  Oppenheimer  Real  Asset Fund may not be  exchanged  for shares of any other fund.
o     Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of  shares of
      other  Oppenheimer  funds  or  through   OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer   Convertible   Securities  Fund  may  be
      exchanged  only for Class A shares  of other  Oppenheimer  funds.  They may not  be  acquired  by  exchange  of  shares  of  any  class  of  any  other
      Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited  Term New York  Municipal  Fund may be  exchanged only for Class B shares of other  Oppenheimer  funds and no  exchanges  may be made to Class X shares.
o     Shares of Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer Cash Reserves
      or Oppenheimer  Limited-Term  Government Fund. Only participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
      Fund,   and  only  those   participants   may  exchange   shares  of  other
      Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money  market fund  purchased  without a sales  charge may be exchanged for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the  sales  charge.  They  may  also  be  used  to  purchase  shares  of
      Oppenheimer  funds  subject  to an early  withdrawal  charge or  contingent deferred sales charge.
o     Shares  of  Oppenheimer   Money  Market  Fund,  Inc.   purchased  with  the
      redemption  proceeds  of shares of other  mutual  funds  (other  than funds managed by the  Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged for shares of other
      Oppenheimer  funds  without  being  subject to an initial  sales  charge or contingent  deferred  sales  charge.  To qualify  for that  privilege,  the
      investor  or  the  investor's   dealer  must  notify  the   Distributor  of
      eligibility  for  this  privilege  at the time the  shares  of  Oppenheimer
      Money  Market Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the  Distributor may be  exchanged  at net asset value for shares of any of the  Oppenheimer funds.
o     Shares  of  Oppenheimer   Principal  Protected  Main  Street  Fund  may  be
      exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
      However,  shareholders  are not  permitted  to  exchange  shares  of  other
      Oppenheimer  funds  for  shares of  Oppenheimer  Principal  Protected  Main
      Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund II may be
      exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
      However,  shareholders  are not  permitted  to  exchange  shares  of  other
      Oppenheimer  funds  for  shares of  Oppenheimer  Principal  Protected  Main
      Street  Fund  II  until  after  the  expiration  of  the  warranty   period
      (2/4/2011).

      The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although  the Fund may impose these  changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to  materially  amending or  terminating  the  exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges   Affect   Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales charge is imposed on exchanges of shares of any class purchased  subject to a contingent  deferred  sales  charge,  with the  following exceptions:

o     When  Class  A  shares  of  any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of
Class  A  shares  of  any  Oppenheimer  fund  purchased  subject  to  a  Class  A contingent  deferred  sales charge are redeemed  within 18 months  measured  from the  beginning of the  calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester  National  Municipals  and Rochester  Fund
Municipals  acquired  by  exchange  of Class A  shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed within 24 months of the beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred  sales charge is imposed on the redeemed shares.

o     If any Class A shares of another  Oppenheimer  fund that are  exchanged for
Class A shares  of  Oppenheimer  Senior  Floating  Rate Fund are  subject  to the
Class A contingent  deferred  sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge  will  carry  over to the Class A shares of  Oppenheimer  Senior  Floating
Rate Fund  acquired in the  exchange.  The Class A shares of  Oppenheimer  Senior
Floating  Rate Fund  acquired  in that  exchange  will be  subject to the Class A
Early  Withdrawal  Charge of  Oppenheimer  Senior  Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of  Oppenheimer  Cash  Reserves and  Oppenheimer  Money
Market  Fund,  Inc.  acquired by  exchange  of Class A shares of any  Oppenheimer fund  purchased  subject  to a Class  A  contingent  deferred  sales  charge  are redeemed  within  the Class A holding  period of the fund from  which the  shares were  exchanged,  the Class A contingent  deferred  sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With  respect  to Class B shares,  the Class B  contingent  deferred  sales charge is imposed on Class B shares  acquired by  exchange  if they are  redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With  respect  to Class C shares,  the Class C  contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange  if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With  respect to Class N shares,  a 1%  contingent  deferred  sales  charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds  are  terminated  as an investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's  first  purchase  of Class N shares of any  Oppenheimer  fund or with respect to an  individual  retirement  plan or 403(b)  plan,  Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class  B,  Class C or  Class N  shares  are  redeemed  to  effect  an exchange,  the priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which  the  shares  are exchanged.  Before exchanging shares,  shareholders  should take into account how the  exchange  may affect any  contingent  deferred  sales  charge  that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares  of more  than one class  must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject  telephone  or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50  accounts  per day  from  representatives  of  authorized  dealers  that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the  exchange is to be made.  Otherwise,  the  investors  must  obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all  telephone  lines are busy
(which  might  occur,   for  example,   during  periods  of  substantial   market
fluctuations),  shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business days if it  determines  that it would be  disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Fund  reserves  the right, in its discretion,  to refuse any exchange  request that may  disadvantage
it. For  example,  if the receipt of  multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your  shares  from one fund to  another, any  special  account  feature  such  as  an  Asset  Builder  Plan  or  Automatic
Withdrawal  Plan,  will be switched to the new fund  account  unless you tell the
Transfer Agent not to do so. However,  special  redemption and exchange  features such as  Automatic  Exchange  Plans  and  Automatic  Withdrawal  Plans  cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection  with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the  exchange or the number  requested would include  shares  subject to a restriction  cited in the  Prospectus or this
Statement of Additional  Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those  cases,  only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance  as to the payment of any  dividends  or the  realization  of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time  depending on market  conditions,  the  composition of the
Fund's  portfolio,  and  expenses  borne  by the Fund or  borne  separately  by a class.  Dividends  are  calculated in the same manner,  at the same time,  and on the same day for each class of  shares.  However,  dividends  on Class B, Class C and Class N shares are  expected to be lower than  dividends on Class A and Class
Y shares.  That is  because  of the  effect of the  asset-based  sales  charge on
Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a  consequence  of any  difference  in the net asset  values of the  different classes of shares.

      Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal  Service as undeliverable  will be invested in shares of Oppenheimer  Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after  the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return  on otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.
The  federal  tax   treatment  of  the  Fund's   dividends   and  capital   gains
distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the Fund and its shareholders.

      The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information  is based on tax law in  effect  on the  date of the  Prospectus  and this  Statement of  Additional  Information.  Those laws and  regulations  may be changed by  legislative,  judicial,  or  administrative  action,  sometimes  with retroactive  effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from  regulated  investment  companies may differ from the  treatment  under  the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Fund are urged to consult  their tax  advisers  with specific  reference to their own tax  circumstances  as well as the  consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated  investment  company,  the Fund is not  subject  to  federal  income  tax on the  portion  of its net  investment income  (that  is,  taxable  interest,  dividends,  and  other  taxable  ordinary income,  net of  expenses)  and capital  gain net income  (that is, the excess of net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it distributes  to  shareholders.  That  qualification  enables  the  Fund to  "pass through" its income and realized  capital gains to  shareholders  without  having to pay tax on them.  This  avoids  a  "double  tax" on that  income  and  capital gains,  since  shareholders  normally  will be taxed on the dividends and capital gains  they  receive  from the  Fund  (unless  their  Fund  shares  are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year.  If it did not qualify as a  regulated  investment  company,  the Fund would be treated  for tax purposes  as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its  investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term  capital
loss)  for  the  taxable  year.   The  Fund  must  also  satisfy   certain  other
requirements  of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during  the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the  taxable  year,  will be considered  distributions  of  income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify  as a  regulated  investment  company,  the Fund must  derive at least 90% of its gross income from  dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other  disposition of stock or  securities  or foreign  currencies  (to the extent  such  currency  gains are directly  related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order  to  qualify  as a  regulated investment  company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets  must  consist of
cash  and  cash  items  (including  receivables),   U.S.  government  securities,
securities  of other  regulated  investment  companies,  and  securities of other issuers.  As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's  total  assets in  securities  of each such  issuer and the Fund  must not hold more than 10% of the  outstanding  voting  securities of each such  issuer.  No more than 25% of the value of its total  assets  may be invested  in the  securities  of any  one  issuer  (other  than  U.S.  government securities and securities of other  regulated  investment  companies),  or in two or more  issuers  which the Fund  controls  and which are  engaged in the same or similar trades or businesses.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S. government securities.

      Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by  December  31 each year,  the Fund must  distribute  98% of its taxable investment  income  earned  from  January 1 through  December 31 of that year and
98% of its capital  gains  realized  in the period  from  November 1 of the prior year through  October 31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make  sufficient  distributions  to avoid  excise  tax  liability.  However,  the
Board of Trustees and the Manager  might  determine in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on  the undistributed  amounts.  That would reduce the amount of income or capital  gains available for distribution to shareholders.

      Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the   dividends-received   deduction  for  corporate
shareholders.  Long-term  capital  gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify  for the deduction is limited to the  aggregate  amount of qualifying  dividends  that the
Fund  derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days.  A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund  shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option  premiums, interest  income or  short-term  gains from the sale of  securities  or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute  any such amounts.  If net long term capital  gains are  distributed  and  designated  as a capital  gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to  shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long  the shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects  to  retain  its net  capital  gain,  the Fund  will be subject  to tax on it at the 35%  corporate  tax  rate.  If the  Fund  elects  to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its taxable year  information  regarding  their pro rata share of the gain and tax paid. As a result,  each  shareholder will be required to report his or her pro rata share of such gain on their tax return as  long-term  capital gain,  will  receive a  refundable  tax credit for  his/her pro rata share of tax paid by the Fund on the  gain,  and  will  increase  the tax  basis  for  his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment  income  that may be received  by the Fund from  sources  within foreign  countries  may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties  with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions   by  the  Fund  that  do  not  constitute   ordinary  income
dividends  or capital gain  distributions  will be treated as a return of capital to the extent of the  shareholder's  tax basis in their  shares.  Any excess will be  treated  as  gain  from  the  sale  of  those  shares,  as  discussed  below.
Shareholders  will  be  advised  annually  as to  the  U.S.  federal  income  tax consequences  of  distributions  made (or deemed made) during the year.  If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of  capital  at the end of the  fiscal  year as a  result  of the  effect  of the
Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are  paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving  a distribution  in the form of  additional  shares  will be treated as  receiving a distribution  in an  amount  equal  to  the  fair  market  value  of  the  shares received, determined as of the reinvestment date.

      The Fund will be  required  in certain  cases to  withhold  28% of ordinary
income   dividends,   capital  gains   distributions  and  the  proceeds  of  the
redemption  of shares,  paid to any  shareholder  (1) who has failed to provide a correct  taxpayer  identification  number or to properly certify that number when
-------
required,  (2) who is subject  to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has  failed to certify to the Fund that the  shareholder  is not  subject to backup  withholding or is an  "exempt  recipient"  (such as a  corporation).  All  income and any tax withheld  by the  Fund is  remitted  by the  Fund  to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain or loss on the redeemed  shares in an amount  equal to the  difference  between the  proceeds of the redeemed shares and the shareholder's  adjusted tax basis in the shares.  All or a portion  of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption of shares of the
Fund  will be  considered  capital  gain or loss,  if the  shares  were held as a capital  asset.  It will be  long-term  capital  gain or loss if the shares  were held  for more  than  one  year.  However,  any  capital  loss  arising  from the redemption  of shares  held for six months or less will be treated as a long-term capital  loss to the extent of the amount of capital gain  dividends  received on those  shares.  Special  holding  period  rules under the  Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and there are limits on the deductibility of capital losses in any year.

      Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a  foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's income from the  Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively  connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains  a  properly completed and signed  Certificate of Foreign Status.  The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty  with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends  paid by the Fund.
All income and any tax  withheld  by the Fund is remitted by the Fund to the U.S.
Treasury and is identified  in reports  mailed to  shareholders  in March of each year.

      If the ordinary income  dividends from the Fund are  effectively  connected
                                                      ---
with the conduct of a U.S.  trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided  the Fund obtains a properly  completed  and signed  Certificate  of Foreign  Status.  If the foreign person  fails to provide a  certification  of his/her  foreign  status,  the Fund will  be  required  to  withhold  U.S.  tax at a rate of 28% on  ordinary  income dividends,  capital  gains  distributions  and the proceeds of the  redemption of shares,  paid to any foreign  person.  All income and any tax  withheld  (in this situation)  by the  Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those  described  herein.  Foreign shareholders  are urged to consult  their own tax  advisors or the U.S.  Internal
Revenue  Service with respect to the  particular tax  consequences  to them of an investment  in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge  at the net  asset  value per share in effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund  selected for  reinvestment.  Otherwise the shareholder  first  must  obtain a  prospectus  for that fund and an  application from the  Distributor  to establish an account.  Dividends  and/or  distributions from shares of certain  other  Oppenheimer  funds  (other than  Oppenheimer  Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through  dealers,  brokers and other
financial   institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor  also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible   for  maintaining  the  Fund's
shareholder   registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.   It  also  handles  shareholder
servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per  account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about  their accounts to the  Transfer  Agent at the address and  toll-free  numbers  shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the  Fund's  assets.  The custodian's  responsibilities  include  safeguarding  and  controlling the Fund's portfolio  securities  and handling the delivery of such  securities  to and from the Fund.  It is the practice of the Fund to deal with the  custodian in a manner uninfluenced  by any  banking  relationship  the  custodian  may  have  with  the
Manager  and its  affiliates.  The Fund's cash  balances  with the  custodian  in excess  of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Ernst & Young  LLP are the  independent  auditors  of the
Fund.  They audit the Fund's  financial  statements  and  perform  other  related audit  services.  They also act as auditors  for certain  other funds  advised by the Manager and its affiliates.

OPPENHEIMER INTERNATIONAL VALUE FUND

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER INTERNATIONAL VALUE
FUND

We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
Oppenheimer International Value Fund (the sole fund constituting the Oppenheimer
International Value Trust) (the "Fund"), including the statement of investments, as of April 30, 2004,  and the related  statements of operations  and changes in net assets and the  financial  highlights  for the  period  from  August 1, 2003
(commencement of operations) to April 30, 2004.  These financial  statements and financial  highlights  are the  responsibility  of the  Fund's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audit.

     We  conducted  our audit in  accordance  with the  standards  of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes  examining,  on a test basis,  evidence supporting the amounts
and   disclosures  in  the  financial   statements.   Our  procedures   included
confirmation of securities  owned as of April 30, 2004, by  correspondence  with the  custodian  and others.  An audit also  includes  assessing  the  accounting principles  used  and  significant  estimates  made  by  management,  as well as evaluating the overall  financial  statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Oppenheimer  International  Value Fund of the  Oppenheimer  International  Value
Trust at April 30, 2004, the results of its  operations,  the changes in its net assets and the financial  highlights for the period from August 1, 2003 to April
30, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
------------------------
Ernst & Young LLP

New York, New York
June 4, 2004

OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2004
--------------------------------------------------------------------------------

                                                                   MARKET
VALUE
                                                        SHARES       SEE NOTE
1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
--------------------------------------------------------------------------------
AUTOMOBILES--3.8%
PSA Peugeot Citroen                                      2,070      $
110,803
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       4,000
145,902

------------

256,705

--------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc. 1                                 10,000
133,121
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Taito Corp.                                                 50
72,040
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc                                17,050
186,403
--------------------------------------------------------------------------------
CFM Corp. 2                                              6,890
53,557
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                       6,000
88,541
--------------------------------------------------------------------------------
Waterford Wedgwood plc                                 207,161
56,678

------------

385,179

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
LG Home Shopping, Inc.                                   1,709
71,053
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Agfa Gevaert NV                                          2,910
66,139
--------------------------------------------------------------------------------
Sammy Corp.                                              1,600
67,166

------------

133,305

--------------------------------------------------------------------------------
MEDIA--1.3%
Vivendi Universal SA 2                                   3,510
87,225
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co.                                       4,000
91,938
--------------------------------------------------------------------------------
New Dixons Group plc                                    36,290
99,523
--------------------------------------------------------------------------------
Rosebys plc                                             34,238
57,984

------------

249,445

--------------------------------------------------------------------------------
CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
BEVERAGES--3.7%
Heineken NV                                              1,700
71,733
--------------------------------------------------------------------------------
Scottish & Newcastle plc                                17,587
128,104
--------------------------------------------------------------------------------
Southcorp Holdings Ltd.                                 19,508
50,064

------------

249,901

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
J. Sainsbury plc                                        14,590
71,821
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Nestle SA                                                  370
93,599
--------------------------------------------------------------------------------
Nutreco Holding NV                                       2,151
76,402
--------------------------------------------------------------------------------
Unilever NV                                              1,525
100,029

------------

270,030

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc                                    3,000
77,992

                                                                   MARKET
VALUE
                                                        SHARES       SEE NOTE
1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Amore Pacific Corp.                                        590      $
94,281
--------------------------------------------------------------------------------
ENERGY--5.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
TGS Nopec Geophysical Co. ASA 2                          4,300
67,093
--------------------------------------------------------------------------------
OIL & GAS--4.4%
ENI SpA                                                  8,400
170,779
--------------------------------------------------------------------------------
Total SA, B Shares                                         670
123,928

------------

294,707

--------------------------------------------------------------------------------
FINANCIALS--23.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.5%
Abbey National plc                                       8,560
68,689
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                  11,507
188,288
--------------------------------------------------------------------------------
Bank of Ireland                                          7,072
85,708
--------------------------------------------------------------------------------
Credit Agricole SA                                       5,661
139,119
--------------------------------------------------------------------------------
Danske Bank AS                                           3,000
67,415
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                       86,080
108,546
--------------------------------------------------------------------------------
Industrial and Commercial
Bank of China (Asia) Ltd.                               40,000
47,507
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     9,590
71,425

------------

776,697

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Alarko Holding AS                                    1,156,000
28,727
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd. 2                          9,000
66,692
--------------------------------------------------------------------------------
Investor AB, B Shares                                    9,760
98,618
--------------------------------------------------------------------------------
Van der Moolen Holding NV 2                              4,890
39,154

------------

233,191

--------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV                                                 5,801
75,258
--------------------------------------------------------------------------------
Aksigorta AS                                        12,750,000
34,605
--------------------------------------------------------------------------------
AMP Ltd.                                                20,533
85,014
--------------------------------------------------------------------------------
Converium Holding AG                                     1,300
67,928
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        8,200
108,883
--------------------------------------------------------------------------------
HHG plc 2                                               31,653
26,517
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-
Gesellschaft AG                                            857
92,051

------------

490,256

--------------------------------------------------------------------------------
REAL ESTATE--1.1%
JM AB                                                    4,200
73,860
--------------------------------------------------------------------------------
HEALTH CARE--9.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Sysmex Corp.                                             3,900
103,400
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Kuraya Sanseido, Inc.                                    5,100
65,535
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Aventis SA                                               1,230
93,419

                                                                   MARKET
VALUE
                                                        SHARES       SEE NOTE
1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
GlaxoSmithKline plc                                      9,250      $
191,429
--------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                          2,100
84,136
--------------------------------------------------------------------------------
UCB SA                                                   2,020
80,829

------------

449,813

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Royal Group Technologies Ltd. 2                          5,280
58,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Bacou-Dalloz SA                                          1,100
82,750
--------------------------------------------------------------------------------
Jarvis plc                                              32,130
59,210
--------------------------------------------------------------------------------
Quebecor World, Inc.                                     6,500
111,543
--------------------------------------------------------------------------------
Rentokil Initial plc                                    25,510
84,758

------------

338,261

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.0%
Fadesa Inmobiliaria SA 2                                 6,815
105,795
--------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                      2,610
65,704
--------------------------------------------------------------------------------
Okumura Corp.                                           12,000
57,088
--------------------------------------------------------------------------------
Vinci                                                    1,130
109,614

------------

338,201

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Alstom 2                                                30,000
56,093
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Ericsson SpA                                             3,700
143,190
--------------------------------------------------------------------------------
SunCorp Technologies Ltd.                              508,000
63,204
--------------------------------------------------------------------------------
Wavecom SA 2                                             7,360
69,706

------------

276,100

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Nichicon Corp.                                           7,000
81,069
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Amadeus Global Travel
Distribution SA                                         12,300
71,996
--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Metallgesellschaft AG                                    3,035
44,495
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Maruichi Steel Tube Ltd.                                 5,000
74,487
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.8%
Cable & Wireless plc 2                                  39,950
86,838
--------------------------------------------------------------------------------
France Telecom SA 2                                      4,081
97,802
--------------------------------------------------------------------------------
PCCW Ltd. 2                                            141,000
95,501
--------------------------------------------------------------------------------
Telecom Italia SpA 2                                    53,969
125,326
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV                            32,140
55,353

------------

460,820

                                                                   MARKET
VALUE
                                                        SHARES       SEE NOTE
1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
KDDI Corp.                                                  20      $
118,962
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Veolia Environnement                                     3,250
86,037

------------
Total Common Stocks (Cost $5,548,726)
6,711,989

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/Market
Value $554,815,000, with a maturity value of
$554,860,310) with PaineWebber, Inc., 0.98%,
dated 4/30/04, to be repurchased at $65,005
on 5/3/04, collateralized by Federal National
Mortgage Assn., 5.50%-6.50%, 7/1/32-11/1/33,
with a value of $566,733,053 (Cost $65,000)       $     65,000
65,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,613,726)                                        100.4%
6,776,989
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.4)
(24,161)

-----------------------
NET ASSETS                                               100.0%     $
6,752,828

=======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE
OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     MARKET VALUE
PERCENT
-------------------------------------------------------------------------------
Japan                                                     $1,250,077
18.5%
Great Britain                                              1,210,693
17.9
France                                                     1,056,496
15.6
Italy                                                        548,178
8.1
The Netherlands                                              428,280
6.3
Ireland                                                      330,674
4.9
Canada                                                       223,918
3.3
Spain                                                        177,791
2.6
Sweden                                                       172,478
2.5
Korea, Republic of South                                     165,334
2.4
Mexico                                                       163,899
2.4
Switzerland                                                  161,527
2.4
Belgium                                                      146,968
2.2
Germany                                                      136,546
2.0
Australia                                                    135,078
2.0
Hong Kong                                                    110,711
1.6
China                                                         95,501
1.4
Denmark                                                       67,415
1.0
Norway                                                        67,093
1.0
United States                                                 65,000
1.0
Turkey                                                        63,332
0.9

---------------------
Total                                                     $6,776,989
100.0%

=====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,613,726)--see accompanying statement of
investments                     $ 6,776,989
-------------------------------------------------------------------------------------------------------------------
Cash

16,601
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts
                                                      46,541
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold
                                                              72,510
Interest and
dividends
31,125
Other
                                       7,374

------------
Total
assets
            6,951,140

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments
purchased
168,596
Legal, auditing and other professional
fees                                                                 18,890
Shareholder
communications
9,608
Trustees'
compensation
699
Transfer and shareholder servicing agent
fees                                                                    6
Other
513

------------
Total
liabilities
198,312

-------------------------------------------------------------------------------------------------------------------
NET
ASSETS
$ 6,752,828

                                    ============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial
interest                                                             $
520
-------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
5,204,979
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment
loss
(70,436)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                             409,269
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign
currencies
1,208,496

               ------------
NET
ASSETS
$ 6,752,828

============

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,752,828 and
520,347 shares of beneficial interest
outstanding)                                                     $     12.98
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)        $     13.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2004 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $8,788)
$    80,902
--------------------------------------------------------------------------------------
Interest
3,623

------------
Total investment
income                                                        84,525

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management
fees                                                                38,523
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A
     55
--------------------------------------------------------------------------------------
Shareholder communications--Class
A                                            12,641
--------------------------------------------------------------------------------------
Legal, auditing and other professional
fees                                    34,565
--------------------------------------------------------------------------------------
Trustees' compensation
               7,593
--------------------------------------------------------------------------------------
Custodian fees and
expenses                                                     1,504
--------------------------------------------------------------------------------------
Other
2,625

------------
Total expenses
                           97,506
Less reduction to custodian
expenses                                             (163)
Less voluntary reimbursement of expenses--Class A
(19,382)

------------
Net
expenses
77,961

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
                                            6,564

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments
396,522
Foreign currency transactions
(39,076)

------------
Net realized gain
357,446

--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments
939,324
Translation of assets and liabilities denominated in foreign currencies
269,172

------------
Net change in unrealized appreciation
1,208,496

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $
1,572,506

============

1. For the period from August 1, 2003 (commencement of operations) to April
30,
2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,

2004 1
---------------------------------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income
                                                                   $     6,564
---------------------------------------------------------------------------------------------------------------------------
Net realized gain
                                                               357,446
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
                                                     1,208,496

-------------
Net increase in net assets resulting from operations
                                             1,572,506

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain--Class
A                                                                     (25,177)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest
transactions--Class A                             5,105,499

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total
increase
6,652,828
---------------------------------------------------------------------------------------------------------------------------
Beginning of
period
100,000 2

-------------
End of period (including accumulated net investment loss of $70,436 for the
period ended April 30, 2004)      $ 6,752,828

=============

1. For the period from August 1, 2003 (commencement of operations) to April
30,
2004.

2. Reflects the value of the Manager's initial seed money investment on July
16,
2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer
International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund currently  offers Class A shares only.  Class A shares are sold at their offering  price,  which is normally net asset value plus a front-end sales charge.  As of April  30,  2004,  500,000  shares  of Class A were  owned by the
Manager and its  affiliates,  which  represents  96% of the Fund's  total shares outstanding.  The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.  Effective May 6, 2004, the Fund offers Class
B and Class C shares.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES  VALUATION.  The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the  Exchange),  normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business.  Securities  listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued  based on the last sale  price of the  security  traded on that  exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price  provided by NASDAQ prior to the time when the Fund's assets are valued.  In the absence of a sale,  the security is valued at the last sale price on the prior  trading  day, if it is within the spread of the  closing  bid and  asked  prices,  and if not,  at the  closing  bid  price.
Securities  may  be  valued  primarily  using  dealer-supplied  valuations  or a portfolio  pricing  service  authorized  by the  Board of  Trustees.  Securities
(including  restricted  securities) for which market  quotations are not readily available are valued at their fair value.  Foreign  securities whose values have been materially  affected by what the Manager  identifies as a significant event occurring  before  the  Fund's  assets  are  valued but after the close of their respective  foreign  exchanges will be fair valued.  Fair value is determined in good faith using  consistently  applied  procedures under the supervision of the
Board of Trustees. Short-term "money market type" debt securities with remaining
maturities  of  sixty  days  or  less  are  valued  at  amortized   cost  (which
approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     Reported net realized  foreign exchange gains or losses arise from sales of portfolio securities,  sales and maturities of short-term  securities,  sales of foreign  currencies,  currency  gains or losses  realized  between the trade and settlement  dates on securities  transactions,  and the  difference  between the amounts of dividends,  interest,  and foreign  withholding taxes recorded on the
Fund's books and the U.S. dollar  equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities,  including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

JOINT  REPURCHASE  AGREEMENTS.  Pursuant  to an  Exemptive  Order  issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal.  In the event of  default by the other  party to the  agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax  components of capital shown in the table below  represent  distribution requirements the Fund must satisfy under the income tax regulations,  losses the
Fund may be able to offset against income and gains realized in future years and unrealized  appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED       ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM              LOSS     FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD 1           TAX PURPOSES
    -------------------------------------------------------------------------
    $443,302                     $--           $34,033             $1,184,602

1. As of April 30, 2004, the Fund had $34,033 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in
which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for April 30, 2004.
Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO
    REDUCTION TO                ACCUMULATED NET
    ACCUMULATED NET               REALIZED GAIN
    INVESTMENT INCOME            ON INVESTMENTS
    -------------------------------------------
    $77,000                             $77,000

The tax character of distributions paid during the period ended April 30, 2004 was as follows:

                                   PERIOD ENDED
                               APRIL 30, 2004 1
    -------------------------------------------
    Distributions paid from:
    Ordinary income                     $25,177

1. For the period from August 1, 2003 (commencement of operations) to April
30,
2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for
federal income tax purposes as of April 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses
or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                   $ 5,637,620
    Federal tax cost of other investments              1,308,733
                                                     -----------
    Total federal tax cost                           $ 6,946,353
                                                     ===========

    Gross unrealized appreciation                    $ 1,352,844
    Gross unrealized depreciation                       (168,242)
                                                     -----------
    Net unrealized appreciation                      $ 1,184,602
                                                     ===========
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED APRIL 30, 2004
1,2
                                                       SHARES
AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                  510,303
$5,105,000
Dividends and/or distributions reinvested                  44
499

--------------------------
Net increase                                          510,347
$5,105,499

==========================

1. For the period from August 1, 2003 (commencement of operations) to April
30,
2004.

2. The Fund sold 10,000 to the Manager upon seeding of the Fund on July 16,
2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2004, were
$6,887,512 and $1,814,913, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million, and 0.70% of average annual net assets
in excess of $1 billion. The Manager has voluntarily agreed to waive management
fees and/or reimburse the Fund for certain expenses so that "Total Annual
Operating Expenses" will not exceed 1.70% for Class A shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders. For the period ended April 30, 2004, management fees in the amount of $19,382 were voluntarily waived by the
Manager.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the period ended April 30, 2004, the Fund paid $49 to
OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for
Class A
shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign  currency  contract  is a  commitment  to  purchase  or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency   contracts  to  settle  specific  purchases  or  sales  of  securities denominated in a foreign  currency and for protection from adverse exchange rate
fluctuation.   Risks  to  the  Fund  include  the  potential  inability  of  the counterparty to meet the terms of the contract.

     The net U.S.  dollar value of foreign  currency  underlying all contractual commitments  held by the  Fund  and the  resulting  unrealized  appreciation  or depreciation are determined using  prevailing  foreign currency  exchange rates.
Unrealized  appreciation  and  depreciation  on foreign  currency  contracts are reported in the Statement of Assets and  Liabilities  as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or  settlement  of the foreign  transaction.  Contracts  closed or  settled  with the same  broker  are recorded as net realized  gains or losses.  Such  realized  gains and losses are reported  with all other foreign  currency  gains and losses in the Statement of
Operations.

As of April 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION   CONTRACT AMOUNT   VALUATION AS
OF      UNREALIZED
CONTRACT DESCRIPTION                  DATES            (000s)    APRIL 30,
2004    APPRECIATION
-----------------------------------------------------------------------------------------------

CONTRACTS TO SELL
Euro [EUR]                          10/4/04            735EUR
$878,038         $22,557
Japanese Yen [JPY]                  10/4/04         44,400JPY
404,753          23,984

                                                               -------
Total unrealized
appreciation                                                           $46,541

 =======

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an  "interfund  borrowing  and lending  arrangement"  with other  funds in the  Oppenheimer  funds  complex,  to allow  funds to borrow for liquidity  purposes.  The arrangement was initiated pursuant to exemptive relief granted by the  Securities  and  Exchange  Commission  (the SEC) to allow  these affiliated  funds to lend money to, and borrow  money from,  each  other,  in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order  requires  the Fund's  Board of Trustees to adopt  operating  policies and procedures to administer interfund borrowing and lending.  Under the arrangement the Fund may lend money to other  Oppenheimer  funds and may  borrow  from other
Oppenheimer  funds at a rate set by the Fund's Board of  Trustees,  based upon a recommendation  by the Manager.  The Fund's  borrowings,  if any, are subject to asset coverage  requirements under the Investment Company Act and the provisions of the SEC order and other  applicable  regulations.  If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund  might  have to borrow  from a bank at higher  rates if a loan were not available  from  another  Oppenheimer  fund.  If the Fund lends money to another fund,  it will be  subject  to the risk that the other  fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2004.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

In early 2005, if applicable,  shareholders  of record will receive  information regarding  all  dividends  and  distributions  paid to them by the  Fund  during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends  of  $0.0484  per  share  were  paid to Class A  shareholders  on
December 11, 2003,  all of which was  designated as ordinary  income for federal income tax purposes.

      None of the dividends paid by the Fund during the period ended April 30,
2004 are eligible for the corporate dividend-received deduction.

     A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2004 which are not designated as capital gain  distributions are eligible for lower  individual  income tax rates to the extent that the Fund has received  qualified  dividend  income as stipulated  by recent tax  legislation.
$86,801 of the Fund's  fiscal year taxable  income may be eligible for the lower individual income tax rates. In early 2005,  shareholders of record will receive information  regarding  the  percentage of  distributions  that are eligible for lower individual income tax rates.

     The foregoing  information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal  regulations  which may affect your individual tax return and the many variations in state and local tax regulations,  we recommend that you consult your tax advisor for specific guidance.

                                   Appendix A

                               RATINGS DEFINITIONS
                               -------------------

Below are summaries of the rating  definitions used by the  nationally-recognized rating agencies listed below.  Those ratings  represent the opinion of the agency as to the  credit  quality  of issues  that they rate.  The  summaries  below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and  preferred  stock rated "Aaa" are judged to be the best  quality.
They  carry the  smallest  degree  of  investment  risk.  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin  and  principal  is secure.  While  the  various  protective  elements  are  likely  to  change,  the changes  that can be  expected  are most  unlikely  to impair  the  fundamentally strong position of such issues.

Aa:  Bonds and  preferred  stock  rated "Aa" are judged to be of high  quality by all  standards.  Together with the "Aaa" group,  they comprise what are generally known as  high-grade  bonds.  They are rated  lower than the best  bonds  because margins  of  protection  may  not  be  as  large  as  with  "Aaa"  securities  or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present which make the  long-term  risk appear  somewhat  larger than that of "Aaa" securities.

A:  Bonds  and  preferred  stock  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper-medium  grade  obligations.  Factors giving  security to principal and interest are  considered  adequate but elements may be present which  suggest a  susceptibility  to  impairment  some time in the future.

Baa:  Bonds  and  preferred   stock  rated  "Baa"  are  considered   medium-grade
obligations;  that is,  they are neither  highly  protected  nor poorly  secured.
Interest  payments and  principal  security  appear  adequate for the present but
certain  protective  elements  may  be  lacking  or  may  be   characteristically
unreliable  over  any  great  length  of  time.   Such  bonds  lack   outstanding
investment characteristics and have speculative characteristics as well.

Ba:  Bonds  and  preferred  stock  rated  "Ba"  are  judged  to have  speculative elements.  Their future cannot be considered  well-assured.  Often the protection of interest  and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both  good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B: Bonds and preferred  stock rated "B"  generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or  of maintenance  of other terms of the  contract  over any long period of time may be small.

Caa:  Bonds and  preferred  stock rated "Caa" are of poor  standing.  Such issues may be in default  or there may be present  elements  of danger  with  respect to principal or interest.
Ca:  Bonds  and  preferred  stock  rated  "Ca"  represent  obligations  which are speculative  in a high  degree.  Such  issues  are often in default or have other marked shortcomings.

C: Bonds and  preferred  stock rated "C" are the lowest  class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3  in  each  generic  rating classification  from "Aa"  through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating  category;  the modifier
"2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic  rating  category.  Advanced  refunded  issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These  ratings are opinions of the ability of issuers to honor  senior  financial obligations and contracts.  Such obligations  generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior  ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term  debt obligations.  Earnings  trends and  coverage  ratios,  while  sound,  may be more subject to variation.  Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an  acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry  characteristics and market compositions may be more  pronounced.  Variability  in earnings  and  profitability  may result in changes in the level of debt protection  measurements and may require  relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's  Ratings  Services  ("Standard  &  Poor's"),  a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue  credit   ratings  are  based  in  varying   degrees,   on  the   following
considerations:
o     Likelihood of  payment-capacity  and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection  afforded by, and relative  position of, the  obligation  in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue  ratings  definitions  are  expressed in terms of default  risk.  As such,  they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior  obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the highest  rating  assigned by Standard &
Poor's.  The  obligor's  capacity  to  meet  its  financial   commitment  on  the
obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small  degree.  The obligor's  capacity to meet its  financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects
of  changes  in  circumstances  and  economic   conditions  than  obligations  in
higher-rated  categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection  parameters.  However, adverse  economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C
An  obligation  rated `BB',  `B',  `CCC',  `CC',  and `C' are  regarded as having significant  speculative  characteristics.  `BB'  indicates  the least  degree of speculation  and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may  be  outweighed  by  large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than  other speculative issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to the
obligor's   inadequate   capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more  vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the  capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,   or  economic
conditions  will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic  conditions for the obligor  to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial,  or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are  currently highly  vulnerable  to  nonpayment.  The  "C"  rating  may be  used  to  cover  a situation  where a bankruptcy  petition has been filed or similar  action  taken, but  payments  on  this  obligation  are  being  continued.  A "C"  also  will be assigned  to a  preferred  stock issue in arrears on  dividends  or sinking  fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating  category is used  when  payments  on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless Standard & Poor's believes that such  payments  will be made during such grace  period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the  addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c'  subscript  is used to provide  additional  information  to  investors that the bank may terminate  its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an  investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The  letter  `p'  indicates  that the  rating is  provisional.  A  provisional rating  assumes the  successful  completion  of the project  financed by the debt being rated and indicates  that payment of debt service  requirements  is largely or entirely  dependent  upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality  subsequent to completion of the  project,  makes no  comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor  should exercise his own judgment with respect to such likelihood and risk.

Continuance  of the ratings is contingent  upon  Standard & Poor's  receipt of an executed  copy  of the  escrow  agreement  or  closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations  that
Standard & Poor's  believes may experience  high  volatility or high  variability
in  expected  returns  as  a  result  of  noncredit   risks.   Examples  of  such
obligations   are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or   currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The  absence of an `r'
symbol  should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories  are rated on the same basis as domestic  corporate and municipal issues.  The ratings measure  the  creditworthiness  of  the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under  present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds  rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings)  generally are regarded as eligible
for  bank   investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other  standards for  obligations  eligible for  investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term  ratings  are  generally  assigned  to  those  obligations  considered short-term  in the  relevant  market.  In  the  U.S.,  for  example,  that  means obligations  with  an  original  maturity  of no  more  than  365  days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the  highest  category by
Standard & Poor's.  The obligor's  capacity to meet its  financial  commitment on
the  obligation  is  strong.  Within  this  category,   certain  obligations  are
designated  with a plus sign (+). This indicates  that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat  more  susceptible  to the adverse  effects  of  changes  in  circumstances  and  economic  conditions  than obligations  in higher rating  categories.  However,  the  obligor's  capacity to meet its financial commitment on the obligation is satisfactory.
A-3:  A  short-term   obligation   rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its  financial commitment on the obligation.

B:  A  short-term   obligation  rated  "B"  is  regarded  as  having  significant speculative  characteristics.  The obligor currently has the capacity to meet its
financial  commitment  on  the  obligation;   however,  it  faces  major  ongoing
uncertainties  which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation  rated "C" is currently  vulnerable to nonpayment and is dependent  upon favorable  business,  financial,  and economic  conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D"  rating category  is used when  payments  on an  obligation  are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during  such grace  period.  The "D"
rating also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard  & Poor's  note  rating  reflects  the  liquidity  factors  and market access  risks  unique to  notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years  will most  likely receive a long-term  debt rating.  The following  criteria will be used in making that assessment:
o     Amortization  schedule-the  larger  the final  maturity  relative  to other maturities, the more likely it will
      be treated as a note; and
o     Source of  payment-the  more  dependent  the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1:  Strong  capacity  to pay  principal  and  interest.  An issue  with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability  to adverse  financial  and  economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International  credit  ratings  assess the capacity to meet  foreign  currency or
local  currency  commitments.   Both  "foreign  currency"  and  "local  currency"
ratings are  internationally  comparable  assessments.  The local currency rating measures  the  probability  of payment  within  the  relevant  sovereign  state's currency and  jurisdiction  and therefore,  unlike the foreign  currency  rating, does not take account of the possibility of foreign  exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The  following  ratings  scale  applies to foreign  currency  and local  currency ratings.

Investment Grade:

AAA:  Highest  Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit  risk.  They  are  assigned  only  in the  case  of  exceptionally  strong capacity for timely  payment of financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit  Quality.  "AA"  ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment  of
financial  commitments.   This  capacity  is  not  significantly   vulnerable  to
foreseeable events.

A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.
The capacity for timely payment of financial  commitments  is considered  strong.
This capacity may,  nevertheless,  be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit  Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for  timely  payment  of  financial commitments is considered  adequate,  but adverse changes in circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change  over time.  However,  business or  financial  alternatives  may be  available to allow financial  commitments  to be met.  Securities  rated  in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate  that  significant  credit risk is present,  but a limited  margin  of safety  remains.  Financial  commitments  are currently being met.  However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default  is a real  possibility.  Capacity  for meeting  financial  commitments  is  solely  reliant  upon  sustained,  favorable business or economic  developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects  for achieving  partial or full recovery in a  reorganization or  liquidation  of the  obligor.  While  expected  recovery  values  are  highly speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD"  indicates potential  recoveries  in the  range  of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all  of  their obligations.  Entities  rated "DDD" have the highest  prospect for  resumption of performance  or  continued  operation  with or  without  a formal  reorganization
process.   Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation  process;  those rated "DD" are likely to satisfy a higher portion of their  outstanding  obligations,  while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol  to denote relative  status  within the major  rating  categories.  Plus and minus signs are not added to the "AAA"  category or to categories  below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The  following  ratings  scale  applies to foreign  currency  and local  currency ratings.  A short-term  rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance  securities,  and thus
places   greater   emphasis  on  the  liquidity   necessary  to  meet   financial
commitments in a timely manner.

F1: Highest credit  quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote  any  exceptionally  strong  credit feature.

F2:  Good  credit  quality.  A  satisfactory   capacity  for  timely  payment  of
financial  commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit  quality.  Capacity for timely  payment of financial  commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal  capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and  economic conditions.

C: High  default  risk.  Default  is a real  possibility.  Capacity  for  meeting financial  commitments  is solely  reliant upon a sustained,  favorable  business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

   Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

  II.       Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
     acquisitions and exchange offers, to which the Fund is a party.
|_|  Shares  purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer
     Cash   Reserves)  or  unit   investment   trusts  for  which   reinvestment
     arrangements have been made with the Distributor.

|_|  Shares  purchased  through a broker  dealer that has entered into a special agreement with the Distributor to allow the broker's  customers to purchase and pay for  shares  of  Oppenheimer  funds  using the  proceeds  of shares redeemed in the prior 30 days from a mutual  fund (other than fund  managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent  deferred sales charge was paid.  This waiver also applies to shares  purchased by exchange of shares of  Oppenheimer  Money Market Fund,
     Inc. that were  purchased and paid for in this manner.  This waiver must be requested when the purchase order is placed for shares of the Fund, and the
     Distributor may require evidence of qualification for this waiver.

|_|  Shares  purchased  with the  proceeds  of maturing  principal  units of any
     Qualified Unit Investment Liquid Trust Series.
|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest International
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of
            Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.         Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer International Value Fund

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      388 Greenwich Street
      New York, New York 10013

Independent Auditors
      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

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